UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-6332


                        Limited Term New York Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited

 Principal                                                                        Effective            Market Value
    Amount                                         Coupon        Maturity         Maturity*              See Note 1
-------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--100.4%
-------------------------------------------------------------------------------------------------------------------
New York--84.4%
$  785,000 Albany County Airport Authority          5.300%     12/15/2009        12/15/2007 b            $  880,401
-------------------------------------------------------------------------------------------------------------------
    50,000 Albany County Airport Authority          5.300      12/15/2015 s      12/15/2009 b                53,857
-------------------------------------------------------------------------------------------------------------------
   750,000 Albany County Airport Authority          5.500      12/15/2019 s      12/15/2009 b               805,050
-------------------------------------------------------------------------------------------------------------------
     5,000 Albany GO                                7.000      01/15/2010        07/15/2003 b                 5,049
-------------------------------------------------------------------------------------------------------------------
   250,000 Albany Hsg. Authority                    6.250      10/01/2012 s      10/01/2007 b               267,905
-------------------------------------------------------------------------------------------------------------------
   430,000 Albany IDA (Albany Medical Center)       5.600      05/01/2005        11/30/2004 c               435,887
-------------------------------------------------------------------------------------------------------------------
 5,335,000 Albany IDA (Charitable Leadership)       5.500      07/01/2011        07/13/2010 c             5,736,565
-------------------------------------------------------------------------------------------------------------------
 8,810,000 Albany IDA (Charitable Leadership)       6.000      07/01/2019 s      07/01/2013 b             9,471,719
-------------------------------------------------------------------------------------------------------------------
 2,660,000 Albany IDA
           (Daughters of Sarah Nursing Home)        5.250      10/20/2021        03/26/2014 g             2,823,218
-------------------------------------------------------------------------------------------------------------------
 1,665,000 Albany IDA (H. Johnson Office Park) i    4.750      03/01/2018 s      03/01/2008 f             1,676,472
-------------------------------------------------------------------------------------------------------------------
   65,000  Albany IDA (Port of Albany)              6.250      02/01/2005        08/16/2004 c                65,002
-------------------------------------------------------------------------------------------------------------------
   50,000  Albany IDA (Spectrapark)                 7.500      12/01/2003        12/01/2003                  50,239
-------------------------------------------------------------------------------------------------------------------
 3,545,000 Albany IDA (Spectrapark)                 7.600      12/01/2009 s      12/01/2003 b             3,671,556
-------------------------------------------------------------------------------------------------------------------
   125,000 Albany IDA
           (University Heights--Albany Law School)  6.750      12/01/2019 s      12/01/2009 b               152,274
-------------------------------------------------------------------------------------------------------------------
 1,655,000 Albany IDA
           (University Heights--Albany Pharmacy)    6.750      12/01/2019 s      12/01/2009 b             1,955,664
-------------------------------------------------------------------------------------------------------------------
    15,000 Albany IDA
           (University Heights--Albany Pharmacy)    6.750      12/01/2029 s      12/01/2009 b                17,454
-------------------------------------------------------------------------------------------------------------------
 9,295,000 Albany Municipal Water
           Finance Authority                        5.500      12/01/2022 s      12/01/2003 b             9,619,767
-------------------------------------------------------------------------------------------------------------------
 1,000,000 Albany Municipal Water
           Finance Authority                        6.375      12/01/2017 s      12/01/2009 b             1,203,000
-------------------------------------------------------------------------------------------------------------------
    25,000 Albany Parking Authority                 0.000 z    09/15/2003        09/15/2003                  24,915
-------------------------------------------------------------------------------------------------------------------
   625,000 Albany Parking Authority                 0.000 z    09/15/2004        09/15/2004                 611,606
-------------------------------------------------------------------------------------------------------------------
    20,000 Albany Parking Authority                 0.000 z    09/15/2005        09/15/2005                  19,032
-------------------------------------------------------------------------------------------------------------------
 2,000,000 Albany Parking Authority                 5.625      07/15/2020 s      07/15/2012 b             2,125,120
-------------------------------------------------------------------------------------------------------------------
 1,000,000 Albany Parking Authority                 5.625      07/15/2025 s      07/15/2012 b             1,046,840
-------------------------------------------------------------------------------------------------------------------
 4,250,000 Allegany County IDA
           (Houghton College)                       5.250      01/15/2018        01/15/2010 b             4,386,850
-------------------------------------------------------------------------------------------------------------------
 3,060,000 Amherst IDA (Daemen College)             5.750      10/01/2011        02/13/2008 c             3,346,385
-------------------------------------------------------------------------------------------------------------------
   490,000 Amherst IDA (Faculty--Student
           Assoc. of SUNY at Buffalo)               5.750      04/01/2016        04/01/2012 b               537,403
-------------------------------------------------------------------------------------------------------------------
   420,000 Amherst IDA (Faculty--Student
           Assoc. of SUNY at Buffalo)               5.750      04/01/2017 s      04/01/2012 b               457,447
-------------------------------------------------------------------------------------------------------------------
   900,000 Andpress HDC (Andpress Plaza)            6.600      01/15/2023 s      08/01/2003 b               901,206
-------------------------------------------------------------------------------------------------------------------
    50,000 Arlington Central School District        5.000      12/15/2015        12/15/2009 b                57,753
-------------------------------------------------------------------------------------------------------------------
 1,380,000 Arlington Central School District        5.000      12/15/2020        12/15/2012 b             1,474,861
-------------------------------------------------------------------------------------------------------------------
    10,000 Arlington Central School District        5.625      05/15/2022        05/15/2007 b                11,771
-------------------------------------------------------------------------------------------------------------------
 6,940,000 Babylon IDA (WSNCHS East, Inc.)          6.500      08/01/2019 s      08/01/2010 b             8,051,719
-------------------------------------------------------------------------------------------------------------------
 1,765,000 Battery Park City Authority              5.250      11/01/2017        11/01/2003 b             1,818,709
-------------------------------------------------------------------------------------------------------------------
   105,000 Battery Park City Authority              5.250      11/01/2017        11/01/2003 b               108,269
-------------------------------------------------------------------------------------------------------------------
     5,000 Battery Park City Authority              5.250      11/01/2017        11/01/2003 b                 5,156
-------------------------------------------------------------------------------------------------------------------
 2,800,000 Battery Park City Authority              5.500      11/01/2010        11/01/2003 b             2,895,284
-------------------------------------------------------------------------------------------------------------------
   245,000 Battery Park City Authority              5.650      12/01/2013 s      12/01/2003 b               245,289

          9  LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$   325,000 Battery Park City Authority              5.700%     11/01/2020        11/01/2003 b           $   335,618
--------------------------------------------------------------------------------------------------------------------
    125,000 Battery Park City Authority              5.700      11/01/2020        11/01/2003 b               129,127
--------------------------------------------------------------------------------------------------------------------
    360,000 Battery Park City Authority              5.700      11/01/2023        11/01/2003 b               374,591
--------------------------------------------------------------------------------------------------------------------
  1,955,000 Battery Park City Authority              5.750      06/01/2023 s      12/01/2003 b             1,961,549
--------------------------------------------------------------------------------------------------------------------
  3,455,000 Battery Park City Authority              5.800      11/01/2022 s      11/01/2003 b             3,567,322
--------------------------------------------------------------------------------------------------------------------
    455,000 Blauvelt Volunteer Fire Company          6.000      10/15/2008        06/08/2006 c               456,770
--------------------------------------------------------------------------------------------------------------------
     10,000 Brookhaven GO                            6.400      10/01/2010        10/01/2003 b                10,245
--------------------------------------------------------------------------------------------------------------------
    885,000 Brookhaven IDA
            (Alternatives for Children)              7.000      02/01/2013        07/09/2009 c               918,285
--------------------------------------------------------------------------------------------------------------------
  1,665,000 Brookhaven IDA (Dowling College)         6.500      11/01/2012        11/01/2012               1,668,846
--------------------------------------------------------------------------------------------------------------------
    690,000 Brookhaven IDA (Stony Brook Foundation)  5.750      11/01/2008        06/19/2006 c               741,046
--------------------------------------------------------------------------------------------------------------------
     90,000 Broome County COP                        5.250      04/01/2022 s      04/01/2004 b                93,976
--------------------------------------------------------------------------------------------------------------------
    505,000 Buffalo GO                               6.000      12/01/2015        12/01/2009 a               617,458
--------------------------------------------------------------------------------------------------------------------
    600,000 Carnegie Redevelopment Corp. i           6.250      09/01/2005        08/31/2004 c               598,920
--------------------------------------------------------------------------------------------------------------------
  1,550,000 Carnegie Redevelopment Corp. i           6.500      09/01/2011        05/17/2009 c             1,546,063
--------------------------------------------------------------------------------------------------------------------
    435,000 Cattaraugus County IDA
            (Jamestown Community College)            6.000      07/01/2012 s      07/01/2010 b               486,752
--------------------------------------------------------------------------------------------------------------------
  8,675,000 Cayuga County COP
            (Auburn Memorial Hospital)               6.000      01/01/2021 s      01/01/2004 b             9,015,667
--------------------------------------------------------------------------------------------------------------------
  1,075,000 Chautaugua County Tobacco Asset
            Securitization Corp.                     6.250      07/01/2016        01/11/2015 c             1,065,669
--------------------------------------------------------------------------------------------------------------------
  2,035,000 Chautauqua County Tobacco Asset
            Securitization Corp.                     6.000      07/01/2012        10/15/2008 c             2,028,284
--------------------------------------------------------------------------------------------------------------------
  3,180,000 Chautauqua County Tobacco Asset
            Securitization Corp.                     6.500      07/01/2024        06/07/2021 c             3,172,400
--------------------------------------------------------------------------------------------------------------------
 15,660,000 Chautauqua County Tobacco Asset
            Securitization Corp.                     6.750      07/01/2040        05/28/2034 c            15,594,385
--------------------------------------------------------------------------------------------------------------------
  2,500,000 Clarence IDA (Bristol Village)           6.000      01/20/2044        01/20/2015 b             2,723,075
--------------------------------------------------------------------------------------------------------------------
    100,000 Clifton Park GO                          5.100      02/01/2011        02/01/2004 b               102,159
--------------------------------------------------------------------------------------------------------------------
    470,000 Clifton Springs Hospital & Clinic        7.000      01/01/2005        07/09/2004 c               469,351
--------------------------------------------------------------------------------------------------------------------
  6,690,000 Columbia County IDA
            (Hudson Valley Care Centers)             6.875      03/20/2037 s      03/20/2012 b             7,725,813
--------------------------------------------------------------------------------------------------------------------
  4,195,000 Cortland County IDA
            (Cortland Memorial Hospital)             5.625      07/01/2024 s      07/01/2013 b             4,482,861
--------------------------------------------------------------------------------------------------------------------
     30,000 Dutchess County GO                       5.375      03/15/2014        03/15/2006 b                33,009
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Dutchess County IDA (Bard College)       7.000      11/01/2017 s      11/01/2003 b             1,036,750
--------------------------------------------------------------------------------------------------------------------
  5,205,000 Dutchess County IDA (Marist College)     5.150      07/01/2017        07/01/2013 b             5,485,810
--------------------------------------------------------------------------------------------------------------------
  2,825,000 Dutchess County IDA
            (Vassar Brothers Hospital)               6.500      04/01/2020 s      04/01/2010 b             3,084,448
--------------------------------------------------------------------------------------------------------------------
  2,800,000 East Rochester Hsg. Authority
            (Rochester St. Mary's Residence
            Facility)                                5.375      12/20/2022 s      12/20/2012 b             2,984,968
--------------------------------------------------------------------------------------------------------------------
    550,000 East Rochester Hsg. Authority
            (St. John's Meadows)                     5.750      08/01/2037 s      08/01/2009 b               591,156
--------------------------------------------------------------------------------------------------------------------
  2,250,000 Erie County
            IDA (Medaille College)                   6.875      10/01/2013        06/01/2010 c             2,270,250
--------------------------------------------------------------------------------------------------------------------
    670,000 Erie County IDA (Medaille College)       7.250      11/01/2010        08/20/2007 c               684,197
--------------------------------------------------------------------------------------------------------------------
  7,885,000 Erie County Tobacco Asset
            Securitization Corp.                     6.000      07/15/2020        10/03/2009 c             7,655,704
--------------------------------------------------------------------------------------------------------------------
    620,000 Erie County Tobacco Asset
            Securitization Corp.                     6.125      07/15/2030        06/07/2020 c               584,474

         10  LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$ 8,205,000 Erie County Tobacco Asset
            Securitization Corp.                     6.250%     07/15/2040        10/15/2026 c           $ 7,829,457
--------------------------------------------------------------------------------------------------------------------
 16,825,000 Erie County Tobacco Asset
            Securitization Corp.                     6.500      07/15/2024        07/15/2011 b            16,910,976
--------------------------------------------------------------------------------------------------------------------
  2,990,000 Erie County Tobacco Asset
            Securitization Corp.                     6.750      07/15/2040 s      07/15/2011 b             3,003,276
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Essex County IDA
            (International Paper Company)            5.800      12/01/2019        12/01/2007 b             1,031,480
--------------------------------------------------------------------------------------------------------------------
     25,000 Fairport GO                              5.000      05/15/2006        11/15/2003 b                25,068
--------------------------------------------------------------------------------------------------------------------
  1,600,000 Franklin County IDA COP                  8.125      08/01/2006        08/12/2005 c             1,659,904
--------------------------------------------------------------------------------------------------------------------
    960,000 Franklin County SWMA                     6.000      06/01/2005        08/01/2004 b               977,510
--------------------------------------------------------------------------------------------------------------------
  2,720,000 Franklin County SWMA                     6.125      06/01/2009 s      06/01/2005 b             2,803,912
--------------------------------------------------------------------------------------------------------------------
    360,000 Franklin County SWMA                     6.250      06/01/2015 s      06/01/2005 b               367,690
--------------------------------------------------------------------------------------------------------------------
    770,000 Hamilton EHC (Hamilton Apartments)      11.250      01/01/2015 s      11/01/2003 b               789,496
--------------------------------------------------------------------------------------------------------------------
  1,700,000 Hempstead IDA (Adelphi University)       5.750      06/01/2022 s      06/01/2012 b             1,848,767
--------------------------------------------------------------------------------------------------------------------
  2,385,000 Herkimer County IDA (Burrows Paper) i    8.000      01/01/2009        09/07/2006 c             2,342,809
--------------------------------------------------------------------------------------------------------------------
    860,000 Herkimer County IDA (College Foundation) 5.850      11/01/2010        08/25/2007 c               936,334
--------------------------------------------------------------------------------------------------------------------
  2,180,000 Herkimer Hsg. Authority                  7.150      03/01/2011        09/01/2006 b             2,210,716
--------------------------------------------------------------------------------------------------------------------
 55,025,000 Hsg. NY Corp.                            5.000      11/01/2018        11/01/2003 b            56,699,411
--------------------------------------------------------------------------------------------------------------------
  3,230,000 Hsg. NY Corp.                            5.500      11/01/2020 s      11/01/2005 b             3,332,552
--------------------------------------------------------------------------------------------------------------------
     20,000 Hsg. NY Corp.                            5.500      11/01/2020        11/01/2003 b                20,635
--------------------------------------------------------------------------------------------------------------------
     15,000 Hudson HDC
            (Providence Hall--Schuyler Court)        6.400      07/01/2012 s      01/01/2004 b                15,104
--------------------------------------------------------------------------------------------------------------------
  2,090,000 Hudson HDC
            (Providence Hall--Schuyler Court)         6.500      01/01/2025 s      01/01/2004 b             2,155,312
--------------------------------------------------------------------------------------------------------------------
    280,000 Hudson IDA (Have, Inc.)                  7.125      12/01/2007        01/21/2006 c               276,954
--------------------------------------------------------------------------------------------------------------------
     90,000 Huntington GO                            5.500      04/01/2017        10/01/2003 b                92,637
--------------------------------------------------------------------------------------------------------------------
     80,000 Islip Union Free School District GO      5.625      07/15/2012        07/15/2003 b                81,860
--------------------------------------------------------------------------------------------------------------------
  2,970,000 Jamestown Hsg. Authority                 6.125      07/01/2010        02/01/2007 b             2,973,118
--------------------------------------------------------------------------------------------------------------------
  2,000,000 Jefferson County IDA
            (Champion International)                 7.200      12/01/2020        11/15/2003 b             2,047,160
--------------------------------------------------------------------------------------------------------------------
 30,000,000 L.I. Power Authority VRDB                1.050 v    05/01/2033        07/02/2003 f            30,000,000
--------------------------------------------------------------------------------------------------------------------
  7,390,000 L.I. Power Authority, Series A           5.000      12/01/2015        06/01/2008 b             8,044,902
--------------------------------------------------------------------------------------------------------------------
  8,765,000 L.I. Power Authority, Series A           5.000      12/01/2018        06/01/2008 b             9,274,334
--------------------------------------------------------------------------------------------------------------------
  5,095,000 L.I. Power Authority, Series A           5.125      12/01/2016        06/01/2008 b             5,545,398
--------------------------------------------------------------------------------------------------------------------
     75,000 L.I. Power Authority, Series A           5.125      12/01/2022 s      06/01/2008 b                78,588
--------------------------------------------------------------------------------------------------------------------
     25,000 L.I. Power Authority, Series A           5.300      12/01/2019        06/01/2008 b                27,108
--------------------------------------------------------------------------------------------------------------------
 12,365,000 L.I. Power Authority, Series C           5.500      09/01/2020        03/01/2008 b            12,962,477
--------------------------------------------------------------------------------------------------------------------
     10,000 Liberty GO                               8.200      10/15/2016        10/15/2003 b                10,089
--------------------------------------------------------------------------------------------------------------------
     25,000 Liberty GO                               8.200      10/15/2018        10/15/2003 b                25,204
--------------------------------------------------------------------------------------------------------------------
     25,000 Liberty GO                               8.200      10/15/2019        10/15/2003 b                25,196
--------------------------------------------------------------------------------------------------------------------
     85,000 Lillian Cooper HDC                       7.000      01/01/2022 s      01/01/2004 b                85,132
--------------------------------------------------------------------------------------------------------------------
    215,000 Lillian Cooper HDC                       7.000      01/01/2022        01/01/2004 b               223,224
--------------------------------------------------------------------------------------------------------------------
     25,000 Lillian Cooper HDC                       7.000      01/01/2023 s      01/01/2004 b                25,290
--------------------------------------------------------------------------------------------------------------------
     75,000 Lillian Cooper HDC                       7.375      01/01/2023 s      01/01/2004 b                76,969
--------------------------------------------------------------------------------------------------------------------
  3,950,000 Lockport HDC                             6.000      10/01/2018 s      10/01/2009 b             4,101,522

         11  LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$   850,000 Madison County IDA (Morrisville College) 6.750%     07/01/2007        08/10/2005 c           $   867,425
--------------------------------------------------------------------------------------------------------------------
    290,000 Madison County IDA
            (Oneida Healthcare Center)               5.300      07/01/2005        01/05/2005 c               310,738
--------------------------------------------------------------------------------------------------------------------
  2,260,000 Madison County IDA
            (Oneida Healthcare Center)               5.500      02/01/2016        02/01/2013 b             2,461,728
--------------------------------------------------------------------------------------------------------------------
    170,000 Mechanicsville HDC                       6.900      08/01/2022 s      09/01/2003 b               170,857
--------------------------------------------------------------------------------------------------------------------
    215,000 Medina Hsg. Corp.                        8.250      08/15/2011 s      08/15/2003 b               217,690
--------------------------------------------------------------------------------------------------------------------
    480,000 Middleton IDA (Fleurchem, Inc.) i        7.125      12/01/2008        08/23/2006 c               479,429
--------------------------------------------------------------------------------------------------------------------
     40,000 Middletown Hsg. (Alice V. Tomaso Plaza)  6.000      07/01/2009        07/01/2004 b                42,560
--------------------------------------------------------------------------------------------------------------------
    785,000 Middletown IDA
            (Southwinds Retirement Home)             5.875      03/01/2007        10/25/2005 c               772,856
--------------------------------------------------------------------------------------------------------------------
      5,000 Monroe County Airport Authority (GRIA)   0.000 z    01/01/2004        01/01/2004                   4,965
--------------------------------------------------------------------------------------------------------------------
     50,000 Monroe County Airport Authority (GRIA)   5.375      01/01/2019        01/01/2004 b                50,858
--------------------------------------------------------------------------------------------------------------------
    100,000 Monroe County Airport Authority (GRIA)   5.400      01/01/2008        01/01/2004 b               102,340
--------------------------------------------------------------------------------------------------------------------
  6,285,000 Monroe County COP                        8.050      01/01/2011 s      01/01/2004 b             6,498,061
--------------------------------------------------------------------------------------------------------------------
     75,000 Monroe County GO                         5.600      12/01/2013        12/01/2003 b                78,097
--------------------------------------------------------------------------------------------------------------------
  1,755,000 Monroe County IDA (Al Sigl Center)       6.125      12/15/2008        08/17/2006 c             1,784,800
--------------------------------------------------------------------------------------------------------------------
    525,000 Monroe County IDA (Al Sigl Center)       6.375      12/15/2005        12/29/2004 c               544,960
--------------------------------------------------------------------------------------------------------------------
  1,135,000 Monroe County IDA (Al Sigl Center)       6.750      12/15/2010        02/01/2007 c             1,164,226
--------------------------------------------------------------------------------------------------------------------
     25,000 Monroe County IDA
            (Collegiate Hsg. Foundation--RIT)        5.000      04/01/2010        04/01/2010                  25,829
--------------------------------------------------------------------------------------------------------------------
    790,000 Monroe County IDA
            (Dayton Rogers Manufacturing)            5.850      12/01/2006        06/28/2005 c               766,592
--------------------------------------------------------------------------------------------------------------------
  1,285,000 Monroe County IDA
            (DePaul Community Facilities)            6.500      02/01/2024 s      02/01/2004 b             1,328,112
--------------------------------------------------------------------------------------------------------------------
    930,000 Monroe County IDA (DePaul Properties)    5.900      09/01/2007        10/13/2005 c               906,080
--------------------------------------------------------------------------------------------------------------------
     80,000 Monroe County IDA
            (Jewish Home of Rochester Senior Hsg.)   5.700      04/01/2004        04/01/2004                  80,587
--------------------------------------------------------------------------------------------------------------------
     60,000 Monroe County IDA
            (Jewish Home of Rochester Senior Hsg.)   5.800      04/01/2005        04/01/2005                  60,901
--------------------------------------------------------------------------------------------------------------------
     65,000 Monroe County IDA
            (Jewish Home of Rochester Senior Hsg.)   5.900      04/01/2006        04/01/2006                  66,399
--------------------------------------------------------------------------------------------------------------------
     75,000 Monroe County IDA
            (Jewish Home of Rochester Senior Hsg.)   6.100      04/01/2008        04/01/2007 b                76,867
--------------------------------------------------------------------------------------------------------------------
    110,000 Monroe County IDA
            (Jewish Home of Rochester Senior Hsg.)   6.200      04/01/2009        04/01/2007 b               112,330
--------------------------------------------------------------------------------------------------------------------
    100,000 Monroe County IDA
            (Nazareth College of Rochester)          5.250      04/01/2018        04/01/2008 b               108,307
--------------------------------------------------------------------------------------------------------------------
  1,040,000 Monroe County IDA (Piano Works)          6.625      11/01/2006        06/01/2005 c             1,049,506
--------------------------------------------------------------------------------------------------------------------
     70,000 Monroe County IDA (West End Business)    6.750      12/01/2004        06/01/2004 c                70,086
--------------------------------------------------------------------------------------------------------------------
 19,380,000 Monroe County Tobacco Asset
            Securitization Corp.                     6.150      06/01/2025        05/16/2009 c            18,437,938
--------------------------------------------------------------------------------------------------------------------
 11,165,000 Monroe County Tobacco Asset
            Securitization Corp.                     6.375      06/01/2019 s      06/01/2011 b            11,301,101
--------------------------------------------------------------------------------------------------------------------
 20,305,000 Monroe County Tobacco Asset
            Securitization Corp.                     6.375      06/01/2035        08/31/2021 c            19,617,473
--------------------------------------------------------------------------------------------------------------------
  3,000,000 Monroe County Tobacco Asset
            Securitization Corp.                     6.625      06/01/2042 s      06/01/2011 b             2,997,270

         12  LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$   285,000 Monroe Newpower Corp.                    4.500%     01/01/2011        10/01/2010 c           $   294,813
--------------------------------------------------------------------------------------------------------------------
    155,000 Monroe Newpower Corp.                    4.700      01/01/2012        10/01/2011 c               161,676
--------------------------------------------------------------------------------------------------------------------
    410,000 Monroe Newpower Corp.                    4.800      01/01/2013        10/01/2012 c               428,950
--------------------------------------------------------------------------------------------------------------------
  7,800,000 Monroe Newpower Corp.                    6.375      01/01/2024        07/01/2009 b             8,504,496
--------------------------------------------------------------------------------------------------------------------
    730,000 Montgomery County IDA (ASMF) i, t, u     6.500      01/15/2004        07/15/2003 b               374,125
--------------------------------------------------------------------------------------------------------------------
    375,000 Mount Vernon IDA (Meadowview)            6.000      06/01/2009        01/31/2007 c               379,815
--------------------------------------------------------------------------------------------------------------------
     25,000 MTA Commuter Facilities, Series 7        5.625      07/01/2016 s      01/01/2004 b                25,528
--------------------------------------------------------------------------------------------------------------------
  6,600,000 MTA Commuter Facilities, Series A        6.500      07/01/2016        07/01/2007 a             7,794,204
--------------------------------------------------------------------------------------------------------------------
     10,000 MTA Commuter Facilities, Series B        5.000      07/01/2017        07/01/2009 a                11,125
--------------------------------------------------------------------------------------------------------------------
      5,000 MTA Commuter Facilities, Series D        5.000      07/01/2016        07/01/2007 a                 5,602
--------------------------------------------------------------------------------------------------------------------
  2,000,000 MTA Dedicated Tax Fund, Series A         6.125      04/01/2015        04/01/2010 a             2,424,020
--------------------------------------------------------------------------------------------------------------------
  1,000,000 MTA Dedicated Tax Fund, Series A         6.125      04/01/2017        04/01/2010 a             1,212,010
--------------------------------------------------------------------------------------------------------------------
    215,000 MTA Service Contract, Series 3           7.375      07/01/2008        08/21/2006 c               246,119
--------------------------------------------------------------------------------------------------------------------
 15,350,000 MTA Service Contract, Series A           5.750      07/01/2031        07/01/2012 b            17,344,272
--------------------------------------------------------------------------------------------------------------------
  7,135,000 MTA, Series A                            6.500      07/01/2016        07/01/2007 a             8,426,007
--------------------------------------------------------------------------------------------------------------------
     55,000 MTA, Series B                            5.000      07/01/2020 s      07/01/2007 b                59,971
--------------------------------------------------------------------------------------------------------------------
 20,000,000 MTA, Series U                            5.750      11/15/2032        11/15/2012 b            21,861,800
--------------------------------------------------------------------------------------------------------------------
 15,000,000 Municipal Assistance Corp. for
            New York, NY                             6.000      07/01/2008        07/01/2007 b            17,437,950
--------------------------------------------------------------------------------------------------------------------
    100,000 Nassau County GO                         5.875      08/01/2014        08/01/2003 b               102,349
--------------------------------------------------------------------------------------------------------------------
      5,000 Nassau County GO                         5.875      05/15/2015        11/15/2003 b                 5,175
--------------------------------------------------------------------------------------------------------------------
     20,000 Nassau County GO                         6.375      05/15/2013        11/15/2003 b                20,549
--------------------------------------------------------------------------------------------------------------------
     10,000 Nassau County GO                         6.375      05/15/2014        11/15/2003 b                10,362
--------------------------------------------------------------------------------------------------------------------
    710,000 Nassau County GO Combined
            Sewer Districts, Series F                7.000      03/01/2015        03/01/2010 b               865,831
--------------------------------------------------------------------------------------------------------------------
    720,000 Nassau County GO Combined
            Sewer Districts, Series F                7.000      03/01/2016        03/01/2010 b               878,026
--------------------------------------------------------------------------------------------------------------------
    730,000 Nassau County GO Combined
            Sewer Districts, Series F                7.000      03/01/2017        03/01/2010 b               890,220
--------------------------------------------------------------------------------------------------------------------
    740,000 Nassau County GO Combined
            Sewer Districts, Series F                7.000      03/01/2018        03/01/2010 b               902,415
--------------------------------------------------------------------------------------------------------------------
    745,000 Nassau County GO Combined
            Sewer Districts, Series F                7.000      03/01/2019        03/01/2010 b               908,513
--------------------------------------------------------------------------------------------------------------------
     90,000 Nassau County GO Combined
            Sewer Districts, Series F                7.000      03/01/2020        03/01/2010 b               109,753
--------------------------------------------------------------------------------------------------------------------
  1,300,000 Nassau County GO General
            Improvement, Series F                    6.500      03/01/2018        03/01/2010 b             1,546,714
--------------------------------------------------------------------------------------------------------------------
  1,635,000 Nassau County GO General
            Improvement, Series F                    6.500      03/01/2019        03/01/2010 b             1,945,290
--------------------------------------------------------------------------------------------------------------------
    705,000 Nassau County GO General
            Improvement, Series F                    7.000      03/01/2014        03/01/2010 b               864,471
--------------------------------------------------------------------------------------------------------------------
  3,435,000 Nassau County GO General
            Improvement, Series F                    7.000      03/01/2016        03/01/2010 b             4,330,814
--------------------------------------------------------------------------------------------------------------------
    130,000 Nassau County IDA (ACLD)                 7.250      10/01/2004        04/01/2004 c               130,927
--------------------------------------------------------------------------------------------------------------------
    590,000 Nassau County IDA (ALIA--ACDS)           7.000      10/01/2016        06/15/2011 c               615,689
--------------------------------------------------------------------------------------------------------------------
    880,000 Nassau County IDA (ALIA--CMA)            7.000      10/01/2016        05/29/2011 c               921,721
--------------------------------------------------------------------------------------------------------------------
    675,000 Nassau County IDA (ALIA--CRR)            7.000      10/01/2016        05/29/2010 g               707,002

         13  LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$   145,000 Nassau County IDA (ALIA--FREE)           7.000%     10/01/2016        08/05/2011 c           $   151,874
--------------------------------------------------------------------------------------------------------------------
    615,000 Nassau County IDA (ALIA--HKSB)           7.000      10/01/2016        05/29/2010 g               644,157
--------------------------------------------------------------------------------------------------------------------
    355,000 Nassau County IDA (North Shore CFGA)     5.750      05/01/2008        06/11/2006 c               347,939
--------------------------------------------------------------------------------------------------------------------
  1,030,000 Nassau County IDA (United Cerebral
            Palsy)                                   5.750      11/01/2007        11/20/2006 c             1,016,795
--------------------------------------------------------------------------------------------------------------------
  2,565,000 Nassau County IDA (United Cerebral
            Palsy)                                   5.750      11/01/2009        11/20/2006 c             2,508,134
--------------------------------------------------------------------------------------------------------------------
    680,000 Nassau County Tobacco Settlement Corp.   5.300      07/15/2012        07/15/2003 e               688,364
--------------------------------------------------------------------------------------------------------------------
    545,000 Nassau County Tobacco Settlement Corp.   5.400      07/15/2013        07/15/2004 e               552,194
--------------------------------------------------------------------------------------------------------------------
    615,000 Nassau County Tobacco Settlement Corp.   5.500      07/15/2014        07/15/2005 e               623,678
--------------------------------------------------------------------------------------------------------------------
    645,000 Nassau County Tobacco Settlement Corp.   5.625      07/15/2015        07/15/2006 e               655,881
--------------------------------------------------------------------------------------------------------------------
  3,115,000 Nassau County Tobacco Settlement Corp.   5.700      07/15/2015        07/15/2007 e             3,176,957
--------------------------------------------------------------------------------------------------------------------
    590,000 Nassau County Tobacco Settlement Corp.   5.750      07/15/2016        07/15/2007 e               591,109
--------------------------------------------------------------------------------------------------------------------
    150,000 Nassau County Tobacco Settlement Corp.   6.125      07/15/2018        07/15/2010 e               150,837
--------------------------------------------------------------------------------------------------------------------
    125,000 Nassau County Tobacco Settlement Corp.   6.200      07/15/2018        07/15/2010 b               126,229
--------------------------------------------------------------------------------------------------------------------
  4,530,000 Nassau County Tobacco Settlement Corp.   6.250      07/15/2019        07/15/2010 b             4,561,574
--------------------------------------------------------------------------------------------------------------------
  2,215,000 Nassau County Tobacco Settlement Corp.   6.250      07/15/2019 s      07/15/2010 b             2,230,439
--------------------------------------------------------------------------------------------------------------------
  3,545,000 Nassau County Tobacco Settlement Corp.   6.250      07/15/2020        07/15/2010 b             3,549,644
--------------------------------------------------------------------------------------------------------------------
  4,025,000 Nassau County Tobacco Settlement Corp.   6.250      07/15/2020 s      07/15/2010 b             4,030,273
--------------------------------------------------------------------------------------------------------------------
    190,000 Nassau County Tobacco Settlement Corp.   6.250      07/15/2021        07/15/2013 e               188,573
--------------------------------------------------------------------------------------------------------------------
 18,370,000 Nassau County Tobacco Settlement Corp.   6.400      07/15/2033        07/15/2024 e            17,936,284
--------------------------------------------------------------------------------------------------------------------
  8,000,000 Nassau County Tobacco Settlement Corp.   6.500      07/15/2027        07/15/2019 e             7,931,520
--------------------------------------------------------------------------------------------------------------------
 41,500,000 Nassau County Tobacco Settlement Corp.   6.600      07/15/2039        07/15/2029 e            41,322,795
--------------------------------------------------------------------------------------------------------------------
     70,000 Nassau Healthcare Corp.                  5.750      08/01/2029        08/01/2009 b                77,769
--------------------------------------------------------------------------------------------------------------------
    345,000 Nassau IDA (EBS North Hills LLC)         7.000      11/01/2013        03/28/2010 c               350,751
--------------------------------------------------------------------------------------------------------------------
    160,000 Nassau IDA (EBS North Hills LLC)         7.000      11/01/2013        03/28/2010 c               160,840
--------------------------------------------------------------------------------------------------------------------
    210,000 Nassau IDA (EBS North Hills LLC) w       7.000      11/01/2013        03/28/2010 c               211,102
--------------------------------------------------------------------------------------------------------------------
    305,000 Nassau IDA (EBS North Hills LLC) w       7.000      11/01/2013        08/01/2003 b               305,070
--------------------------------------------------------------------------------------------------------------------
    225,000 Nassau IDA (EBS North Hills LLC) w       7.000      11/01/2013        03/28/2010 c               226,181
--------------------------------------------------------------------------------------------------------------------
    225,000 Nassau IDA (EBS North Hills LLC) w       7.000      11/01/2013        03/28/2010 c               226,181
--------------------------------------------------------------------------------------------------------------------
     50,000 New Rochelle GO, Series A                6.200      03/15/2021        03/15/2004 b                52,514
--------------------------------------------------------------------------------------------------------------------
     25,000 New Rochelle GO, Series A                6.200      03/15/2022        03/15/2004 b                26,257
--------------------------------------------------------------------------------------------------------------------
  1,295,000 New Rochelle IDA
            (College of New Rochelle)                5.500      07/01/2019        10/20/2010 g             1,363,000
--------------------------------------------------------------------------------------------------------------------
    555,000 New Rochelle Municipal Hsg. Authority,
            Series A                                 5.000      12/01/2008        10/12/2006 c               546,453
--------------------------------------------------------------------------------------------------------------------
  9,115,000 New Rochelle Municipal Hsg. Authority,
            Series A                                 5.550      12/01/2014        03/12/2012 c             8,906,084
--------------------------------------------------------------------------------------------------------------------
     85,000 New Rochelle Municipal Hsg. Authority,
            Series B u, t                            6.500      12/01/2014        04/30/2012 c                83,725
--------------------------------------------------------------------------------------------------------------------
  1,860,000 Newark-Wayne Community Hospital          7.600      09/01/2015        09/05/2010 c             1,831,654
--------------------------------------------------------------------------------------------------------------------
     60,000 Newburgh GO                              7.600      04/01/2008        10/01/2003 b                60,964
--------------------------------------------------------------------------------------------------------------------
    780,000 Newburgh IDA (Bourne & Kenney
            Redevelopment Company)                   5.650      08/01/2020 s      08/01/2009 b               822,970
--------------------------------------------------------------------------------------------------------------------
     25,000 Niagara County GO                        5.875      07/15/2009        07/15/2004 b                26,677
--------------------------------------------------------------------------------------------------------------------
    150,000 Niagara County IDA
            (American Ref-Fuel Company)              5.550      11/15/2024        11/15/2012 b               158,926
--------------------------------------------------------------------------------------------------------------------
  5,000,000 Niagara County IDA (Solid Waste
            Disposal)                                5.450      11/15/2025        11/15/2012 d             5,395,250

         14 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$ 7,000,000 Niagara County IDA (Solid Waste
            Disposal)                                5.550%     11/15/2024        11/15/2011 b           $ 7,550,900
--------------------------------------------------------------------------------------------------------------------
  9,850,000 Niagara County IDA (Solid Waste
            Disposal)                                5.625      11/15/2024        11/15/2012 b            10,545,410
--------------------------------------------------------------------------------------------------------------------
  1,175,000 Niagara County Tobacco Asset
            Securitization Corp.                     5.875      05/15/2022        05/15/2015 e             1,117,730
--------------------------------------------------------------------------------------------------------------------
  1,080,000 Niagara County Tobacco Asset
            Securitization Corp.                     6.250      05/15/2034        10/15/2023 c             1,032,934
--------------------------------------------------------------------------------------------------------------------
    725,000 Niagara County Tobacco Asset
            Securitization Corp.                     6.250      05/15/2040        10/01/2029 c               691,817
--------------------------------------------------------------------------------------------------------------------
 11,995,000 Niagara County Tobacco Asset
            Securitization Corp.                     6.750      05/15/2029 s      05/10/2011 b            12,010,354
--------------------------------------------------------------------------------------------------------------------
    110,000 Niagara Falls Bridge Commission,
            Series B                                 5.250      10/01/2021        10/01/2005 b               113,120
--------------------------------------------------------------------------------------------------------------------
  1,195,000 Niagara Falls CSD COP
            (High School Facility)                   6.500      06/15/2019        06/15/2009 b             1,309,792
--------------------------------------------------------------------------------------------------------------------
  2,500,000 Niagara Frontier Transportation Authority
            (Buffalo Niagara International Airport)  5.625      04/01/2029 s      04/01/2009 b             2,688,600
--------------------------------------------------------------------------------------------------------------------
     30,000 North Salem Central School District      5.700      10/15/2011        10/15/2004 b                32,104
--------------------------------------------------------------------------------------------------------------------
  4,330,000 NY Counties Tobacco Trust I (TASC)       5.800      06/01/2023        11/03/2005 c             4,352,126
--------------------------------------------------------------------------------------------------------------------
 14,195,000 NY Counties Tobacco Trust I (TASC)       6.300      06/01/2019 s      06/01/2011 b            14,302,172
--------------------------------------------------------------------------------------------------------------------
 11,415,000 NY Counties Tobacco Trust I (TASC)       6.500      06/01/2035        08/21/2018 c            11,216,836
--------------------------------------------------------------------------------------------------------------------
     70,000 NY Counties Tobacco Trust I (TASC)       6.625      06/01/2042 s      10/01/2023 c                69,936
--------------------------------------------------------------------------------------------------------------------
 26,440,000 NY Counties Tobacco Trust II (TASC)      5.250      06/01/2025        11/04/2008 c            23,191,846
--------------------------------------------------------------------------------------------------------------------
  1,675,000 NY Counties Tobacco Trust II (TASC)      5.750      06/01/2014        06/01/2014 c             1,628,921
--------------------------------------------------------------------------------------------------------------------
  2,120,000 NY Counties Tobacco Trust II (TASC)      6.000      06/01/2015        06/01/2015               2,089,938
--------------------------------------------------------------------------------------------------------------------
  2,330,000 NY Counties Tobacco Trust II (TASC)      6.000      06/01/2016        06/01/2016               2,295,143
--------------------------------------------------------------------------------------------------------------------
  4,000,000 NY Tobacco Settlement Financing
            Corp. (TASC)                             5.250      06/01/2012        06/01/2006 b             4,198,800
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   5.250      11/15/2021 s      11/15/2007 b                10,280
--------------------------------------------------------------------------------------------------------------------
     70,000 NYC GO                                   5.375      10/01/2020        10/01/2003 b                71,016
--------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO                                   5.375      10/01/2021        10/01/2004 b               101,366
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   5.375      10/01/2022        10/01/2003 b                10,122
--------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                   5.500      10/01/2014        10/01/2005 b                20,531
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   5.500      10/01/2016        10/01/2005 b                10,265
--------------------------------------------------------------------------------------------------------------------
 14,765,000 NYC GO                                   5.500      05/15/2024 s      05/15/2010 b            15,509,599
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   5.600      12/01/2010        12/01/2003 b                15,130
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   5.625      10/01/2012        10/01/2003 b                10,269
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   5.625      10/01/2013        10/01/2005 b                15,403
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   5.625      10/01/2013        10/01/2005 b                 5,115
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   5.625      08/01/2014        08/01/2006 b                15,717
--------------------------------------------------------------------------------------------------------------------
    180,000 NYC GO                                   5.625      08/01/2015        08/01/2004 b               185,011
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   5.750      05/15/2012        05/15/2004 b                10,183
--------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                   5.750      08/15/2012        08/15/2005 b                20,419
--------------------------------------------------------------------------------------------------------------------
 10,750,000 NYC GO                                   5.750      10/15/2012        10/15/2007 b            12,035,915
--------------------------------------------------------------------------------------------------------------------
  1,205,000 NYC GO                                   5.750      02/01/2014 s      02/01/2006 b             1,308,136
--------------------------------------------------------------------------------------------------------------------
    505,000 NYC GO                                   5.750      02/01/2015 s      02/01/2008 b               547,561
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                   5.750      08/01/2015        08/01/2005 b                25,477
--------------------------------------------------------------------------------------------------------------------
     55,000 NYC GO                                   5.750      08/01/2015        08/01/2003 b                56,008


         15 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$ 1,035,000 NYC GO                                   5.750%     03/01/2018        03/01/2013 b           $ 1,130,789
--------------------------------------------------------------------------------------------------------------------
    500,000 NYC GO                                   5.750      08/01/2018        08/01/2012 b               544,030
--------------------------------------------------------------------------------------------------------------------
    500,000 NYC GO                                   5.750      08/01/2018        08/01/2012 b               544,030
--------------------------------------------------------------------------------------------------------------------
  1,400,000 NYC GO                                   5.750      02/01/2019 s      02/01/2008 b             1,500,646
--------------------------------------------------------------------------------------------------------------------
  5,810,000 NYC GO                                   5.750      03/01/2021        03/01/2013 b             6,305,128
--------------------------------------------------------------------------------------------------------------------
  7,195,000 NYC GO                                   5.750      03/15/2022        03/15/2012 b             7,731,891
--------------------------------------------------------------------------------------------------------------------
     60,000 NYC GO                                   5.800      08/01/2013        08/01/2005 b                61,073
--------------------------------------------------------------------------------------------------------------------
 10,520,000 NYC GO                                   5.875      06/01/2019        06/01/2012 b            11,487,840
--------------------------------------------------------------------------------------------------------------------
  7,015,000 NYC GO                                   5.875      08/01/2019        08/01/2012 b             7,670,061
--------------------------------------------------------------------------------------------------------------------
  8,075,000 NYC GO                                   5.875      06/01/2020        06/01/2012 b             8,824,037
--------------------------------------------------------------------------------------------------------------------
  9,770,000 NYC GO                                   5.875      06/01/2021        06/01/2012 b            10,653,892
--------------------------------------------------------------------------------------------------------------------
    430,000 NYC GO                                   5.875      08/01/2024 s      08/01/2006 b               479,424
--------------------------------------------------------------------------------------------------------------------
  4,250,000 NYC GO                                   5.875      08/01/2024 s      08/01/2008 b             4,452,555
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                   5.900      08/01/2010        08/01/2006 b                27,092
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.000      08/01/2006        08/01/2003 b                10,186
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   6.000      08/01/2006        08/01/2003 b                15,054
--------------------------------------------------------------------------------------------------------------------
     50,000 NYC GO                                   6.000      08/01/2006        08/01/2003 a                50,244
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   6.000      08/01/2007        08/01/2003 b                 5,093
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   6.000      08/01/2007        08/01/2003 b                 5,018
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   6.000      08/01/2008        08/01/2003 b                 5,018
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.000      08/01/2009        08/01/2003 b                10,186
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   6.000      05/15/2010        11/15/2003 b                15,277
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                   6.000      08/01/2010        08/01/2003 a                25,483
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   6.000      08/01/2010        08/01/2003 b                 5,093
--------------------------------------------------------------------------------------------------------------------
     60,000 NYC GO                                   6.000      02/01/2011        02/01/2006 b                65,507
--------------------------------------------------------------------------------------------------------------------
     30,000 NYC GO                                   6.000      02/15/2011        02/15/2005 a                32,630
--------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                   6.000      08/01/2011        08/01/2003 a                20,386
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.000      08/01/2011        08/01/2003 b                10,181
--------------------------------------------------------------------------------------------------------------------
    140,000 NYC GO                                   6.000      08/01/2011        08/01/2003 a               140,440
--------------------------------------------------------------------------------------------------------------------
     45,000 NYC GO                                   6.000      02/15/2012        02/15/2005 b                48,945
--------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO                                   6.000      08/01/2012        08/01/2003 b               101,932
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   6.000      08/01/2012        08/01/2003 b                15,272
--------------------------------------------------------------------------------------------------------------------
     30,000 NYC GO                                   6.000      08/01/2012        08/01/2003 a                30,174
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.000      02/15/2013        02/15/2005 a                10,877
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   6.000      02/15/2013        02/15/2005 b                 5,322
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.000      02/15/2014        02/15/2005 a                10,877
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   6.000      02/15/2015        02/15/2005 a                16,315
--------------------------------------------------------------------------------------------------------------------
    450,000 NYC GO                                   6.000      08/01/2015        08/01/2015 a               451,678
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.000      08/01/2016 s      08/01/2006 b                11,044
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC GO                                   6.000      05/15/2019        05/15/2010 b             2,179,800
--------------------------------------------------------------------------------------------------------------------
  1,210,000 NYC GO                                   6.000      05/15/2022        05/15/2010 b             1,317,279
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.000      02/15/2024        02/15/2006 b                10,928
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   6.000      08/01/2026 s      08/01/2006 b                17,262
--------------------------------------------------------------------------------------------------------------------
     75,000 NYC GO                                   6.000      08/01/2026 s      08/01/2006 b                78,996
--------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO                                   6.000      08/15/2026 s      08/15/2008 b               105,372

         16 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    65,000 NYC GO                                   6.125%     08/01/2011        08/01/2004 b           $    68,540
--------------------------------------------------------------------------------------------------------------------
    210,000 NYC GO                                   6.125      08/01/2025 s      08/01/2007 b               240,360
--------------------------------------------------------------------------------------------------------------------
     75,000 NYC GO                                   6.250      08/01/2010        08/01/2004 b                80,404
--------------------------------------------------------------------------------------------------------------------
     80,000 NYC GO                                   6.250      08/01/2012        08/01/2006 b                92,663
--------------------------------------------------------------------------------------------------------------------
  1,920,000 NYC GO                                   6.250      08/01/2012        08/01/2006 b             2,137,574
--------------------------------------------------------------------------------------------------------------------
  3,875,000 NYC GO                                   6.250      08/01/2013        08/01/2006 b             4,488,374
--------------------------------------------------------------------------------------------------------------------
    175,000 NYC GO                                   6.250      08/01/2013        08/01/2006 b               194,831
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC GO                                   6.250      08/01/2017        08/01/2003 b                10,182
--------------------------------------------------------------------------------------------------------------------
  1,100,000 NYC GO                                   6.350      05/15/2014        05/15/2008 b             1,324,884
--------------------------------------------------------------------------------------------------------------------
    255,000 NYC GO                                   6.350      05/15/2014        05/15/2008 b               292,804
--------------------------------------------------------------------------------------------------------------------
  4,000,000 NYC GO                                   6.375      08/15/2009        08/15/2005 b             4,388,640
--------------------------------------------------------------------------------------------------------------------
  1,495,000 NYC GO                                   6.375      08/01/2010        08/01/2005 b             1,620,386
--------------------------------------------------------------------------------------------------------------------
    815,000 NYC GO                                   6.375      08/15/2010        08/15/2005 b               894,185
--------------------------------------------------------------------------------------------------------------------
  5,190,000 NYC GO                                   6.375      08/01/2012        08/15/2005 a             5,799,462
--------------------------------------------------------------------------------------------------------------------
    210,000 NYC GO                                   6.375      08/01/2012        08/15/2005 b               234,660
--------------------------------------------------------------------------------------------------------------------
    103,000 NYC GO                                   6.500      08/01/2014        08/01/2005 b               115,176
--------------------------------------------------------------------------------------------------------------------
     40,000 NYC GO                                   6.500      08/01/2016        08/01/2005 b                44,728
--------------------------------------------------------------------------------------------------------------------
    830,000 NYC GO                                   6.500      05/15/2017        05/15/2010 b               938,273
--------------------------------------------------------------------------------------------------------------------
    150,000 NYC GO                                   6.500      08/01/2019        08/01/2005 a               167,731
--------------------------------------------------------------------------------------------------------------------
    160,000 NYC GO                                   7.000      12/01/2006        12/01/2003 b               163,854
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.000      02/01/2009        08/01/2003 b                 5,022
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.000      12/01/2010        12/01/2003 b                 5,108
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.000      02/01/2011        08/01/2003 b                 5,023
--------------------------------------------------------------------------------------------------------------------
     30,000 NYC GO                                   7.000      02/01/2012        08/01/2003 b                30,120
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                   7.000      10/01/2015        10/01/2003 a                25,162
--------------------------------------------------------------------------------------------------------------------
     70,000 NYC GO                                   7.000      10/01/2016        10/01/2003 a                70,455
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.000      02/01/2018        08/01/2003 b                 5,057
--------------------------------------------------------------------------------------------------------------------
     35,000 NYC GO                                   7.000      10/01/2018        10/01/2003 a                35,473
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   7.000      10/01/2019        10/01/2003 a                15,220
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.100      02/01/2004        08/01/2003 b                 5,023
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.200      02/01/2005        08/01/2003 b                 5,025
--------------------------------------------------------------------------------------------------------------------
     40,000 NYC GO                                   7.250      10/01/2005        10/01/2003 a                40,606
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.250      02/01/2007        08/01/2003 b                 5,023
--------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO                                   7.250      02/01/2007        08/01/2003 a               100,516
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   7.250      08/15/2017        08/15/2003 a                16,051
--------------------------------------------------------------------------------------------------------------------
    120,000 NYC GO                                   7.500      08/15/2003        08/15/2003                 120,863
--------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                   7.500      12/01/2003        12/01/2003 a                20,532
--------------------------------------------------------------------------------------------------------------------
 10,135,000 NYC GO                                   7.500      02/01/2004        08/01/2003 b            10,352,902
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC GO                                   7.500      02/01/2004        08/01/2003 b             2,024,560
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO                                   7.500      12/01/2004        12/01/2003 a                25,659
--------------------------------------------------------------------------------------------------------------------
    110,000 NYC GO                                   7.500      02/01/2005        08/01/2003 b               111,341
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   7.500      08/15/2005        08/15/2003 b                 5,035
--------------------------------------------------------------------------------------------------------------------
    875,000 NYC GO                                   7.500      02/01/2006        08/01/2003 b               885,666
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   7.500      02/01/2007        02/01/2004 b                15,183
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC GO                                   7.500      02/01/2009        08/01/2003 b                15,183


         17 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    40,000 NYC GO                                   7.650%     02/01/2007        08/01/2003 b           $    40,493
--------------------------------------------------------------------------------------------------------------------
     30,000 NYC GO                                   7.750      08/15/2027        08/15/2003 b                30,204
--------------------------------------------------------------------------------------------------------------------
     20,000 NYC GO                                   7.750      08/15/2028        08/15/2003 b                20,136
--------------------------------------------------------------------------------------------------------------------
      5,000 NYC GO                                   8.000      08/01/2003        08/01/2003                   5,027
--------------------------------------------------------------------------------------------------------------------
     60,000 NYC GO                                   8.000      08/01/2003        08/01/2003                  60,323
--------------------------------------------------------------------------------------------------------------------
  4,100,000 NYC GO CARS                             10.720 r    09/01/2011        08/01/2003 b             4,194,177
--------------------------------------------------------------------------------------------------------------------
    100,000 NYC GO DIAMONDS                          0.000 v    02/01/2025        02/01/2006 b                89,128
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC GO DIAMONDS                          0.000 v    08/01/2025 s      08/01/2007 b                20,546
--------------------------------------------------------------------------------------------------------------------
  8,250,000 NYC GO RIBS                             10.019 r    08/01/2008        08/01/2003 b             8,551,042
--------------------------------------------------------------------------------------------------------------------
  4,200,000 NYC GO RIBS                             10.019 r    07/29/2010        08/01/2003 b             4,353,258
--------------------------------------------------------------------------------------------------------------------
  5,400,000 NYC GO RIBS                             10.117 r    08/22/2013        08/01/2003 b             5,592,564
--------------------------------------------------------------------------------------------------------------------
  3,050,000 NYC GO RIBS                             10.117 r    08/27/2015        08/01/2003 b             3,158,488
--------------------------------------------------------------------------------------------------------------------
 13,150,000 NYC GO RIBS                             10.845 r    08/01/2013        08/01/2003 b            13,630,106
--------------------------------------------------------------------------------------------------------------------
  6,350,000 NYC GO RIBS                             10.845 r    08/01/2014        08/01/2003 b             6,581,838
--------------------------------------------------------------------------------------------------------------------
    265,000 NYC HDC (Barclay Avenue)                 5.750      04/01/2007        05/21/2005 g               286,852
--------------------------------------------------------------------------------------------------------------------
    245,000 NYC HDC (Multifamily Hsg.), Series A     5.625      05/01/2012        05/01/2006 b               249,927
--------------------------------------------------------------------------------------------------------------------
    515,000 NYC HDC (Multifamily Hsg.), Series A     5.750      11/01/2018 s      05/01/2007 b               551,426
--------------------------------------------------------------------------------------------------------------------
  2,735,000 NYC HDC (Multifamily Hsg.), Series A     6.550      10/01/2015 s      10/01/2003 b             2,850,554
--------------------------------------------------------------------------------------------------------------------
    275,000 NYC HDC (Multifamily Hsg.), Series A     6.550      04/01/2018 s      10/01/2003 b               281,619
--------------------------------------------------------------------------------------------------------------------
 29,000,000 NYC HDC (Multifamily Hsg.), Series A     6.600      04/01/2030 s      10/01/2003 b            29,710,790
--------------------------------------------------------------------------------------------------------------------
  5,245,000 NYC HDC (Multifamily Hsg.), Series B     5.875      11/01/2018 s      05/01/2009 b             5,500,117
--------------------------------------------------------------------------------------------------------------------
    505,000 NYC HDC (Multifamily Hsg.), Series D     5.500      11/01/2019        11/01/2006 b               524,761
--------------------------------------------------------------------------------------------------------------------
    200,000 NYC HDC (Multifamily Hsg.), Series E     6.250      05/01/2036        11/01/2009 b               215,874
--------------------------------------------------------------------------------------------------------------------
    297,343 NYC HDC (Pass Through Certificate) i     6.500      09/20/2003        09/20/2003                 300,278
--------------------------------------------------------------------------------------------------------------------
 27,600,000 NYC Health & Hospital Corp.              5.250      02/15/2017 s      02/15/2010 b            28,681,644
--------------------------------------------------------------------------------------------------------------------
  1,505,000 NYC IDA (Acme Architectural Products)    5.875      11/01/2009        01/25/2007 c             1,426,469
--------------------------------------------------------------------------------------------------------------------
 10,000,000 NYC IDA
            (Airis JFK I/JFK International Airport)  6.000      07/01/2015        03/21/2011 g            10,157,900
--------------------------------------------------------------------------------------------------------------------
    465,000 NYC IDA (ALA Realty)                     7.000      12/01/2005        12/16/2004 c               473,379
--------------------------------------------------------------------------------------------------------------------
    505,000 NYC IDA (Atlantic Veal & Lamb)           7.250      12/01/2008        08/18/2006 c               508,863
--------------------------------------------------------------------------------------------------------------------
    210,000 NYC IDA
            (Brooklyn Heights Montessori School)     7.500      01/01/2007        08/14/2005 c               210,970
--------------------------------------------------------------------------------------------------------------------
    590,000 NYC IDA (Chardan Corp.)                  6.250      11/01/2008        07/03/2006 c               584,454
--------------------------------------------------------------------------------------------------------------------
    235,000 NYC IDA (College of Aeronautics)         5.500      05/01/2012        05/01/2012                 250,954
--------------------------------------------------------------------------------------------------------------------
    550,000 NYC IDA (College of Aeronautics)         5.500      05/01/2013        05/01/2010 b               584,848
--------------------------------------------------------------------------------------------------------------------
    920,000 NYC IDA (College of Mount St. Vincent)   7.000      05/01/2008        11/01/2003 b               955,420
--------------------------------------------------------------------------------------------------------------------
    360,000 NYC IDA (College of New Rochelle)        6.200      09/01/2010 s      09/01/2005 b               385,733
--------------------------------------------------------------------------------------------------------------------
    500,000 NYC IDA (College of New Rochelle)        6.300      09/01/2015 s      09/01/2005 b               525,945
--------------------------------------------------------------------------------------------------------------------
    525,000 NYC IDA
            (Comprehensive Care Management)          5.750      11/01/2008        06/29/2006 b               523,073
--------------------------------------------------------------------------------------------------------------------
    205,000 NYC IDA
            (Comprehensive Care Management)          5.750      11/01/2008        01/09/2006 b               204,239
--------------------------------------------------------------------------------------------------------------------
    405,000 NYC IDA
            (Comprehensive Care Management)          7.250      12/01/2006        07/08/2005 c               422,703
--------------------------------------------------------------------------------------------------------------------
    319,212 NYC IDA (Cummins Engine)                 6.500      03/01/2005        04/17/2004 c               317,980
--------------------------------------------------------------------------------------------------------------------
    665,000 NYC IDA (Essie Cosmetics)                5.500      11/01/2008        06/30/2006 c               651,660


         18 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$   930,000 NYC IDA (Friends Seminary School)        6.250%     09/15/2010        09/15/2003 b       $       958,467
--------------------------------------------------------------------------------------------------------------------
    915,000 NYC IDA (Gabrielli Truck Sales)          7.250      12/01/2007        01/19/2006 c               932,678
--------------------------------------------------------------------------------------------------------------------
 24,640,000 NYC IDA (Japan Airlines)                 6.000      11/01/2015        11/01/2004 b            26,299,750
--------------------------------------------------------------------------------------------------------------------
    330,000 NYC IDA (Julia Gray)                     6.500      11/01/2007        12/15/2005 c               327,782
--------------------------------------------------------------------------------------------------------------------
    345,000 NYC IDA (Koenig Iron Works)              7.375      12/01/2010        10/30/2007 c               348,095
--------------------------------------------------------------------------------------------------------------------
  6,000,000 NYC IDA (Legal Aid)                      8.750      11/01/2033 s      11/01/2003 b             6,202,320
--------------------------------------------------------------------------------------------------------------------
  2,355,000 NYC IDA (Lycee Francais De New York)     5.500      06/01/2013        12/01/2012 b             2,639,908
--------------------------------------------------------------------------------------------------------------------
    730,000 NYC IDA (Lycee Francais De New York)     5.500      06/01/2015        12/01/2012 b               800,496
--------------------------------------------------------------------------------------------------------------------
  2,880,000 NYC IDA (Lycee Francais De New York)     5.500      06/01/2016        12/01/2012 b             3,127,824
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC IDA (Lycee Francais De New York)     5.500      06/01/2017        12/01/2012 b             2,156,080
--------------------------------------------------------------------------------------------------------------------
  3,210,000 NYC IDA (Lycee Francais De New York)     5.500      06/01/2018        12/01/2012 b             3,437,557
--------------------------------------------------------------------------------------------------------------------
    100,000 NYC IDA (Marymount School of NY)         5.125      09/01/2021        08/02/2013 b               102,706
--------------------------------------------------------------------------------------------------------------------
    555,000 NYC IDA (MediSys Health Network)         5.750      03/15/2006        08/29/2005 c               545,232
--------------------------------------------------------------------------------------------------------------------
    555,000 NYC IDA (Morrisons Pastry)               5.750      11/01/2009        12/10/2005 c               519,502
--------------------------------------------------------------------------------------------------------------------
  4,300,000 NYC IDA (National Compressor Exchange)   6.250      11/01/2027        11/01/2007 a             4,243,627
--------------------------------------------------------------------------------------------------------------------
  3,525,000 NYC IDA (Polytechnic University)         6.000      11/01/2020 s      08/21/2017 c             3,238,312
--------------------------------------------------------------------------------------------------------------------
    525,000 NYC IDA (Precision Gear)                 5.875      11/01/2009        01/18/2007 c               501,385
--------------------------------------------------------------------------------------------------------------------
    445,000 NYC IDA (Precision Gear)                 5.875      11/01/2009        01/18/2007 c               424,984
--------------------------------------------------------------------------------------------------------------------
    155,000 NYC IDA (Precision Gear)                 6.500      11/01/2008        07/18/2006 c               153,944
--------------------------------------------------------------------------------------------------------------------
    320,000 NYC IDA (Promotional Slideguide)         7.000      12/01/2005        12/17/2004 c               363,030
--------------------------------------------------------------------------------------------------------------------
  4,085,000 NYC IDA (Rosco, Inc.)                    6.125      06/01/2022        06/01/2007 d             4,169,968
--------------------------------------------------------------------------------------------------------------------
  1,155,000 NYC IDA (Showman Fabricators)            7.125      11/01/2013        09/01/2009 c             1,157,934
--------------------------------------------------------------------------------------------------------------------
  1,365,000 NYC IDA
            (Special Needs Facilities Pooled
            Program)                                 5.950      07/01/2008        08/17/2005 c             1,307,861
--------------------------------------------------------------------------------------------------------------------
    105,000 NYC IDA (Streamline Plastics)            7.125      12/01/2005        01/04/2005 c               105,407
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC IDA
            (Terminal One Group Association)         5.700      01/01/2004        01/01/2004                  10,123
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC IDA
            (Terminal One Group Association)         5.800      01/01/2005        01/01/2005 b                25,608
--------------------------------------------------------------------------------------------------------------------
     30,000 NYC IDA
            (Terminal One Group Association)         5.900      01/01/2006        01/01/2006                  30,836
--------------------------------------------------------------------------------------------------------------------
  1,100,000 NYC IDA
            (Terminal One Group Association)         6.000      01/01/2007        01/01/2004 b             1,130,657
--------------------------------------------------------------------------------------------------------------------
 53,835,000 NYC IDA
            (Terminal One Group Association)         6.000      01/01/2015 s      01/01/2004 b            54,921,929
--------------------------------------------------------------------------------------------------------------------
 13,130,000 NYC IDA
            (Terminal One Group Association)         6.000      01/01/2019 s      01/01/2006 b            13,441,181
--------------------------------------------------------------------------------------------------------------------
  2,750,000 NYC IDA
            (Terminal One Group Association)         6.100      01/01/2009        01/01/2006 b             2,822,160
--------------------------------------------------------------------------------------------------------------------
 17,195,000 NYC IDA
            (Terminal One Group Association)         6.125      01/01/2024        01/01/2006 b            17,602,521
--------------------------------------------------------------------------------------------------------------------
  2,230,000 NYC IDA (The Child School)               7.000      06/01/2013        06/01/2010 c             2,315,966
--------------------------------------------------------------------------------------------------------------------
    770,000 NYC IDA (Ulano)                          6.250      11/01/2006        05/30/2005 c               755,786
--------------------------------------------------------------------------------------------------------------------
    160,000 NYC IDA (United Nations School)          6.050      12/01/2005        12/01/2005                 173,782
--------------------------------------------------------------------------------------------------------------------
    170,000 NYC IDA (United Nations School)          6.100      12/01/2006        12/01/2006                 190,040
--------------------------------------------------------------------------------------------------------------------
    180,000 NYC IDA (United Nations School)          6.150      12/01/2007        12/01/2007                 198,839
--------------------------------------------------------------------------------------------------------------------
  1,000,000 NYC IDA (Urban Resource Institute)       5.250      03/01/2023        03/01/2013 b             1,075,680

         19 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$ 1,515,000 NYC IDA (Urban Resource Institute)       6.500%    11/01/2013         10/01/2010 c           $ 1,519,681
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC IDA (USTA National Tennis Center)    6.375      11/15/2014 s      11/15/2004 b             2,165,140
--------------------------------------------------------------------------------------------------------------------
    900,000 NYC IDA (Visy Paper)                     7.550      01/01/2005        07/09/2004 c               897,129
--------------------------------------------------------------------------------------------------------------------
  4,000,000 NYC IDA (Visy Paper)                     7.800      01/01/2016        01/01/2008 b             4,034,560
--------------------------------------------------------------------------------------------------------------------
  1,125,000 NYC IDA (Vocational Instruction)         7.250      02/01/2013        08/15/2011 c             1,144,856
--------------------------------------------------------------------------------------------------------------------
    400,000 NYC IDA (World Casing Corp.)             5.950      11/01/2007        12/16/2005 c               378,796
--------------------------------------------------------------------------------------------------------------------
  5,210,000 NYC IDA (YMCA of Greater NY)             5.800      08/01/2016 s      01/01/2009 b             5,547,712
--------------------------------------------------------------------------------------------------------------------
    900,000 NYC IDA (Zeluck, Inc.)                   6.250      11/01/2011        11/01/2007 c               936,252
--------------------------------------------------------------------------------------------------------------------
 16,350,000 NYC IDA Special Facilities
            (JFK International Airport)              8.000      08/01/2012        08/01/2012               9,158,943
--------------------------------------------------------------------------------------------------------------------
     20,000 NYC LGAC, Series C                       5.000      04/01/2021        04/01/2005 b                20,552
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC Municipal Water Finance Authority    5.125      06/15/2021        06/15/2021 b                10,542
--------------------------------------------------------------------------------------------------------------------
     65,000 NYC Municipal Water Finance Authority    5.125      06/15/2017 s      06/15/2007 b                70,336
--------------------------------------------------------------------------------------------------------------------
     50,000 NYC Municipal Water Finance Authority    5.125      06/15/2021        06/15/2007 b                52,709
--------------------------------------------------------------------------------------------------------------------
     30,000 NYC Municipal Water Finance Authority    5.125      06/15/2022        06/15/2008 b                31,128
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC Municipal Water Finance Authority    5.200      06/15/2013        06/15/2007 b                11,076
--------------------------------------------------------------------------------------------------------------------
     15,000 NYC Municipal Water Finance Authority    5.250      06/15/2018        06/15/2008 b                16,155
--------------------------------------------------------------------------------------------------------------------
  5,500,000 NYC Municipal Water Finance Authority    5.350      06/15/2012        06/15/2004 b             5,741,120
--------------------------------------------------------------------------------------------------------------------
    130,000 NYC Municipal Water Finance Authority    5.375      06/15/2019        06/15/2004 b               135,476
--------------------------------------------------------------------------------------------------------------------
    340,000 NYC Municipal Water Finance Authority    5.375      06/15/2019        06/15/2004 b               354,321
--------------------------------------------------------------------------------------------------------------------
     40,000 NYC Municipal Water Finance Authority    5.500      06/15/2019 s      06/15/2005 b                41,732
--------------------------------------------------------------------------------------------------------------------
    875,000 NYC Municipal Water Finance Authority    5.500      06/15/2019 s      06/15/2005 b               913,745
--------------------------------------------------------------------------------------------------------------------
    300,000 NYC Municipal Water Finance Authority    5.500      06/15/2019        06/15/2004 b               313,284
--------------------------------------------------------------------------------------------------------------------
  5,130,000 NYC Municipal Water Finance Authority    5.500      06/15/2023 s      06/15/2005 b             5,462,373
--------------------------------------------------------------------------------------------------------------------
    150,000 NYC Municipal Water Finance Authority    5.500      06/15/2023        06/15/2005 b               159,718
--------------------------------------------------------------------------------------------------------------------
    405,000 NYC Municipal Water Finance Authority    5.500      06/15/2023 s      06/15/2004 b               424,525
--------------------------------------------------------------------------------------------------------------------
  2,050,000 NYC Municipal Water Finance Authority    5.500      06/15/2023 s      06/15/2005 b             2,178,740
--------------------------------------------------------------------------------------------------------------------
  1,840,000 NYC Municipal Water Finance Authority    5.500      06/15/2024 s      06/15/2007 b             1,981,882
--------------------------------------------------------------------------------------------------------------------
     85,000 NYC Municipal Water Finance Authority    5.500      06/15/2027        06/15/2007 b                92,572
--------------------------------------------------------------------------------------------------------------------
    115,000 NYC Municipal Water Finance Authority    5.625      06/15/2019        06/15/2006 b               126,514
--------------------------------------------------------------------------------------------------------------------
     85,000 NYC Municipal Water Finance Authority    5.625      06/15/2019 s      06/15/2006 b                93,767
--------------------------------------------------------------------------------------------------------------------
    855,000 NYC Municipal Water Finance Authority    5.750      06/15/2013 s      12/15/2003 a               859,745
--------------------------------------------------------------------------------------------------------------------
     50,000 NYC Municipal Water Finance Authority    5.750      06/15/2013 s      12/15/2003 a                50,277
--------------------------------------------------------------------------------------------------------------------
    100,000 NYC Municipal Water Finance Authority    5.750      06/15/2020        06/15/2004 a               105,712
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYC Municipal Water Finance
            Authority IRS                            9.220 r    06/15/2009        06/15/2004 b             2,188,840
--------------------------------------------------------------------------------------------------------------------
 12,500,000 NYC Municipal Water Finance
            Authority IRS i                          9.420 r    06/15/2013        06/15/2004 b            13,437,375
--------------------------------------------------------------------------------------------------------------------
     25,000 NYC Public Hsg. Authority                6.000      01/01/2004        01/01/2004                  25,632
--------------------------------------------------------------------------------------------------------------------
  1,000,000 NYC TFA, Series C                        5.250      05/01/2013        05/01/2008 b             1,117,880
--------------------------------------------------------------------------------------------------------------------
  4,520,000 NYC TFA, Series C                        5.500      11/01/2029        05/01/2010 a             5,350,414
--------------------------------------------------------------------------------------------------------------------
    290,000 NYC Transit Authority MTA, Series A      5.400      01/01/2019 s       1/01/2010 b               318,150
--------------------------------------------------------------------------------------------------------------------
  3,500,000 NYC Trust for Cultural Resources
            (American Museum of Natural History)     5.650      04/01/2027 s      04/01/2007 b             3,879,330
--------------------------------------------------------------------------------------------------------------------
    750,000 NYC Trust for Cultural Resources
            (Museum of American Folk Art)            6.000      07/01/2022 s      07/01/2010 b               837,990


         20 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$ 2,370,000 NYC Trust for Cultural Resources
            (Museum of American Folk Art)            6.125%     07/01/2030 s      07/01/2011 b           $ 2,669,402
--------------------------------------------------------------------------------------------------------------------
     10,000 NYC UDC (Correctional Facilities)        5.500      01/01/2016        01/01/2004 b                10,380
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS DA (Albany Memorial Hospital)        5.500      07/01/2010 s      07/01/2005 b                47,905
--------------------------------------------------------------------------------------------------------------------
    250,000 NYS DA (Augustana Lutheran Home)         5.500      02/01/2041 s      02/01/2013 b               268,375
--------------------------------------------------------------------------------------------------------------------
     95,000 NYS DA (Bethel Springvale Home)          6.000      02/01/2035 s      02/01/2006 b               105,018
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA
            (Bishop Henry B. Hucles Nursing Home)    5.625      07/01/2018 s      07/01/2008 b                31,367
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA
            (Bishop Henry B. Hucles Nursing Home)    6.000      07/01/2024        07/01/2006 b                53,272
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS DA (Brooklyn Law School)             6.375      07/01/2005        01/01/2004 b               100,428
--------------------------------------------------------------------------------------------------------------------
    265,000 NYS DA (Brooklyn Law School)             6.375      07/01/2007 s      01/01/2004 b               276,686
--------------------------------------------------------------------------------------------------------------------
    565,000 NYS DA (Brooklyn Law School)             6.400      07/01/2011 s      01/01/2004 b               567,226
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Canisius College)                5.600      07/01/2023        07/01/2005 b                54,410
--------------------------------------------------------------------------------------------------------------------
 15,000,000 NYS DA (Catholic Health Services)        6.500      07/01/2020 s      07/01/2010 b            16,651,500
--------------------------------------------------------------------------------------------------------------------
  1,100,000 NYS DA (Chapel Oaks)                     5.375      07/01/2017 s      07/01/2010 b             1,165,736
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS DA (City University)                 0.000 z    07/01/2004        07/01/2004                   4,731
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (City University)                 0.000 z    07/01/2004        07/01/2004                  23,513
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS DA (City University)                 0.000 z    07/01/2005        07/01/2005                  13,727
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYS DA (City University)                 5.000      07/01/2012        01/01/2008 b             2,158,620
--------------------------------------------------------------------------------------------------------------------
  2,150,000 NYS DA (City University)                 5.000      07/01/2017        07/01/2008 b             2,242,858
--------------------------------------------------------------------------------------------------------------------
    335,000 NYS DA (City University)                 5.375      07/01/2014        07/01/2005 b               369,103
--------------------------------------------------------------------------------------------------------------------
 11,020,000 NYS DA (City University)                 5.375      07/01/2024        01/01/2008 a            12,776,478
--------------------------------------------------------------------------------------------------------------------
  5,175,000 NYS DA (City University)                 5.375      07/01/2025 s      07/01/2007 b             5,701,815
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS DA (City University)                 5.500      07/01/2019        07/01/2009 b                16,657
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS DA (City University)                 5.500      07/01/2024        07/01/2006 b                49,097
--------------------------------------------------------------------------------------------------------------------
  1,900,000 NYS DA (City University)                 6.000      07/01/2010        07/01/2006 b             2,088,290
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS DA (College of Saint Rose)           6.000      07/01/2011 s      01/01/2004 b                 5,068
--------------------------------------------------------------------------------------------------------------------
    570,000 NYS DA (Court Facilities)                5.250      05/15/2021        05/15/2005 b               580,157
--------------------------------------------------------------------------------------------------------------------
 11,095,000 NYS DA (Court Facilities)                5.375      05/15/2016 s      11/15/2003 b            11,293,600
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS DA (Court Facilities)                5.500      05/15/2010        11/15/2003 b                 5,090
--------------------------------------------------------------------------------------------------------------------
    465,000 NYS DA (Court Facilities)                5.500      05/15/2023        11/15/2003 b               473,365
--------------------------------------------------------------------------------------------------------------------
  5,520,000 NYS DA (Court Facilities)                5.625      05/15/2013 s      11/15/2003 b             5,619,746
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS DA (Court Facilities)                5.700      05/15/2022        11/15/2003 b                  5,091
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (Dept. of Education)              5.750      07/01/2021        07/01/2006 b                27,913
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA (Dept. of Education)              6.125      07/01/2019 s      07/01/2006 b                21,241
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA (Dept. of Health)                 5.500      07/01/2014        07/01/2006 b                31,577
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS DA (Dept. of Health)                 5.750      07/01/2017        07/01/2006 b                60,983
--------------------------------------------------------------------------------------------------------------------
    500,000 NYS DA (Dept. of Health)                 5.750      07/01/2017 s      07/01/2006 b               557,480
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Dept. of Health)                 5.900      07/01/2009        07/01/2004 b                52,487
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (Dept. of Health)                 7.400      07/01/2004        01/01/2004 b                25,250
--------------------------------------------------------------------------------------------------------------------
    545,000 NYS DA (Elizabeth Church
            Manor Nursing Home Corp.)                5.400      08/01/2023        08/01/2003 b               557,470
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA (Ellis Hospital)                  5.600      08/01/2025        08/01/2005 b                31,698
--------------------------------------------------------------------------------------------------------------------
     75,000 NYS DA (Ellis Hospital)                  5.625      08/01/2035 s      08/01/2007 b                81,633
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS DA (Episcopal Health)                5.700      08/01/2009        08/01/2003 b                 5,118


         21 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    50,000 NYS DA (Episcopal Health)                5.900%     08/01/2020 s      08/01/2003 b       $        51,077
--------------------------------------------------------------------------------------------------------------------
    250,000 NYS DA
            (Ferncliff Nursing Home Company)         5.750      07/01/2017        07/01/2005 b               271,642
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (Fordham University)              5.750      07/01/2015 s      08/01/2003 b                26,459
--------------------------------------------------------------------------------------------------------------------
  3,835,000 NYS DA (Frances Schervier Home
            & Hospital Obligated Group               5.500      07/01/2017 s      07/01/2009 b             4,215,777
--------------------------------------------------------------------------------------------------------------------
     90,000 NYS DA (Frances Schervier Home
            & Hospital Obligated Group)              5.500      07/01/2027 s      07/01/2009 b                95,260
--------------------------------------------------------------------------------------------------------------------
 10,000,000 NYS DA (Frances Schervier Home
            & Hospital Obligated Group)              5.500      07/01/2027 s      07/01/2009 b            10,577,200
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (German Masonic Home)             5.950      08/01/2026 s      08/01/2008 b                53,489
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS DA (Hamilton College)                5.125      07/01/2016        07/01/2009 b                16,360
--------------------------------------------------------------------------------------------------------------------
  2,180,000 NYS DA
            (Highland Community Devel. Corp.)        5.500      07/01/2023        07/16/2008 d             2,215,970
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (Hospital Special Surgery)        5.000      02/01/2018        02/01/2008 b                26,187
--------------------------------------------------------------------------------------------------------------------
     75,000 NYS DA (Jewish Geriatric)                7.150      08/01/2014        08/01/2004 b                80,702
--------------------------------------------------------------------------------------------------------------------
    150,000 NYS DA (Jewish Geriatric)                7.350      08/01/2029        08/01/2004 b               161,554
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA (JGB Health Facilities)           7.000      07/01/2009 s      01/01/2004 b                25,615
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA
            (John T. Mather Memorial Hospital)       5.375      07/01/2019        07/01/2008 b                10,473
--------------------------------------------------------------------------------------------------------------------
  3,740,000 NYS DA (KMH Homes)                       6.950      08/01/2031        08/01/2003 b             3,873,518
--------------------------------------------------------------------------------------------------------------------
  1,020,000 NYS DA (L.I.  University)                5.125      09/01/2010        09/01/2010               1,161,413
--------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS DA (L.I.  University)                5.250      09/01/2011        09/01/2009 b             1,135,480
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS DA (Lakeside Home)                   6.000      02/01/2037        02/01/2007 b               113,150
--------------------------------------------------------------------------------------------------------------------
    455,000 NYS DA (Le Moyne College)                5.000      07/01/2018        07/01/2004 b               467,690
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA (Lenox Hill Hospital)             5.750      07/01/2016        07/01/2011 b                10,930
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYS DA (Lenox Hill Hospital)             5.750      07/01/2017        07/01/2012 b             2,179,060
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Long Beach Medical Center)       5.625      08/01/2022        08/01/2005 b                53,007
--------------------------------------------------------------------------------------------------------------------
  4,160,000 NYS DA (Lutheran Medical Center)         4.250      08/01/2023        11/24/2007 c             4,111,120
--------------------------------------------------------------------------------------------------------------------
  1,065,000 NYS DA (Manhattan College)               5.000      07/01/2008        07/01/2008               1,195,601
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA (Mental Health Services
            Facilities)                              5.125      08/15/2027        08/15/2008 b                31,090
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA (Mental Health Services
            Facilities)                              5.250      08/15/2016        02/15/2008 b                10,861
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Mental Health Services
            Facilities)                              5.375      02/15/2026        02/15/2006 b                51,589
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS DA (Mental Health Services
            Facilities)                              5.750      02/15/2027        02/15/2007 b               111,417
--------------------------------------------------------------------------------------------------------------------
 10,000,000 NYS DA (Mental Health Services
            Facilities)                              5.250      08/15/2024        08/15/2009 b            10,532,500
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS DA (Mental Health Services
            Facilities)                              5.250      02/15/2018        02/15/2007 b               105,890
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA (Millard Fillmore Hospital)       5.375      02/01/2017        08/01/2004 b                21,270
--------------------------------------------------------------------------------------------------------------------
  5,060,000 NYS DA (Miriam Osborn
            Memorial Home Association)               6.875      07/01/2019 s      07/01/2010 b             5,794,813
--------------------------------------------------------------------------------------------------------------------
    235,000 NYS DA (Mount Sinai School of Medicine)  5.000      07/01/2021        07/01/2004 b               242,379
--------------------------------------------------------------------------------------------------------------------
  4,750,000 NYS DA (Mount Sinai School of Medicine)  6.750      07/01/2009 s      01/01/2004 b             4,771,802
--------------------------------------------------------------------------------------------------------------------
  2,030,000 NYS DA (Mount Sinai School of Medicine)  6.750      07/01/2015 s      01/01/2004 b             2,038,404
--------------------------------------------------------------------------------------------------------------------
  3,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                   6.000      07/01/2014        07/01/2014               2,975,010
--------------------------------------------------------------------------------------------------------------------
 15,540,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                   6.500      07/01/2015        07/01/2010 b            16,188,329


         22 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$11,830,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                   6.500%     07/01/2016        07/01/2010 b           $12,254,697
--------------------------------------------------------------------------------------------------------------------
 12,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                   6.500      07/01/2017        07/01/2010 b            12,388,440
--------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                   6.625      07/01/2018        07/01/2011 b             5,193,100
--------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                   6.625      07/01/2019        07/01/2010 b             5,167,450
--------------------------------------------------------------------------------------------------------------------
  1,750,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group)                   6.750      07/01/2020        07/01/2010 b             1,806,105
--------------------------------------------------------------------------------------------------------------------
 22,100,000 NYS DA (MSH/NYU Hospital Center/
            HJDOI Obligated Group) PARS i           10.000 r    07/01/2026        07/17/2003              22,100,000
--------------------------------------------------------------------------------------------------------------------
 12,000,000 NYS DA (Mt. Sinai/NYU Health)            6.000      07/01/2026        11/17/2020 c            11,940,720
--------------------------------------------------------------------------------------------------------------------
  6,500,000 NYS DA (Mt. Sinai/NYU Health)            6.250      07/01/2022        02/01/2005 b             6,535,490
--------------------------------------------------------------------------------------------------------------------
     60,000 NYS DA (Municipal Health Facilities)     5.500      05/15/2024        05/15/2006 b                64,941
--------------------------------------------------------------------------------------------------------------------
     90,000 NYS DA (New Hope Community)              5.700      07/01/2017 s      07/01/2005 b                91,932
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS DA (Niagara Lutheran Devel.)         5.450      08/01/2017        08/01/2007 b                16,161
--------------------------------------------------------------------------------------------------------------------
  4,200,000 NYS DA (North General Hospital)          5.750      02/15/2019        02/15/2013 b             4,680,900
--------------------------------------------------------------------------------------------------------------------
  3,750,000 NYS DA (North General Hospital)          5.750      02/15/2020        02/15/2013 b             4,154,400
--------------------------------------------------------------------------------------------------------------------
  2,395,000 NYS DA
            (Nottingham Retirement Community)        6.125      07/01/2025 s      07/01/2005 b             2,531,371
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Nursing Homes)                   5.500      07/01/2010 s      07/01/2007 b                54,650
--------------------------------------------------------------------------------------------------------------------
  1,375,000 NYS DA (NY Hospital Medical Center)      5.550      08/15/2029 s      08/15/2011 b             1,579,682
--------------------------------------------------------------------------------------------------------------------
  1,700,000 NYS DA (Nyack Hospital)                  6.000      07/01/2006        07/14/2005 c             1,611,243
--------------------------------------------------------------------------------------------------------------------
  2,325,000 NYS DA (Nyack Hospital)                  6.250      07/01/2013        05/10/2009 c             2,049,929
--------------------------------------------------------------------------------------------------------------------
    120,000 NYS DA (Our Lady of Mercy Hospital)      6.300      08/01/2032 s      08/01/2003 b               122,816
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYS DA (Park Ridge Hsg.)                 6.375      08/01/2020 s      08/01/2010 b             2,221,240
--------------------------------------------------------------------------------------------------------------------
  1,570,000 NYS DA (Park Ridge Hsg.)                 6.500      08/01/2025 s      08/01/2010 b             1,783,912
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYS DA (Personal Income Tax)             5.375      03/15/2022        03/15/2013 b             2,181,480
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (Resurrection Rest
            Home Castleton on Hudson, NY)            6.050      08/01/2035 s      08/01/2005 b                54,712
--------------------------------------------------------------------------------------------------------------------
     40,000 NYS DA (Rochester General Hospital)      5.700      08/01/2033        08/01/2003 b                40,927
--------------------------------------------------------------------------------------------------------------------
  5,100,000 NYS DA (Ryan-Clinton
            Community Health Center)                 6.100      07/01/2019 s      01/01/2010 b             5,799,108
--------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS DA (School District Financing)       5.750      10/01/2022 s      10/01/2012 b             5,645,650
--------------------------------------------------------------------------------------------------------------------
    290,000 NYS DA (Service Contract)                5.250      04/01/2017        04/01/2008 b               308,386
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA (Skidmore College)                5.250      07/01/2013        07/01/2004 b                10,228
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS DA (St Agnes Hospital)               5.300      02/15/2019        02/15/2008 b                37,690
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA (St John's University)            5.250      07/01/2018        07/01/2008 b                21,775
--------------------------------------------------------------------------------------------------------------------
     75,000 NYS DA (St John's University)            5.250      07/01/2025        07/01/2008 b                79,293
--------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS DA
            (St. Joseph's Hospital Health Center)    5.250      07/01/2018 s      07/01/2009 b             5,313,450
--------------------------------------------------------------------------------------------------------------------
  1,975,000 NYS DA (St. Vincent Depaul Residence)    5.300      07/01/2018 s      07/01/2010 b             2,072,032
--------------------------------------------------------------------------------------------------------------------
     95,000 NYS DA
            (St. Vincent's Hospital & Medical
            Center)                                  5.750      08/01/2015 s      08/01/2007 b               102,775
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS DA
            (St. Vincent's Hospital & Medical
            Center)                                  5.800      08/01/2025        08/01/2005 b                27,002


         23 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    15,000 NYS DA
            (St. Vincent's Hospital & Medical
            Center)                                  7.375%     08/01/2011        08/01/2003 b           $    15,072
--------------------------------------------------------------------------------------------------------------------
     40,000 NYS DA
            (St. Vincent's Hospital & Medical
            Center)                                  7.400      08/01/2030 s      08/01/2003 b                41,372
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA
            (State University Athletic Facilities)   5.250      07/01/2018        07/01/2008 b                32,662
--------------------------------------------------------------------------------------------------------------------
  3,590,000 NYS DA
            (State University Dormitory Facilities)  5.375      07/01/2022        07/01/2012 b             3,888,114
--------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS DA
            (State University Dormitory Facilities)  5.500      07/01/2020        07/01/2011 b             1,101,430
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS DA
            (State University Dormitory Facilities)  5.500      07/01/2027        07/01/2010 b                38,127
--------------------------------------------------------------------------------------------------------------------
  7,820,000 NYS DA
            (State University Dormitory Facilities)  5.750      07/01/2023        07/01/2011 b             8,678,714
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA
            (State University Educational
            Facilities)                              5.400      05/15/2023 s      05/15/2004 b                10,589
--------------------------------------------------------------------------------------------------------------------
  1,150,000 NYS DA
            (State University Educational
            Facilities)                              5.750      05/15/2010        05/15/2006 a             1,311,150
--------------------------------------------------------------------------------------------------------------------
  3,750,000 NYS DA
            (State University Educational
            Facilities)                              6.000      05/15/2016        05/15/2010 b             4,406,888
--------------------------------------------------------------------------------------------------------------------
  2,280,000 NYS DA
            (State University Educational
            Facilities)                              6.000      05/15/2017        11/15/2003 b             2,329,476
--------------------------------------------------------------------------------------------------------------------
    345,000 NYS DA
            (State University Educational
            Facilities)                              6.000      05/15/2017        11/15/2003 b               354,074
--------------------------------------------------------------------------------------------------------------------
  3,225,000 NYS DA
            (State University Educational
            Facilities)                              5.125      05/15/2021        05/15/2009 b             3,367,964
--------------------------------------------------------------------------------------------------------------------
  9,700,000 NYS DA
            (State University Educational
            Facilities)                              5.375      05/15/2011        05/15/2008 b            10,688,236
--------------------------------------------------------------------------------------------------------------------
    170,000 NYS DA (Strong Memorial Hospital)        5.500      07/01/2021        07/01/2004 b               179,149
--------------------------------------------------------------------------------------------------------------------
    155,000 NYS DA (Suffolk County Judicial
            Facilities)                              9.250      04/15/2006 s      10/15/2003 b               167,107
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS DA (Suffolk County Judicial
            Facilities)                              9.500      04/15/2014 s      10/15/2003 b                34,420
--------------------------------------------------------------------------------------------------------------------
  3,500,000 NYS DA (Teresian House)                  5.250      07/01/2017 s      07/01/2009 b             3,660,160
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS DA (United Cerebral Palsy
            Association of Nassau County)            6.000      07/01/2007        01/01/2004 b                50,698
--------------------------------------------------------------------------------------------------------------------
  1,250,000 NYS DA (United Cerebral Palsy of NYC)    5.750      07/01/2018 s      07/01/2012 b             1,444,838
--------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS DA (University of Rochester)         5.625      07/01/2012        01/01/2004 b             1,023,240
--------------------------------------------------------------------------------------------------------------------
    130,000 NYS DA (University of Rochester)         6.500      07/01/2009 s      01/01/2004 b               130,559
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS DA (University of Rochester)         6.500      07/01/2009 s      01/01/2004 b                15,066
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA (Upstate Community Colleges)      5.250      07/01/2023        07/01/2006 b                10,227
--------------------------------------------------------------------------------------------------------------------
     60,000 NYS DA (Upstate Community Colleges)      5.500      07/01/2014 s      07/01/2005 b                61,367
--------------------------------------------------------------------------------------------------------------------
    530,000 NYS DA (Upstate Community Colleges)      5.625      07/01/2012 s      07/01/2004 b               544,946
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS DA (Upstate Community Colleges)      5.625      07/01/2014 s      07/01/2004 b                10,559
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS DA (Upstate Community Colleges)      5.700      07/01/2021        07/01/2004 b                56,922
--------------------------------------------------------------------------------------------------------------------
  6,570,000 NYS DA (Upstate Community Colleges)      5.750      07/01/2022 s      01/01/2004 b             6,833,457
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS DA (Upstate Community Colleges)      5.875      07/01/2016 s      07/01/2009 b                39,646
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS DA (WHELC)                           5.800      02/01/2028        08/01/2005 b                20,425
--------------------------------------------------------------------------------------------------------------------
  2,230,000 NYS DA Service Contract (CCFDP)          5.375      04/01/2020        04/01/2012 b             2,409,091
--------------------------------------------------------------------------------------------------------------------
  2,350,000 NYS DA Service Contract (CCFDP)          5.375      04/01/2021        04/01/2012 b             2,526,274
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS DA, Series B                         5.625      02/15/2021        02/15/2007 b               110,416


         24 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$   185,000 NYS EFC (Consolidated Water Company)     7.150%     11/01/2014 s      11/01/2004 b           $   187,825
--------------------------------------------------------------------------------------------------------------------
    300,000 NYS EFC (NYS Water Service)              6.900      05/15/2015        11/15/2004 a               330,114
--------------------------------------------------------------------------------------------------------------------
    165,000 NYS EFC (NYS Water Service)              6.900      05/15/2015        11/15/2004 a               179,558
--------------------------------------------------------------------------------------------------------------------
    345,000 NYS EFC (NYS Water Service)              6.900      11/15/2015 s      11/15/2004 b               379,631
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS EFC (NYS Water Service)              6.900      11/15/2015 s      11/15/2004 b                32,647
--------------------------------------------------------------------------------------------------------------------
    135,000 NYS EFC (NYS Water Services)             6.500      03/15/2007        09/15/2003 b               139,914
--------------------------------------------------------------------------------------------------------------------
     85,000 NYS EFC (NYS Water Services)             6.600      06/15/2005        12/15/2003 b                85,380
--------------------------------------------------------------------------------------------------------------------
    285,000 NYS EFC (NYS Water Services)             6.700      09/15/2004        09/15/2003 b               286,305
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS EFC (NYS Water Services)             6.850      09/15/2003        09/15/2003 a                10,047
--------------------------------------------------------------------------------------------------------------------
  2,370,000 NYS EFC (NYS Water Services)             6.875      06/15/2010 s      12/15/2003 b             2,503,668
--------------------------------------------------------------------------------------------------------------------
  1,705,000 NYS EFC (NYS Water Services)             6.875      06/15/2014 s      11/15/2004 b             1,813,404
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS EFC (NYS Water Services)             7.050      06/15/2004        12/15/2003 b                20,098
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS EFC (NYS Water Services)             7.200      03/15/2011 s      09/15/2003 b                15,069
--------------------------------------------------------------------------------------------------------------------
    640,000 NYS EFC (NYS Water Services)             7.250      06/15/2010 s      12/15/2003 b               643,232
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS EFC (NYS Water Services)             7.500      03/15/2011 s      09/15/2003 b                25,121
--------------------------------------------------------------------------------------------------------------------
  1,450,000 NYS EFC (NYS Water Services)             7.500      06/15/2012 s      12/15/2003 b             1,495,240
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS EFC (NYS Water Services)             7.500      06/15/2012 s      12/15/2003 b                46,760
--------------------------------------------------------------------------------------------------------------------
    500,000 NYS EFC (Occidental Petroleum)           6.100      11/01/2030        11/01/2007 b               510,425
--------------------------------------------------------------------------------------------------------------------
  1,425,000 NYS EFC (Personal Income Tax)            5.250      01/01/2022        01/01/2013 b             1,540,667
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS EFC (Spring Valley Water Company)    5.650      11/01/2023        11/01/2005 b                10,243
--------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS EFC (State Park Infrastructure)      5.750      03/15/2008 s      09/15/2003 b             1,019,280
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS EFC (State Park Infrastructure)      5.750      03/15/2013 s      03/15/2004 b                50,916
--------------------------------------------------------------------------------------------------------------------
  1,865,000 NYS ERDA (Brooklyn Union Gas)            5.500      01/01/2021        01/01/2008 b             2,016,811
--------------------------------------------------------------------------------------------------------------------
  4,635,000 NYS ERDA (Brooklyn Union Gas)            5.600      06/01/2025        07/14/2003 b             4,731,918
--------------------------------------------------------------------------------------------------------------------
 20,830,000 NYS ERDA (Brooklyn Union Gas)            6.750      02/01/2024        08/01/2003 b            21,673,615
--------------------------------------------------------------------------------------------------------------------
 12,305,000 NYS ERDA (Brooklyn Union Gas)            6.750      02/01/2024        11/15/2003 b            12,534,611
--------------------------------------------------------------------------------------------------------------------
 77,000,000 NYS ERDA (Con Ed)                        4.700      06/01/2036        10/03/2005 b            78,248,170
--------------------------------------------------------------------------------------------------------------------
    255,000 NYS ERDA (Con Ed)                        5.250      08/15/2020        10/01/2003 b               262,206
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS ERDA (Con Ed)                        5.250      08/15/2020        10/01/2003 b                30,848
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS ERDA (Con Ed)                        5.375      09/15/2022        10/01/2005 b                 5,041
--------------------------------------------------------------------------------------------------------------------
     80,000 NYS ERDA (Con Ed)                        6.000      03/15/2028        03/15/2005 b                81,679
--------------------------------------------------------------------------------------------------------------------
    440,000 NYS ERDA (Con Ed)                        6.000      03/15/2028        09/15/2003 b               449,442
--------------------------------------------------------------------------------------------------------------------
    305,000 NYS ERDA (Con Ed)                        6.000      03/15/2028        03/15/2005 b               317,231
--------------------------------------------------------------------------------------------------------------------
  4,000,000 NYS ERDA (Con Ed)                        6.100      08/15/2020        07/01/2005 b             4,320,360
--------------------------------------------------------------------------------------------------------------------
 34,920,000 NYS ERDA (Con Ed)                        7.125      12/01/2029        12/01/2004 b            37,759,694
--------------------------------------------------------------------------------------------------------------------
     70,000 NYS ERDA (Corning Natural Gas)           8.250      12/01/2018        12/01/2003 b                72,286
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS ERDA (LILCO)                         5.150      03/01/2016        03/01/2004 b               104,086
--------------------------------------------------------------------------------------------------------------------
    135,000 NYS ERDA (LILCO)                         5.150      03/01/2016        03/01/2004 b               140,516
--------------------------------------------------------------------------------------------------------------------
 30,000,000 NYS ERDA (NIMO)                          6.625      10/01/2013        10/01/2003 b            31,323,000
--------------------------------------------------------------------------------------------------------------------
     95,000 NYS ERDA (NIMO)                          7.200      07/01/2029        07/01/2004 b               101,926
--------------------------------------------------------------------------------------------------------------------
 14,485,000 NYS ERDA (NYSEG)                         5.700      12/01/2028        12/01/2003 b            14,966,481
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS ERDA (NYSEG)                         5.950      12/01/2027        12/01/2004 b                15,395
--------------------------------------------------------------------------------------------------------------------
  1,035,000 NYS ERDA (NYSEG)                         6.050      04/01/2034        04/01/2004 b             1,087,443
--------------------------------------------------------------------------------------------------------------------
  4,010,000 NYS ERDA (NYSEG)                         6.150      07/01/2026        07/01/2005 b             4,230,269
--------------------------------------------------------------------------------------------------------------------
  1,850,000 NYS ERDA (RG&E)                          6.350      05/15/2032        11/15/2003 b             1,922,150

         25 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$10,075,000 NYS ERDA (RG&E)                          6.500%     05/15/2032        11/15/2003 b           $10,195,094
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS GO                                   5.000      09/15/2017        11/15/2003 b                 5,351
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS GO                                   5.300      07/15/2015        07/15/2006 b                27,227
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS GO                                   5.625      10/01/2020        10/01/2005 b                21,740
--------------------------------------------------------------------------------------------------------------------
     40,000 NYS GO                                   6.600      12/01/2014        12/01/2003 b                41,211
--------------------------------------------------------------------------------------------------------------------
    400,000 NYS GO                                   9.875      11/15/2005        11/15/2005                 476,188
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS HFA (Dominican Village)              6.600      08/15/2027        02/15/2004 b                52,365
--------------------------------------------------------------------------------------------------------------------
    114,000 NYS HFA (General Hsg.)                   6.500      11/01/2003        11/01/2003                 114,921
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (General Hsg.)                   6.600      11/01/2005        11/02/2003 b                10,120
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (General Hsg.)                   6.600      11/01/2006        11/01/2003 b                30,360
--------------------------------------------------------------------------------------------------------------------
    780,000 NYS HFA (HELP-Bronx Hsg.)                8.050      11/01/2005 s      11/01/2003 b               803,595
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)        5.500      11/01/2005        11/09/2003 a                 5,462
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)        5.500      11/01/2012        11/10/2003 a                 5,881
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Hospital & Nursing Home)        5.875      11/01/2010        11/01/2003 a                17,820
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Hospital & Nursing Home)        5.875      11/01/2011        11/01/2003 a                11,945
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)        5.900      11/01/2003        11/01/2003                   5,080
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Hospital & Nursing Home)        5.900      11/01/2005        11/01/2003 a                33,048
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)        5.900      11/01/2010        11/13/2003 a                 5,985
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS HFA (Hospital & Nursing Home)        6.000      11/01/2014        11/01/2003 b                42,962
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Hospital & Nursing Home)        6.875      11/01/2004        11/04/2003 a                10,752
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)        6.875      11/01/2005        11/04/2003 a                 5,628
--------------------------------------------------------------------------------------------------------------------
    230,000 NYS HFA (Hospital & Nursing Home)        6.875      11/01/2007        11/01/2003 a               260,330
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Hospital & Nursing Home)        6.875      11/01/2009        11/05/2003 a                 6,261
--------------------------------------------------------------------------------------------------------------------
      3,000 NYS HFA (Hospital & Nursing Home)        6.875      11/01/2010        11/01/2003 a                 3,793
--------------------------------------------------------------------------------------------------------------------
    575,000 NYS HFA (Hospital & Nursing Home)        7.000      11/01/2017        11/01/2003 a               741,969
--------------------------------------------------------------------------------------------------------------------
     70,000 NYS HFA (Meadow Manor)                   7.750      11/01/2019 s      11/01/2003 b                70,330
--------------------------------------------------------------------------------------------------------------------
    110,000 NYS HFA
            (Monroe County Health Facilities)        7.625      05/01/2005 s      11/01/2003 b               112,257
--------------------------------------------------------------------------------------------------------------------
    250,000 NYS HFA (Multifamily Hsg.)               0.000 z    11/01/2009        11/01/2003 b               181,655
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Multifamily Hsg.)               0.000 z    11/01/2010        11/01/2006 b                 6,839
--------------------------------------------------------------------------------------------------------------------
    200,000 NYS HFA (Multifamily Hsg.)               0.000 z    11/01/2011        11/01/2003 b               129,148
--------------------------------------------------------------------------------------------------------------------
    680,000 NYS HFA (Multifamily Hsg.)               0.000 z    11/01/2013        11/01/2003 b               389,817
--------------------------------------------------------------------------------------------------------------------
  9,730,000 NYS HFA (Multifamily Hsg.)               0.000 z    11/01/2014        11/01/2006 b             5,236,005
--------------------------------------------------------------------------------------------------------------------
 14,590,000 NYS HFA (Multifamily Hsg.)               0.000 z    11/01/2015        11/01/2006 b             7,408,802
--------------------------------------------------------------------------------------------------------------------
    585,000 NYS HFA (Multifamily Hsg.)               5.850      08/15/2013 s      02/15/2005 b               598,315
--------------------------------------------------------------------------------------------------------------------
     80,000 NYS HFA (Multifamily Hsg.)               5.950      08/15/2024 s      02/15/2005 b                82,300
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Multifamily Hsg.)               6.000      08/15/2003        08/15/2003                   5,025
--------------------------------------------------------------------------------------------------------------------
     60,000 NYS HFA (Multifamily Hsg.)               6.000      08/15/2027 s      02/15/2009 b                63,273
--------------------------------------------------------------------------------------------------------------------
  1,000,000 NYS HFA (Multifamily Hsg.)               6.100      08/15/2016 s      08/15/2008 b             1,036,330
--------------------------------------------------------------------------------------------------------------------
    400,000 NYS HFA (Multifamily Hsg.)               6.100      11/15/2036        11/15/2008 b               441,012
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS HFA (Multifamily Hsg.)               6.200      08/15/2012 s      08/15/2003 b                35,524
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Multifamily Hsg.)               6.250      08/15/2014 s      08/15/2004 b                20,807
--------------------------------------------------------------------------------------------------------------------
    150,000 NYS HFA (Multifamily Hsg.)               6.250      08/15/2023 s      08/15/2004 b               151,869
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS HFA (Multifamily Hsg.)               6.250      08/15/2027 s      08/15/2008 b               105,342
--------------------------------------------------------------------------------------------------------------------
  3,155,000 NYS HFA (Multifamily Hsg.)               6.350      08/15/2023 s      08/15/2004 b             3,354,238
--------------------------------------------------------------------------------------------------------------------
  1,025,000 NYS HFA (Multifamily Hsg.)               6.450      08/15/2014 s      08/15/2003 b             1,047,068


         26 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$ 1,500,000 NYS HFA (Multifamily Hsg.)               6.500%     08/15/2024 s      08/15/2003 b           $ 1,527,915
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Multifamily Hsg.)               6.500      08/15/2024        08/15/2003 b                30,575
--------------------------------------------------------------------------------------------------------------------
    725,000 NYS HFA (Multifamily Hsg.)               6.625      08/15/2012        08/15/2003 b               740,733
--------------------------------------------------------------------------------------------------------------------
  1,620,000 NYS HFA (Multifamily Hsg.)               6.700      08/15/2025 s      08/15/2003 b             1,654,490
--------------------------------------------------------------------------------------------------------------------
    350,000 NYS HFA (Multifamily Hsg.)               6.850      11/01/2019 s      11/01/2004 b               366,440
--------------------------------------------------------------------------------------------------------------------
    455,000 NYS HFA (Multifamily Hsg.)               6.900      08/15/2007 s      08/15/2003 b               465,424
--------------------------------------------------------------------------------------------------------------------
    175,000 NYS HFA (Multifamily Hsg.)               6.950      08/15/2012 s      08/15/2003 b               178,857
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS HFA (Multifamily Hsg.)               7.000      08/15/2012        08/15/2003 b               103,525
--------------------------------------------------------------------------------------------------------------------
     60,000 NYS HFA (Multifamily Hsg.)               7.000      08/15/2022        08/15/2003 b                61,294
--------------------------------------------------------------------------------------------------------------------
    995,000 NYS HFA (Multifamily Hsg.)               7.000      08/15/2023 s      08/15/2003 b               997,468
--------------------------------------------------------------------------------------------------------------------
    350,000 NYS HFA (Multifamily Hsg.)               7.050      08/15/2024 s      08/15/2003 b               357,525
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Multifamily Hsg.)               7.300      11/01/2004        11/01/2003 b                15,242
--------------------------------------------------------------------------------------------------------------------
    384,000 NYS HFA (Multifamily Hsg.)               7.450      11/01/2028 s      11/01/2003 b               384,691
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS HFA (Multifamily Hsg.)               7.450      11/01/2028 s      11/01/2003 b               100,184
--------------------------------------------------------------------------------------------------------------------
  2,215,000 NYS HFA (Multifamily Hsg.)               7.750      11/01/2020 s      11/01/2003 b             2,306,280
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                 6.000      11/01/2012        11/08/2003 b                 5,056
--------------------------------------------------------------------------------------------------------------------
     40,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2004        11/01/2003 b                40,859
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2005        11/05/2003 b                10,215
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2006        11/11/2003 b                 5,107
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2007        11/01/2003 b                20,428
--------------------------------------------------------------------------------------------------------------------
     40,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2008        11/01/2003 b                40,856
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2009        11/06/2003 b                10,214
--------------------------------------------------------------------------------------------------------------------
     70,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2011        11/01/2003 b                71,502
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2012        11/01/2003 b                51,071
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Nonprofit Hsg.)                 6.200      11/01/2013        11/01/2003 b                15,321
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2004        11/01/2003 b                30,343
--------------------------------------------------------------------------------------------------------------------
    145,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2005        11/01/2003 b               146,730
--------------------------------------------------------------------------------------------------------------------
    120,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2006        11/01/2003 b               121,367
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2007        11/01/2003 b                 5,056
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2008        11/01/2003 b                35,410
--------------------------------------------------------------------------------------------------------------------
     80,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2009        11/01/2003 b                80,648
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2011        11/02/2003 b                 5,057
--------------------------------------------------------------------------------------------------------------------
    765,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2012        11/01/2003 b               774,142
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS HFA (Nonprofit Hsg.)                 6.400      11/01/2013        11/01/2003 b                56,524
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                 6.500      11/01/2003        11/01/2003                   5,040
--------------------------------------------------------------------------------------------------------------------
    230,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2003        11/01/2003                 231,934
--------------------------------------------------------------------------------------------------------------------
     75,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2005        11/01/2003 b                76,648
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2005        11/01/2003 b                50,600
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2006        11/01/2003 b                45,989
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2006        11/01/2003 b                15,180
--------------------------------------------------------------------------------------------------------------------
    180,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2007        11/01/2003 b               183,944
--------------------------------------------------------------------------------------------------------------------
    115,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2007        11/01/2003 b               116,374
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2008        11/01/2003 b                25,548
--------------------------------------------------------------------------------------------------------------------
     70,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2008        11/01/2003 b                71,558
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2009        11/03/2003 b                10,120


         27 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    20,000 NYS HFA (Nonprofit Hsg.)                 6.600%     11/01/2009        11/01/2003 b           $    20,438
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2010        11/01/2003 b                20,438
--------------------------------------------------------------------------------------------------------------------
     65,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2011        11/01/2003 b                66,425
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2011        11/07/2003 b                 5,060
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2012        11/01/2003 b                25,539
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                 6.600      11/01/2013        11/01/2003 b                25,542
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2004        11/01/2003 b               102,766
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2005        11/03/2003 b                 5,110
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2007        11/01/2003 b                25,551
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2008        11/01/2003 b                15,330
--------------------------------------------------------------------------------------------------------------------
     85,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2009        11/01/2003 b                86,873
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2010        11/01/2003 b                45,991
--------------------------------------------------------------------------------------------------------------------
  1,420,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2011        11/01/2003 b             1,458,368
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2012        11/01/2003 b                30,653
--------------------------------------------------------------------------------------------------------------------
     60,000 NYS HFA (Nonprofit Hsg.)                 6.750      11/01/2013        11/01/2003 b                62,151
--------------------------------------------------------------------------------------------------------------------
     61,000 NYS HFA (Nonprofit Hsg.)                 6.875      11/01/2010        11/01/2003 b                61,805
--------------------------------------------------------------------------------------------------------------------
  1,245,000 NYS HFA (Nonprofit Hsg.)                 8.400      11/01/2003        11/01/2003               1,277,544
--------------------------------------------------------------------------------------------------------------------
  1,335,000 NYS HFA (Nonprofit Hsg.)                 8.400      11/01/2004        11/01/2003 b             1,369,897
--------------------------------------------------------------------------------------------------------------------
  1,455,000 NYS HFA (Nonprofit Hsg.)                 8.400      11/01/2005        11/01/2003 b             1,493,034
--------------------------------------------------------------------------------------------------------------------
  1,570,000 NYS HFA (Nonprofit Hsg.)                 8.400      11/01/2006        11/01/2003 b             1,611,040
--------------------------------------------------------------------------------------------------------------------
  1,710,000 NYS HFA (Nonprofit Hsg.)                 8.400      11/01/2007        11/01/2003 b             1,754,699
--------------------------------------------------------------------------------------------------------------------
  1,865,000 NYS HFA (Nonprofit Hsg.)                 8.400      11/01/2008        11/01/2003 b             1,940,999
--------------------------------------------------------------------------------------------------------------------
  4,000,000 NYS HFA (NYC Health Facilities)          6.000      11/01/2006        11/01/2006               4,477,320
--------------------------------------------------------------------------------------------------------------------
  1,435,000 NYS HFA (NYC Health Facilities)          6.000      05/01/2007        05/01/2007               1,600,298
--------------------------------------------------------------------------------------------------------------------
  4,165,000 NYS HFA (NYC Health Facilities)          6.000      05/01/2008        05/01/2006 b             4,602,575
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NYS HFA (NYC Health Facilities)          6.375      11/01/2004        11/01/2004               2,129,220
--------------------------------------------------------------------------------------------------------------------
    175,000 NYS HFA (Phillips Village)               6.900      02/15/2004        02/15/2004                 179,319
--------------------------------------------------------------------------------------------------------------------
     85,000 NYS HFA (Phillips Village)               6.900      08/15/2004        08/15/2004                  88,627
--------------------------------------------------------------------------------------------------------------------
  2,400,000 NYS HFA (Phillips Village)               7.750      08/15/2017        02/15/2005 b             2,597,088
--------------------------------------------------------------------------------------------------------------------
    160,000 NYS HFA (Service Contract)               5.500      09/15/2022 s      03/15/2010 b               171,333
--------------------------------------------------------------------------------------------------------------------
  5,105,000 NYS HFA (Service Contract)               5.875      09/15/2014        09/15/2003 b             5,227,877
--------------------------------------------------------------------------------------------------------------------
    125,000 NYS HFA (Service Contract)               5.875      09/15/2014        09/15/2003 b               128,541
--------------------------------------------------------------------------------------------------------------------
  9,580,000 NYS HFA (Service Contract)               6.000      03/15/2026        09/15/2006 b            11,094,023
--------------------------------------------------------------------------------------------------------------------
    550,000 NYS HFA (Service Contract)               6.000      03/15/2026        09/15/2006 b               618,123
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS HFA (Service Contract)               6.125      03/15/2020 s      09/15/2003 b                46,283
--------------------------------------------------------------------------------------------------------------------
    365,000 NYS HFA (Simeon Dewitt)                  8.000      11/01/2018 s      11/01/2003 b               369,964
--------------------------------------------------------------------------------------------------------------------
 20,000,000 NYS HFA VRDB, Series A                   1.000 v    11/01/2034        07/02/2003 f            20,000,000
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS HFA, Series A                        5.800      11/01/2009        05/01/2006 b                27,094
--------------------------------------------------------------------------------------------------------------------
  2,350,000 NYS HFA, Series A                        6.100      11/01/2015 s      05/01/2008 b             2,536,261
--------------------------------------------------------------------------------------------------------------------
  4,760,000 NYS HFA, Series A                        6.125      11/01/2020 s      05/01/2006 b             5,141,133
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS LGAC                                 5.000      04/01/2021 s      04/01/2005 b                35,971
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS LGAC                                 5.375      04/01/2014        04/01/2004 b                47,179
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS LGAC                                 5.375      04/01/2016        04/01/2007 b                27,734
--------------------------------------------------------------------------------------------------------------------
 11,415,000 NYS LGAC                                 5.400      04/01/2015        04/01/2007 b            12,669,965
--------------------------------------------------------------------------------------------------------------------
  2,250,000 NYS LGAC                                 5.500      04/01/2008        04/01/2008               2,581,605

         28 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
 New York Continued
 $  140,000 NYS LGAC                                 5.500%     04/01/2023        04/01/2004 b           $   146,910
--------------------------------------------------------------------------------------------------------------------
    150,000 NYS LGAC                                 6.000      04/01/2024        04/01/2005 b               165,483
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS LGAC, Series A                       5.250      04/01/2019        04/01/2004 b                10,393
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS LGAC, Series A                       5.375      04/01/2014 s      04/01/2004 b                 5,242
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS LGAC, Series A                       5.500      04/01/2023        04/01/2004 b                15,740
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS LGAC, Series C                       5.000      04/01/2021        04/01/2004 b                10,277
--------------------------------------------------------------------------------------------------------------------
     60,000 NYS LGAC, Series D                       5.000      04/01/2023        04/01/2004 b                61,843
--------------------------------------------------------------------------------------------------------------------
     90,000 NYS LGAC, Series D                       5.000      04/01/2023        04/01/2004 b                92,035
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS LGAC, Series D                       5.000      04/01/2023        04/01/2004 b                30,922
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS LGAC, Series D                       5.000      04/01/2023        04/01/2004 b                35,776
--------------------------------------------------------------------------------------------------------------------
    505,000 NYS LGSC (SCSB) i                        6.375      12/15/2009        03/04/2007 c               504,591
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Beth Israel Medical Center) 5.000      11/01/2013        11/01/2003                  25,761
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Beth Israel Medical Center) 6.000      11/01/2012        11/01/2004 b                 5,374
--------------------------------------------------------------------------------------------------------------------
    785,000 NYS Medcare (Beth Israel Medical Center) 7.125      11/01/2006        06/02/2005 c               778,838
--------------------------------------------------------------------------------------------------------------------
    545,000 NYS Medcare (Beth Israel Medical Center) 7.200      11/01/2014        09/12/2011 c               522,851
--------------------------------------------------------------------------------------------------------------------
    230,000 NYS Medcare (Beth Israel Medical Center) 7.400      11/01/2004 s      11/01/2003 b               236,992
--------------------------------------------------------------------------------------------------------------------
  8,430,000 NYS Medcare (Buffalo General Hospital)   6.000      08/15/2014 s      08/15/2004 b             8,978,203
--------------------------------------------------------------------------------------------------------------------
    120,000 NYS Medcare (Buffalo General Hospital)   6.125      08/15/2024        08/15/2006 b               127,844
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Central Suffolk Hospital)   5.875      11/01/2005        11/14/2004 c                 5,051
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS Medcare
            (FF Thompson Hospital Foundation)        5.800      11/01/2013        11/01/2003 b                36,167
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (FHA Insured Mtg.)           5.650      08/15/2013        08/15/2005 b                 5,129
--------------------------------------------------------------------------------------------------------------------
     35,000 NYS Medcare (FHA Insured Mtg.)           5.650      08/15/2013        08/15/2005 b                35,864
--------------------------------------------------------------------------------------------------------------------
    265,000 NYS Medcare (FHA Insured Mtg.)           5.900      08/15/2033        08/15/2003 b               271,493
--------------------------------------------------------------------------------------------------------------------
  3,000,000 NYS Medcare (FHA Insured Mtg.)           6.050      02/15/2015        08/15/2005 b             3,296,700
--------------------------------------------------------------------------------------------------------------------
    800,000 NYS Medcare (Healthcare)                 6.350      11/01/2014 s      11/01/2003 b               833,120
--------------------------------------------------------------------------------------------------------------------
    930,000 NYS Medcare (Hospital & Nursing Home)    5.950      08/15/2009        08/15/2003 b               946,229
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS Medcare (Hospital & Nursing Home)    6.100      02/15/2033 s      08/15/2003 b                56,014
--------------------------------------------------------------------------------------------------------------------
    135,000 NYS Medcare (Hospital & Nursing Home)    6.125      02/15/2014        02/15/2004 a               140,225
--------------------------------------------------------------------------------------------------------------------
  1,175,000 NYS Medcare (Hospital & Nursing Home)    6.125      02/15/2014 s      02/15/2006 b             1,230,707
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Hospital & Nursing Home)    6.125      02/15/2015 s      02/15/2006 b                 5,640
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS Medcare (Hospital & Nursing Home)    6.125      02/15/2015 s      02/15/2006 b                21,650
--------------------------------------------------------------------------------------------------------------------
  2,425,000 NYS Medcare (Hospital & Nursing Home)    6.200      08/15/2013        08/15/2003 b             2,482,327
--------------------------------------------------------------------------------------------------------------------
  1,855,000 NYS Medcare (Hospital & Nursing Home)    6.200      02/15/2021        02/15/2004 b             1,940,274
--------------------------------------------------------------------------------------------------------------------
     90,000 NYS Medcare (Hospital & Nursing Home)    6.200      08/15/2022        08/15/2003 b                93,704
--------------------------------------------------------------------------------------------------------------------
  1,385,000 NYS Medcare (Hospital & Nursing Home)    6.200      02/15/2028 s      02/15/2005 b             1,488,487
--------------------------------------------------------------------------------------------------------------------
    150,000 NYS Medcare (Hospital & Nursing Home)    6.250      08/15/2012 s      08/15/2004 a               158,840
--------------------------------------------------------------------------------------------------------------------
     80,000 NYS Medcare (Hospital & Nursing Home)    6.250      02/15/2015        08/15/2005 b                88,313
--------------------------------------------------------------------------------------------------------------------
    200,000 NYS Medcare (Hospital & Nursing Home)    6.250      02/15/2027        02/15/2004 b               209,282
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Hospital & Nursing Home)    6.550      08/15/2012        08/15/2003 b                 5,080
--------------------------------------------------------------------------------------------------------------------
    165,000 NYS Medcare (Hospital & Nursing Home)    6.850      02/15/2012 s      08/15/2003 b               167,290
--------------------------------------------------------------------------------------------------------------------
  6,975,000 NYS Medcare (Hospital & Nursing Home)    6.875      02/15/2032        08/15/2003 b             7,088,135
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS Medcare (Hospital & Nursing Home)    7.000      08/15/2032 s      08/17/2003 b                50,791
--------------------------------------------------------------------------------------------------------------------
    240,000 NYS Medcare (Hospital & Nursing Home)    7.250      11/01/2003        11/01/2003                 243,562
--------------------------------------------------------------------------------------------------------------------
     80,000 NYS Medcare (Hospital & Nursing Home)    7.300      08/15/2011        08/15/2003 b                80,551


         29 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$   315,000 NYS Medcare (Hospital & Nursing Home)    7.350%     02/15/2029        08/15/2003 b           $   316,433
--------------------------------------------------------------------------------------------------------------------
    250,000 NYS Medcare (Hospital & Nursing Home)    7.350      02/15/2029        08/15/2003 b               261,575
--------------------------------------------------------------------------------------------------------------------
    875,000 NYS Medcare (Hospital & Nursing Home)    7.400      11/01/2016 s      11/01/2003 b               903,963
--------------------------------------------------------------------------------------------------------------------
  5,425,000 NYS Medcare (Hospital & Nursing Home)    7.450      08/15/2031        08/15/2003 a             5,659,089
--------------------------------------------------------------------------------------------------------------------
  1,155,000 NYS Medcare (Hospital & Nursing Home)    9.375      11/01/2016 s      11/01/2003 b             1,227,014
--------------------------------------------------------------------------------------------------------------------
    990,000 NYS Medcare (Hospital & Nursing Home)   10.000      11/01/2006 s      11/01/2003 b             1,056,924
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS Medcare (Insured Mtg. Nursing)       6.150      02/15/2025        02/15/2005 b                10,799
--------------------------------------------------------------------------------------------------------------------
     95,000 NYS Medcare (Long Term Health Care)      6.100      11/01/2004        11/01/2003 b                96,337
--------------------------------------------------------------------------------------------------------------------
    220,000 NYS Medcare (Long Term Health Care)      6.400      11/01/2014 s      11/01/2003 b               223,045
--------------------------------------------------------------------------------------------------------------------
  1,865,000 NYS Medcare (Long Term Health Care)      6.450      11/01/2014 s      11/01/2003 b             1,890,886
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS Medcare (Long Term Health Care)      6.700      11/01/2007        11/01/2003 b                45,654
--------------------------------------------------------------------------------------------------------------------
  1,150,000 NYS Medcare (Long Term Health Care)      6.800      11/01/2014 s      11/01/2003 b             1,166,296
--------------------------------------------------------------------------------------------------------------------
    130,000 NYS Medcare (Long Term Health Care)      7.100      11/01/2012 s      11/01/2003 b               130,580
--------------------------------------------------------------------------------------------------------------------
    180,000 NYS Medcare (Long Term Health Care)      7.300      11/01/2005 s      11/01/2003 b               180,909
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS Medcare (Long Term Health Care)      7.375      11/01/2011 s      11/01/2003 b                51,180
--------------------------------------------------------------------------------------------------------------------
    130,000 NYS Medcare (Mental Health)              5.250      08/15/2014        02/15/2004 b               135,214
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Mental Health)              5.250      02/15/2019        02/15/2004 b                25,993
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS Medcare (Mental Health)              5.250      02/15/2019        02/15/2004 b                20,789
--------------------------------------------------------------------------------------------------------------------
    110,000 NYS Medcare (Mental Health)              5.250      02/15/2019        02/15/2006 b               114,270
--------------------------------------------------------------------------------------------------------------------
    680,000 NYS Medcare (Mental Health)              5.250      02/15/2019 s      02/15/2004 b               706,833
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS Medcare (Mental Health)              5.250      02/15/2019        02/15/2006 b                31,184
--------------------------------------------------------------------------------------------------------------------
     65,000 NYS Medcare (Mental Health)              5.250      02/15/2021        02/15/2004 b                67,565
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS Medcare (Mental Health)              5.250      08/15/2023        02/15/2004 b                10,395
--------------------------------------------------------------------------------------------------------------------
    400,000 NYS Medcare (Mental Health)              5.250      08/15/2023        08/15/2003 b               409,600
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Mental Health)              5.250      08/15/2023        02/15/2004 b                25,288
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS Medcare (Mental Health)              5.250      08/15/2023        02/15/2004 b                31,184
--------------------------------------------------------------------------------------------------------------------
     65,000 NYS Medcare (Mental Health)              5.250      08/15/2023        08/15/2005 b                66,560
--------------------------------------------------------------------------------------------------------------------
    200,000 NYS Medcare (Mental Health)              5.250      08/15/2023        02/15/2005 b               207,892
--------------------------------------------------------------------------------------------------------------------
    680,000 NYS Medcare (Mental Health)              5.250      08/15/2023        08/15/2003 a               696,320
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Mental Health)              5.375      08/15/2013        08/15/2003 b                25,610
--------------------------------------------------------------------------------------------------------------------
     70,000 NYS Medcare (Mental Health)              5.375      02/15/2014        02/15/2004 b                72,862
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS Medcare (Mental Health)              5.375      02/15/2014        02/15/2004 b                15,613
--------------------------------------------------------------------------------------------------------------------
    670,000 NYS Medcare (Mental Health)              5.375      02/15/2014        02/15/2004 b               697,390
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS Medcare (Mental Health)              5.375      08/15/2019        02/15/2004 b                31,207
--------------------------------------------------------------------------------------------------------------------
 10,940,000 NYS Medcare (Mental Health)              5.500      08/15/2021 s      08/15/2003 b            11,197,090
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS Medcare (Mental Health)              5.500      08/15/2024 s      02/15/2006 b                57,084
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)              5.650      02/15/2007        08/15/2003 b                 5,127
--------------------------------------------------------------------------------------------------------------------
    140,000 NYS Medcare (Mental Health)              5.750      02/15/2014        08/15/2003 b               143,478
--------------------------------------------------------------------------------------------------------------------
  1,145,000 NYS Medcare (Mental Health)              5.800      02/15/2019 s      08/15/2003 b             1,173,442
--------------------------------------------------------------------------------------------------------------------
     40,000 NYS Medcare (Mental Health)              5.800      08/15/2022 s      08/15/2003 b                40,852
--------------------------------------------------------------------------------------------------------------------
    330,000 NYS Medcare (Mental Health)              5.900      08/15/2022 s      08/15/2003 b               337,689
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS Medcare (Mental Health)              6.150      08/15/2005        08/15/2003 b                25,352
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)              6.375      08/15/2014        08/15/2004 b                 5,401
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS Medcare (Mental Health)              6.500      08/15/2024        08/15/2004 a                 5,354
--------------------------------------------------------------------------------------------------------------------
     85,000 NYS Medcare (Mental Health)              7.375      02/15/2014 s      08/15/2003 b                85,388


         30 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   85,000 NYS Medcare
            (Montefiore Medical Center)              5.700%     02/15/2012        02/15/2007 b           $    91,657
--------------------------------------------------------------------------------------------------------------------
  6,170,000 NYS Medcare
            (Montefiore Medical Center)              5.750      02/15/2025 s      02/15/2007 b             6,643,424
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS Medcare
            (NY & Presbyterian Hospital)             5.375      02/15/2025        02/15/2004 b                57,195
--------------------------------------------------------------------------------------------------------------------
  1,965,000 NYS Medcare
            (Our Lady of Mercy Medical Center)       6.250      08/15/2015 s      02/15/2005 b             2,064,724
--------------------------------------------------------------------------------------------------------------------
     70,000 NYS Medcare
            (Our Lady of Victory Hospital)           6.625      11/01/2016 s      11/01/2003 b                70,976
--------------------------------------------------------------------------------------------------------------------
  6,360,000 NYS Medcare (Presbyterian Hospital)      5.250      08/15/2014        02/15/2004 b             6,634,307
--------------------------------------------------------------------------------------------------------------------
    365,000 NYS Medcare (Presbyterian Hospital)      5.375      02/15/2025        02/15/2004 b               379,428
--------------------------------------------------------------------------------------------------------------------
    260,000 NYS Medcare (Presbyterian Hospital)      5.500      08/15/2024 s      02/15/2004 b               270,660
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS Medcare (Secured Hospital)           6.125      08/15/2013 s      02/15/2004 b                47,054
--------------------------------------------------------------------------------------------------------------------
    180,000 NYS Medcare (Secured Hospital)           6.250      02/15/2024 s      02/15/2004 b               187,884
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS Medcare
            (Sisters of Charity Hospital)            6.400      11/01/2005        11/01/2003 b                50,715
--------------------------------------------------------------------------------------------------------------------
    235,000 NYS Medcare
            (Sisters of Charity Hospital)            6.600      11/01/2007 s      11/01/2003 b               238,398
--------------------------------------------------------------------------------------------------------------------
    595,000 NYS Medcare
            (Sisters of Charity Hospital)            6.600      11/01/2010 s      11/01/2003 b               622,013
--------------------------------------------------------------------------------------------------------------------
  9,160,000 NYS Medcare
            (Sisters of Charity Hospital)            6.625      11/01/2018        11/01/2003 b             9,546,552
--------------------------------------------------------------------------------------------------------------------
    745,000 NYS Medcare (St. Luke's Hospital)        5.600      08/15/2013 s      08/15/2005 b               764,251
--------------------------------------------------------------------------------------------------------------------
    300,000 NYS Medcare (St. Luke's Hospital)        5.625      08/15/2018 s      08/15/2005 b               307,356
--------------------------------------------------------------------------------------------------------------------
    595,000 NYS Medcare (St. Luke's Hospital)        5.625      08/15/2018        08/15/2003 b               609,631
--------------------------------------------------------------------------------------------------------------------
    120,000 NYS Medcare (St. Luke's Hospital)        5.700      02/15/2029 s      08/15/2003 b               122,944
--------------------------------------------------------------------------------------------------------------------
  2,930,000 NYS Medcare (St. Luke's Hospital)        7.500      11/01/2011 s      11/01/2003 b             3,043,391
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS Medcare (St. Peter's Hospital)       5.375      11/01/2020        11/01/2003 b               102,952
--------------------------------------------------------------------------------------------------------------------
  2,405,000 NYS Muni Bond Bank Agency
            (Special Program--City of Buffalo)       6.875      03/15/2006 s      09/15/2003 b             2,495,669
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS Power Authority, Series A            5.000      11/15/2019        12/15/2005 b                52,475
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS Power Authority, Series F            5.500      01/01/2010        01/01/2004 a                11,228
--------------------------------------------------------------------------------------------------------------------
     45,000 NYS Thruway Authority Service Contract
            (Highway & Bridge)                       5.750      04/01/2016        04/01/2006 a                51,100
--------------------------------------------------------------------------------------------------------------------
  1,015,000 NYS Thruway Authority Service Contract
            (Highway & Bridge)                       6.000      04/01/2011        04/01/2007 b             1,165,687
--------------------------------------------------------------------------------------------------------------------
    250,000 NYS Thruway Authority, Series A          0.000 z    01/01/2005        01/01/2005                 243,195
--------------------------------------------------------------------------------------------------------------------
    385,000 NYS Thruway Authority, Series A          0.000 z    01/01/2006        01/01/2006                 365,072
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS Thruway Authority, Series A          5.500      04/01/2015        04/01/2005 a                54,729
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS Thruway Authority, Series B          5.000      01/01/2020 s      01/01/2004 b                10,350
--------------------------------------------------------------------------------------------------------------------
    675,000 NYS Thruway Authority, Series E          5.250      01/01/2015        01/01/2008 b               745,416
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS Thurway Authority, Series B          5.125      04/01/2015 s      04/01/2005 b                21,762
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS Thurway Authority, Series B          5.125      04/01/2015 s      04/01/2005 b                10,710
--------------------------------------------------------------------------------------------------------------------
     20,000 NYS Thurway Authority, Series C          5.250      04/01/2015        04/01/2008 b                22,240
--------------------------------------------------------------------------------------------------------------------
     30,000 NYS UDC (Correctional Facilities)        0.000 z    01/01/2007        01/01/2007                  27,600
--------------------------------------------------------------------------------------------------------------------
     80,000 NYS UDC (Correctional Facilities)        5.000      01/01/2017        01/01/2006 b                81,993


         31 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    75,000 NYS UDC (Correctional Facilities)        5.000%     01/01/2020 s      01/01/2008 b           $    78,509
--------------------------------------------------------------------------------------------------------------------
    615,000 NYS UDC (Correctional Facilities)        5.250      01/01/2021 s      01/01/2006 b               636,636
--------------------------------------------------------------------------------------------------------------------
    535,000 NYS UDC (Correctional Facilities)        5.250      01/01/2021        01/01/2006 b               554,260
--------------------------------------------------------------------------------------------------------------------
    245,000 NYS UDC (Correctional Facilities)        5.250      01/01/2021 s      01/01/2004 b               253,820
--------------------------------------------------------------------------------------------------------------------
  2,860,000 NYS UDC (Correctional Facilities)        5.375      01/01/2015        01/01/2008 b             3,099,268
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS UDC (Correctional Facilities)        5.375      01/01/2023        01/01/2004 b                10,423
--------------------------------------------------------------------------------------------------------------------
    100,000 NYS UDC (Correctional Facilities)        5.500      01/01/2016 s      01/01/2004 b               103,694
--------------------------------------------------------------------------------------------------------------------
    130,000 NYS UDC (Correctional Facilities)        5.500      01/01/2016 s      01/01/2004 b               134,802
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS UDC (Correctional Facilities)        5.500      01/01/2016 s      01/01/2006 b                57,088
--------------------------------------------------------------------------------------------------------------------
     55,000 NYS UDC (Correctional Facilities)        5.500      01/01/2025        01/01/2005 a                59,649
--------------------------------------------------------------------------------------------------------------------
 10,000,000 NYS UDC (Correctional Facilities)        5.625      01/01/2017        01/01/2006 a            11,230,000
--------------------------------------------------------------------------------------------------------------------
     10,000 NYS UDC (Correctional Facilities)        5.700      01/01/2016        01/01/2007 b                11,192
--------------------------------------------------------------------------------------------------------------------
     25,000 NYS UDC (Correctional Facilities)        5.875      04/01/2007        04/01/2004 b                26,428
--------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS UDC (Correctional Facilities)        5.875      01/01/2019        01/01/2009 a             5,944,500
--------------------------------------------------------------------------------------------------------------------
  5,000,000 NYS UDC (Personal Income Tax)            5.500      03/15/2021        03/15/2013 b             5,604,600
--------------------------------------------------------------------------------------------------------------------
    895,000 NYS UDC (Senior Lien)                    5.375      07/01/2022        07/01/2006 b               969,598
--------------------------------------------------------------------------------------------------------------------
 11,900,000 NYS UDC (Senior Lien)                    5.500      07/01/2016 s      07/01/2006 b            13,193,292
--------------------------------------------------------------------------------------------------------------------
    130,000 NYS UDC (South Mall) CAB                 0.000 z    01/01/2005        06/24/2004 c               122,326
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS UDC (South Mall) CAB                 0.000 z    01/01/2005        06/24/2004 c                47,095
--------------------------------------------------------------------------------------------------------------------
106,185,000 NYS UDC (South Mall) CAB                 0.000 z    01/01/2011        04/08/2008 c            73,408,876
--------------------------------------------------------------------------------------------------------------------
  1,020,000 NYS UDC (South Mall) CAB                 0.000 z    01/01/2011        04/08/2008 c               708,472
--------------------------------------------------------------------------------------------------------------------
    895,000 NYS UDC (South Mall) CAB                 0.000 z    01/01/2011        04/08/2008 c               618,740
--------------------------------------------------------------------------------------------------------------------
      5,000 NYS UDC (Subordinated Lien)              5.500      07/01/2016        07/01/2008 b                 5,513
--------------------------------------------------------------------------------------------------------------------
  6,100,000 NYS UDC (Subordinated Lien)              5.500      07/01/2022 s      07/01/2008 b             6,528,342
--------------------------------------------------------------------------------------------------------------------
  6,630,000 NYS UDC (Subordinated Lien)              5.600      07/01/2026 s      07/01/2008 b             7,101,327
--------------------------------------------------------------------------------------------------------------------
     50,000 NYS UDC (Syracuse University)            5.500      01/01/2014        01/01/2004 b                51,152
--------------------------------------------------------------------------------------------------------------------
    155,000 NYS UDC, Series A                        5.500      04/01/2016 s      04/01/2006 b               170,733
--------------------------------------------------------------------------------------------------------------------
     15,000 NYS UDC, Series A                        5.500      04/01/2019        04/01/2006 b                16,523
--------------------------------------------------------------------------------------------------------------------
  1,395,000 Oneida County IDA (Bonide Products)      5.750      11/01/2007        12/09/2005 c             1,362,943
--------------------------------------------------------------------------------------------------------------------
  2,285,000 Oneida County IDA (Faxton Hospital)      6.625      01/01/2015 s      01/01/2010 b             2,697,054
--------------------------------------------------------------------------------------------------------------------
    600,000 Oneida County IDA (Presbyterian Home)    6.100      06/01/2020        06/01/2010 b               655,722
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Oneida County IDA (Presbyterian Home)    6.250      06/01/2015        06/01/2010 b             1,135,580
--------------------------------------------------------------------------------------------------------------------
  3,895,000 Oneida Healthcare Corp.                  5.500      02/01/2016 s      02/01/2013 b             4,242,668
--------------------------------------------------------------------------------------------------------------------
  1,150,000 Oneida-Herkimer SWMA                     6.600      04/01/2004        10/01/2003 b             1,177,761
--------------------------------------------------------------------------------------------------------------------
    155,000 Oneida-Herkimer SWMA                     6.750      04/01/2014 s      04/01/2005 b               156,965
--------------------------------------------------------------------------------------------------------------------
     15,000 Oneonta Hsg. Devel. Corp.                5.450      07/01/2022 s      01/01/2006 b                15,080
--------------------------------------------------------------------------------------------------------------------
    150,000 Onondaga County IDA (Coltec Industries)  7.250      06/01/2008 s      12/01/2003 b               152,828
--------------------------------------------------------------------------------------------------------------------
    365,000 Onondaga County IDA (Coltec Industries)  9.875      10/01/2010        10/01/2003 b               381,279
--------------------------------------------------------------------------------------------------------------------
  2,605,000 Onondaga County IDA (Le Moyne College)   5.000      12/01/2012        07/22/2010 c             2,800,297
--------------------------------------------------------------------------------------------------------------------
    510,000 Onondaga County IDA (Le Moyne College)   5.500      03/01/2014        03/01/2009 g               541,513
--------------------------------------------------------------------------------------------------------------------
  7,685,000 Onondaga County Res Rec                  6.875      05/01/2006        05/17/2005 c             6,919,574
--------------------------------------------------------------------------------------------------------------------
 15,035,000 Onondaga County Res Rec                  7.000      05/01/2015        10/17/2011 c            13,110,821
--------------------------------------------------------------------------------------------------------------------
    210,000 Orange County IDA (Glen Arden)           5.350      01/01/2007        01/01/2007                 214,496
--------------------------------------------------------------------------------------------------------------------
    230,000 Orange County IDA (Glen Arden)           5.400      01/01/2008        01/01/2008                 234,411
--------------------------------------------------------------------------------------------------------------------
    295,000 Orange County IDA
            (Kingston Manufacturing) i               7.250      11/01/2003        11/01/2003                 293,670

         32 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    40,000 Orange County IDA (Mental Health)        6.000%     05/01/2008        05/01/2006 b           $    44,137
--------------------------------------------------------------------------------------------------------------------
     60,000 Orange County IDA (Mental Health)        6.125      05/01/2016 s      05/01/2008 b                63,746
--------------------------------------------------------------------------------------------------------------------
  5,065,000 Orange County IDA (St. Luke's
            Cornwall Hospital Obligated Group)       6.000      12/01/2016 s      12/01/2011 b             5,689,666
--------------------------------------------------------------------------------------------------------------------
  1,920,000 Orange County IDA (St. Luke's
            Cornwall Hospital Obligated Group)       6.000      12/01/2016 s      12/01/2011 b             2,156,794
--------------------------------------------------------------------------------------------------------------------
  1,180,000 Oswego County Res Rec                    6.500      06/01/2004        05/31/2004 c             1,227,896
--------------------------------------------------------------------------------------------------------------------
  1,350,000 Otsego County IDA (Hartwick College)     6.000      07/01/2013        07/01/2012 b             1,506,479
--------------------------------------------------------------------------------------------------------------------
  1,435,000 Otsego County IDA (Hartwick College)     6.000      07/01/2014        07/01/2012 b             1,583,393
--------------------------------------------------------------------------------------------------------------------
  1,520,000 Otsego County IDA (Hartwick College)     6.000      07/01/2015        07/01/2012 b             1,660,190
--------------------------------------------------------------------------------------------------------------------
  1,610,000 Otsego County IDA (Hartwick College)     6.000      07/01/2016        07/01/2012 b             1,746,206
--------------------------------------------------------------------------------------------------------------------
     50,000 Philadelphia, NY GO                      7.500      12/15/2009        12/15/2009                  63,453
--------------------------------------------------------------------------------------------------------------------
 21,985,000 Port Authority NY/NJ (Delta AirLines)    6.950      06/01/2008        06/01/2004 b            22,165,497
--------------------------------------------------------------------------------------------------------------------
 52,305,000 Port Authority NY/NJ
            (JFK International Air Terminal)         5.750      12/01/2022 s      12/01/2007 b            56,439,187
--------------------------------------------------------------------------------------------------------------------
  7,655,000 Port Authority NY/NJ
            (JFK International Air Terminal)         5.750      12/01/2025 s      12/01/2007 b             8,310,574
--------------------------------------------------------------------------------------------------------------------
 28,990,000 Port Authority NY/NJ
            (JFK International Air Terminal)         5.900      12/01/2017 s      12/01/2007 b            32,369,364
--------------------------------------------------------------------------------------------------------------------
  5,955,000 Port Authority NY/NJ
            (JFK International Air Terminal)         6.250      12/01/2010        12/01/2010               7,011,655
--------------------------------------------------------------------------------------------------------------------
 13,275,000 Port Authority NY/NJ (KIAC)              6.750      10/01/2011        10/01/2006 b            13,976,053
--------------------------------------------------------------------------------------------------------------------
 18,685,000 Port Authority NY/NJ (KIAC)              6.750      10/01/2019 s      10/01/2008 b            19,297,681
--------------------------------------------------------------------------------------------------------------------
 15,100,000 Port Authority NY/NJ (KIAC)              7.000      10/01/2007        10/20/2005 c            15,953,754
--------------------------------------------------------------------------------------------------------------------
     15,000 Port Authority NY/NJ, 100th Series       5.750      12/15/2015        06/15/2005 b                16,224
--------------------------------------------------------------------------------------------------------------------
     25,000 Port Authority NY/NJ, 100th Series       5.750      12/15/2020        06/15/2005 b                27,040
--------------------------------------------------------------------------------------------------------------------
    200,000 Port Authority NY/NJ, 101st Series       5.750      09/15/2015        09/15/2005 b               215,630
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Port Authority NY/NJ, 104th Series       5.200      07/15/2017        01/15/2006 b             1,076,110
--------------------------------------------------------------------------------------------------------------------
  2,000,000 Port Authority NY/NJ, 105th Series       6.250      09/01/2006        03/01/2006               2,242,400
--------------------------------------------------------------------------------------------------------------------
  3,425,000 Port Authority NY/NJ, 107th Series       5.250      10/15/2012        10/15/2006 b             3,621,664
--------------------------------------------------------------------------------------------------------------------
    225,000 Port Authority NY/NJ, 111th Series       5.000      10/01/2022 s      10/01/2007 b               232,304
--------------------------------------------------------------------------------------------------------------------
     15,000 Port Authority NY/NJ, 119th Series       5.500      09/15/2019        09/15/2006 b                16,147
--------------------------------------------------------------------------------------------------------------------
     55,000 Port Authority NY/NJ, 87th Series        5.250      07/15/2015        07/15/2003 b                55,647
--------------------------------------------------------------------------------------------------------------------
     25,000 Port Authority NY/NJ, 87th Series        5.250      07/15/2016        07/15/2003 b                25,294
--------------------------------------------------------------------------------------------------------------------
     60,000 Port Authority NY/NJ, 87th Series        5.250      07/15/2021        07/15/2003 b                60,706
--------------------------------------------------------------------------------------------------------------------
     50,000 Port Authority NY/NJ, 87th Series        5.250      07/15/2021        07/15/2003 b                50,589
--------------------------------------------------------------------------------------------------------------------
     55,000 Port Authority NY/NJ, 89th Series        5.125      10/01/2021        10/01/2003 b                55,975
--------------------------------------------------------------------------------------------------------------------
     75,000 Port Authority NY/NJ, 91st Series        5.200      11/15/2020        11/15/2003 b                76,043
--------------------------------------------------------------------------------------------------------------------
     50,000 Port Authority NY/NJ, 92nd Series        5.625      07/15/2021        01/15/2004 b                51,454
--------------------------------------------------------------------------------------------------------------------
    200,000 Port Authority NY/NJ, 94th Series        6.000      12/01/2015        12/01/2004 b               213,564
--------------------------------------------------------------------------------------------------------------------
     10,000 Port Authority NY/NJ, 95th Series        5.700      07/15/2007        07/15/2004 b                10,439
--------------------------------------------------------------------------------------------------------------------
     10,000 Port Authority NY/NJ, 95th Series        6.000      07/15/2015        07/16/2006 b                10,477
--------------------------------------------------------------------------------------------------------------------
      5,000 Port Authority NY/NJ, 95th Series        6.125      07/15/2022        07/15/2004 b                 5,245
--------------------------------------------------------------------------------------------------------------------
    240,000 Port Authority NY/NJ, 95th Series        6.125      07/15/2029 s      07/15/2004 b               251,633
--------------------------------------------------------------------------------------------------------------------
  3,300,000 Port Authority NY/NJ, 96th Series        6.600      10/01/2023 s      10/01/2004 b             3,504,468
--------------------------------------------------------------------------------------------------------------------
     10,000 Port Authority NY/NJ, 97th Series        6.500      07/15/2019        01/15/2005 b                10,677


         33 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    10,000 Port Authority NY/NJ, 98th Series        5.000%     10/01/2014        10/01/2003 b           $    10,176
--------------------------------------------------------------------------------------------------------------------
    500,000 Port Chester CDC (Section 8 Hsg.),
            Series A                                 5.500      08/01/2017 s      08/01/2013 b               525,375
--------------------------------------------------------------------------------------------------------------------
     45,000 Port Chester IDA (Nadel Industries)      6.750      02/01/2006        02/01/2006 b                48,260
--------------------------------------------------------------------------------------------------------------------
     25,000 Port Chester IDA (Nadel Industries)      7.000      02/01/2016        02/01/2008 a                29,060
--------------------------------------------------------------------------------------------------------------------
  1,720,000 Poughkeepsie IDA
            (Eastman & Bixby Redevelopment Corp.)    5.900      08/01/2020        07/29/2009 g             1,863,878
--------------------------------------------------------------------------------------------------------------------
    870,000 Putnam County IDA (Brewster Plastics)    7.375      12/01/2008        08/13/2006 c               879,361
--------------------------------------------------------------------------------------------------------------------
  1,760,000 Rensselaer County Tobacco Asset
            Securitization Corp.                     5.200      06/01/2025        12/22/2008 c             1,542,851
--------------------------------------------------------------------------------------------------------------------
    135,000 Rensselaer Hsg. Authority (Renwyck)      7.650      01/01/2011        01/01/2004 b               139,319
--------------------------------------------------------------------------------------------------------------------
    395,000 Rensselaer Municipal Leasing Corp.
            (Rensselaer County Nursing Home)         6.250      06/01/2004        05/31/2004 c               396,375
--------------------------------------------------------------------------------------------------------------------
     60,000 Rensselaer Municipal Leasing Corp.
            (Rensselaer County Nursing Home)         6.900      06/01/2024        06/01/2006 b                61,643
--------------------------------------------------------------------------------------------------------------------
  1,700,000 Riverhead HDC (Riverpointe Apartments)   5.850      08/01/2010        10/12/2008 g             1,739,134
--------------------------------------------------------------------------------------------------------------------
  1,045,000 Rochester Hsg. Authority
            (Crossroads Apartments)                  7.300      07/01/2005        10/07/2004 c             1,056,182
--------------------------------------------------------------------------------------------------------------------
  6,000,000 Rochester Hsg. Authority
            (Crossroads Apartments)                  7.700      01/01/2017 s      12/01/2005 b             6,060,000
--------------------------------------------------------------------------------------------------------------------
    515,000 Rochester Hsg. Authority
            (Stonewood Village)                      5.900      09/01/2009        12/16/2005 g               515,052
--------------------------------------------------------------------------------------------------------------------
 11,200,000 Rockland County Tobacco Asset
            Securitization Corp.                     5.500      08/15/2025        06/12/2012 c             9,870,672
--------------------------------------------------------------------------------------------------------------------
    270,000 Rockland Gardens Hsg. Corp.             10.500      05/01/2011        11/01/2003 b               273,812
--------------------------------------------------------------------------------------------------------------------
     50,000 Rome GO                                  6.900      12/15/2007        12/15/2003 b                52,349
--------------------------------------------------------------------------------------------------------------------
    270,000 Rome Hsg. Corp.                          7.000      01/01/2026 s      01/01/2004 b               273,102
--------------------------------------------------------------------------------------------------------------------
    225,000 Roxbury CSD GO                           6.400      06/15/2010        06/15/2005 b               242,334
--------------------------------------------------------------------------------------------------------------------
    235,000 Roxbury CSD GO                           6.400      06/15/2011        06/15/2005 b               252,005
--------------------------------------------------------------------------------------------------------------------
  1,010,000 Saratoga County IDA (Saratoga Sheraton)  6.750      12/31/2007        08/17/2005 c               999,789
--------------------------------------------------------------------------------------------------------------------
  4,918,000 Schenectady GO i                         4.900      12/30/2003        12/30/2003               4,915,738
--------------------------------------------------------------------------------------------------------------------
  9,500,000 Schenectady GO i                         4.900      12/30/2003        12/30/2003               9,495,630
--------------------------------------------------------------------------------------------------------------------
    220,000 Schuyler County IDA (Cargill)            7.900      04/01/2007        09/01/2003 b               225,984
--------------------------------------------------------------------------------------------------------------------
     25,000 Scotia GO                                6.100      01/15/2012        07/15/2003 b                26,067
--------------------------------------------------------------------------------------------------------------------
     20,000 SONYMA Series 37-A                       5.750      04/01/2005        06/06/2004 b                21,066
--------------------------------------------------------------------------------------------------------------------
  8,745,000 SONYMA, Series 24                        6.050      04/01/2020 s      07/01/2010 b             9,280,806
--------------------------------------------------------------------------------------------------------------------
     30,000 SONYMA, Series 27                        5.650      04/01/2015 s      10/01/2005 b                30,706
--------------------------------------------------------------------------------------------------------------------
  3,600,000 SONYMA, Series 27                        5.800      10/01/2020 s      04/01/2010 b             3,864,024
--------------------------------------------------------------------------------------------------------------------
    130,000 SONYMA, Series 27                        5.875      04/01/2030 s      04/01/2010 b               138,509
--------------------------------------------------------------------------------------------------------------------
  8,125,000 SONYMA, Series 29                        5.400      10/01/2022 s      10/01/2010 b             8,495,906
--------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 29-A                      6.100      10/01/2015        04/01/2006 b                53,051
--------------------------------------------------------------------------------------------------------------------
  5,535,000 SONYMA, Series 29-C                      5.600      04/01/2015 s      03/01/2006 b             5,692,360
--------------------------------------------------------------------------------------------------------------------
    175,000 SONYMA, Series 29-C                      5.650      04/01/2015        10/01/2003 b               179,142
--------------------------------------------------------------------------------------------------------------------
     90,000 SONYMA, Series 30-C                      5.500      04/01/2019 s      10/01/2003 b                91,805
--------------------------------------------------------------------------------------------------------------------
    140,000 SONYMA, Series 30-C                      5.850      10/01/2025 s      10/01/2005 b               143,091
--------------------------------------------------------------------------------------------------------------------
     25,000 SONYMA, Series 30-C1                     5.850      10/01/2025        10/01/2003 b                25,559
--------------------------------------------------------------------------------------------------------------------
     65,000 SONYMA, Series 30-C2                     5.800      10/01/2025        02/01/2006 b                66,560
--------------------------------------------------------------------------------------------------------------------





         34 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    25,000 SONYMA, Series 33                        5.400%     10/01/2017        03/01/2004 b           $    25,772
--------------------------------------------------------------------------------------------------------------------
     10,000 SONYMA, Series 34                        5.550      09/30/2025 s      03/01/2006 b                10,189
--------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 39                        5.750      10/01/2010 s      04/01/2006 b               103,480
--------------------------------------------------------------------------------------------------------------------
    260,000 SONYMA, Series 39                        6.000      10/01/2017 s      04/01/2006 b               268,284
--------------------------------------------------------------------------------------------------------------------
    210,000 SONYMA, Series 40B                       6.400      10/01/2012 s      08/01/2004 b               217,062
--------------------------------------------------------------------------------------------------------------------
     45,000 SONYMA, Series 41-A                      6.050      10/01/2007        06/01/2004 b                47,083
--------------------------------------------------------------------------------------------------------------------
    125,000 SONYMA, Series 41-B                      6.250      10/01/2014 s      08/01/2006 b               129,961
--------------------------------------------------------------------------------------------------------------------
     20,000 SONYMA, Series 43                        6.100      04/01/2009        09/01/2004 b                20,978
--------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 48                        6.000      04/01/2013        06/29/2007 b                52,490
--------------------------------------------------------------------------------------------------------------------
     20,000 SONYMA, Series 48                        6.000      04/01/2013 s      06/29/2007 b                20,996
--------------------------------------------------------------------------------------------------------------------
    115,000 SONYMA, Series 48                        6.050      04/01/2017 s      06/29/2007 b               120,360
--------------------------------------------------------------------------------------------------------------------
    190,000 SONYMA, Series 48                        6.100      04/01/2025 s      06/29/2007 b               198,263
--------------------------------------------------------------------------------------------------------------------
    120,000 SONYMA, Series 48                        6.100      04/01/2025 s      06/29/2007 b               125,219
--------------------------------------------------------------------------------------------------------------------
    250,000 SONYMA, Series 49                        5.800      10/01/2013        06/29/2005 b               262,508
--------------------------------------------------------------------------------------------------------------------
    510,000 SONYMA, Series 50                        6.250      04/01/2010        09/13/2007 b               527,024
--------------------------------------------------------------------------------------------------------------------
     95,000 SONYMA, Series 51                        6.400      10/01/2017 s      09/13/2007 b                98,870
--------------------------------------------------------------------------------------------------------------------
  2,360,000 SONYMA, Series 52                        6.100      04/01/2026 s      01/04/2008 b             2,474,342
--------------------------------------------------------------------------------------------------------------------
     35,000 SONYMA, Series 52                        6.100      04/01/2026 s      01/04/2006 b                36,747
--------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 53                        5.750      10/01/2011 s      01/04/2008 b                53,140
--------------------------------------------------------------------------------------------------------------------
     15,000 SONYMA, Series 53                        5.900      10/01/2017        01/04/2006 b                15,845
--------------------------------------------------------------------------------------------------------------------
    365,000 SONYMA, Series 54                        6.100      10/01/2015        04/01/2006 b               387,269
--------------------------------------------------------------------------------------------------------------------
     35,000 SONYMA, Series 54                        6.200      10/01/2026 s      04/01/2008 b                37,770
--------------------------------------------------------------------------------------------------------------------
     25,000 SONYMA, Series 54                        6.200      10/01/2026 s      04/01/2008 b                26,979
--------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 55                        5.950      10/01/2017 s      04/01/2006 b                53,601
--------------------------------------------------------------------------------------------------------------------
     65,000 SONYMA, Series 56                        5.875      10/01/2019 s      07/01/2008 b                65,627
--------------------------------------------------------------------------------------------------------------------
     75,000 SONYMA, Series 60                        6.000      10/01/2022 s      01/01/2009 b                79,465
--------------------------------------------------------------------------------------------------------------------
  3,015,000 SONYMA, Series 60                        6.050      04/01/2026        01/01/2009 b             3,187,850
--------------------------------------------------------------------------------------------------------------------
    115,000 SONYMA, Series 63                        6.000      04/01/2017 s      04/01/2009 b               122,668
--------------------------------------------------------------------------------------------------------------------
     10,000 SONYMA, Series 64                        5.800      10/01/2017        04/01/2007 b                10,699
--------------------------------------------------------------------------------------------------------------------
     50,000 SONYMA, Series 64                        5.900      10/01/2027 s      04/01/2009 b                52,937
--------------------------------------------------------------------------------------------------------------------
      5,000 SONYMA, Series 66                        5.600      10/01/2017        07/01/2007 b                 5,332
--------------------------------------------------------------------------------------------------------------------
    100,000 SONYMA, Series 67                        5.600      10/01/2014 s      09/01/2009 b               106,164
--------------------------------------------------------------------------------------------------------------------
  1,040,000 SONYMA, Series 67                        5.700      10/01/2017 s      09/01/2007 b             1,115,452
--------------------------------------------------------------------------------------------------------------------
    185,000 SONYMA, Series 67                        5.800      10/01/2028 s      09/01/2009 b               199,500
--------------------------------------------------------------------------------------------------------------------
    570,000 SONYMA, Series 70                        5.375      10/01/2017 s      03/01/2010 b               601,424
--------------------------------------------------------------------------------------------------------------------
    325,000 SONYMA, Series 73-B                      5.450      10/01/2024 s      09/30/2009 b               340,438
--------------------------------------------------------------------------------------------------------------------
      5,000 SONYMA, Series 73-B                      5.850      10/01/2018        09/30/2009 b                 5,359
--------------------------------------------------------------------------------------------------------------------
  1,025,000 SONYMA, Series 78-B                      5.900      10/01/2015        11/23/2009 b             1,125,501
--------------------------------------------------------------------------------------------------------------------
    140,000 SONYMA, Series 80                        5.100      10/01/2017 s      03/01/2009 b               147,809
--------------------------------------------------------------------------------------------------------------------
  5,000,000 SONYMA, Series 82                        5.550      10/01/2019 s      10/01/2009 b             5,269,050
--------------------------------------------------------------------------------------------------------------------
 25,000,000 SONYMA, Series 83                        5.450      04/01/2018 s      10/01/2009 b            26,581,000
--------------------------------------------------------------------------------------------------------------------
     45,000 SONYMA, Series 83                        5.550      10/01/2027        10/01/2009 b                47,200
--------------------------------------------------------------------------------------------------------------------
    120,000 SONYMA, Series 84                        5.900      04/01/2022 s      09/01/2009 b               129,127
--------------------------------------------------------------------------------------------------------------------
  8,530,000 SONYMA, Series 84                        5.950      04/01/2030 s      09/01/2009 b             9,033,782
--------------------------------------------------------------------------------------------------------------------
  1,755,000 SONYMA, Series 86                        5.950      10/01/2020 s      09/01/2009 b             1,921,181





        35  |  LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$    35,000 SONYMA, Series 88                        6.250%     04/01/2030        11/01/2009 b           $    37,891
--------------------------------------------------------------------------------------------------------------------
  2,290,000 SONYMA, Series 90                        5.750      10/01/2021        10/01/2004 c             2,345,120
--------------------------------------------------------------------------------------------------------------------
 19,980,000 SONYMA, Series 94                        5.900      10/01/2030 s      04/01/2010 b            21,197,781
--------------------------------------------------------------------------------------------------------------------
  2,000,000 SONYMA, Series 95                        5.500      10/01/2017 s      04/01/2010 b             2,153,180
--------------------------------------------------------------------------------------------------------------------
  6,100,000 SONYMA, Series 97                        5.400      10/01/2021 s      04/01/2011 b             6,418,786
--------------------------------------------------------------------------------------------------------------------
     90,000 Springville HDC (Springbrook)            5.950      01/01/2010        06/04/2007 g                93,128
--------------------------------------------------------------------------------------------------------------------
    940,000 St. Casimer's EHC                        7.375      09/01/2010 s      09/01/2003 b               953,865
--------------------------------------------------------------------------------------------------------------------
    620,000 St. Lawrence IDA (PACES)                 5.875      06/30/2007        01/27/2006 c               611,153
--------------------------------------------------------------------------------------------------------------------
     35,000 Suffolk County GO                        5.000      10/15/2020        10/15/2005 b                36,015
--------------------------------------------------------------------------------------------------------------------
    660,000 Suffolk County IDA (ACLD)                5.750      03/01/2006        03/12/2005 c               645,407
--------------------------------------------------------------------------------------------------------------------
    940,000 Suffolk County IDA (ALIA--CCDRCA)        7.000      06/01/2016        04/17/2010 g               976,237
--------------------------------------------------------------------------------------------------------------------
  1,135,000 Suffolk County IDA (ALIA--FREE)          7.000      06/01/2016        05/06/2011 c             1,178,754
--------------------------------------------------------------------------------------------------------------------
    535,000 Suffolk County IDA (ALIA--WORCA)         7.000      06/01/2016        05/01/2011 c               555,624
--------------------------------------------------------------------------------------------------------------------
     25,000 Suffolk County IDA (Dowling College)     6.400      12/01/2005        12/01/2005                  25,704
--------------------------------------------------------------------------------------------------------------------
    240,000 Suffolk County IDA (Dowling College)     6.500      12/01/2006        12/01/2006                 246,286
--------------------------------------------------------------------------------------------------------------------
     50,000 Suffolk County IDA (Dowling College)     6.625      06/01/2024        12/29/2016 c                49,884
--------------------------------------------------------------------------------------------------------------------
  1,595,000 Suffolk County IDA
            (Huntington First Aid Squad)             6.025      11/01/2008        07/03/2006 c             1,617,793
--------------------------------------------------------------------------------------------------------------------
    290,000 Suffolk County IDA
            (Mattituck-Laurel Library)               6.000      09/01/2019 s      09/01/2010 b               338,407
--------------------------------------------------------------------------------------------------------------------
    165,000 Suffolk County IDA
            (Peconic Landing Retirement Home)        7.000      10/01/2030        10/01/2005 b               165,416
--------------------------------------------------------------------------------------------------------------------
    360,000 Suffolk County IDA
            (Rimland Facilities) i                   3.188 v    12/01/2004        06/11/2004 c               359,424
--------------------------------------------------------------------------------------------------------------------
    165,000 Suffolk County Water Authority           5.000      06/01/2017        06/01/2005 b               168,684
--------------------------------------------------------------------------------------------------------------------
    100,000 Suffolk County Water Authority           5.750      06/01/2010        12/01/2003 b               102,554
--------------------------------------------------------------------------------------------------------------------
     30,000 Sullivan County GO                       5.100      03/15/2011        03/15/2004 b                30,992
--------------------------------------------------------------------------------------------------------------------
  2,040,000 Sunnybrook EHC                          11.250      12/01/2014 s      10/01/2003 b             2,150,588
--------------------------------------------------------------------------------------------------------------------
     40,000 Syracuse GO, Series A                    6.000      02/01/2014 s      02/01/2004 b                41,986
--------------------------------------------------------------------------------------------------------------------
     75,000 Syracuse GO, Series B                    6.000      02/01/2009        02/01/2004 b                78,452
--------------------------------------------------------------------------------------------------------------------
  2,470,000 Syracuse IDA
            (Crouse Irving Health Hospital) i        5.125      01/01/2009        08/26/2006 c             1,295,466
--------------------------------------------------------------------------------------------------------------------
    185,000 Syracuse IDA
            (One Center Armory Garage)               6.750      12/01/2017        12/01/2004 b               189,708
--------------------------------------------------------------------------------------------------------------------
  1,025,000 Syracuse SCHC
            (East Hill Village Apartments)           6.125      11/01/2010        08/23/2007 c             1,020,418
--------------------------------------------------------------------------------------------------------------------
  1,430,000 Tompkins County IDA (Kendal at Ithaca)   7.700      06/01/2011        12/01/2003 b             1,493,792
--------------------------------------------------------------------------------------------------------------------
    245,000 Tompkins County IDA (Kendal at Ithaca)   7.875      06/01/2015 s      06/01/2005 b               255,929
--------------------------------------------------------------------------------------------------------------------
  4,035,000 Tompkins County IDA (Kendal at Ithaca)   7.875      06/01/2024 s      12/01/2003 b             4,215,001
--------------------------------------------------------------------------------------------------------------------
    290,000 Tompkins Healthcare Corp.
            (Reconstruction Home)                   10.800      02/01/2028 s      02/01/2005 b               336,151
--------------------------------------------------------------------------------------------------------------------
  2,935,000 Tonawanda HDC (Tonawanda Towers)         6.150      10/01/2011        08/26/2007 g             3,062,849
--------------------------------------------------------------------------------------------------------------------
    700,000 TSASC, Inc. (TFABs)                      5.000      07/15/2008        07/15/2003 e               705,754
--------------------------------------------------------------------------------------------------------------------
    500,000 TSASC, Inc. (TFABs)                      5.125      07/15/2009        07/15/2004 e               499,885
--------------------------------------------------------------------------------------------------------------------
  2,325,000 TSASC, Inc. (TFABs)                      5.250      07/15/2011        07/15/2005 e             2,317,095
--------------------------------------------------------------------------------------------------------------------
    150,000 TSASC, Inc. (TFABs)                      5.375      07/15/2011        07/15/2006 e               150,267
--------------------------------------------------------------------------------------------------------------------
  2,440,000 TSASC, Inc. (TFABs)                      5.375      07/15/2012        07/15/2006 e             2,446,856





         36 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$ 2,825,000 TSASC, Inc. (TFABs)                      5.500%     07/15/2013        07/15/2007 e           $ 2,836,159
--------------------------------------------------------------------------------------------------------------------
 50,425,000 TSASC, Inc. (TFABs)                      5.500      07/15/2024        10/22/2011 c            45,723,373
--------------------------------------------------------------------------------------------------------------------
  2,800,000 TSASC, Inc. (TFABs)                      5.700      07/15/2014        07/15/2009 e             2,775,528
--------------------------------------------------------------------------------------------------------------------
  1,645,000 TSASC, Inc. (TFABs)                      5.875      07/15/2016        07/15/2010 e             1,619,091
--------------------------------------------------------------------------------------------------------------------
  3,500,000 TSASC, Inc. (TFABs)                      5.900      07/15/2017        07/15/2011 e             3,428,040
--------------------------------------------------------------------------------------------------------------------
    575,000 TSASC, Inc. (TFABs)                      6.000      07/15/2018        07/15/2011 e               568,261
--------------------------------------------------------------------------------------------------------------------
  2,070,000 TSASC, Inc. (TFABs)                      6.000      07/15/2018        07/15/2012 e             2,065,881
--------------------------------------------------------------------------------------------------------------------
  4,425,000 TSASC, Inc. (TFABs)                      6.000      07/15/2019        07/15/2012 e             4,371,059
--------------------------------------------------------------------------------------------------------------------
  4,420,000 TSASC, Inc. (TFABs)                      6.000      07/15/2019        07/15/2013 e             4,366,120
--------------------------------------------------------------------------------------------------------------------
  4,895,000 TSASC, Inc. (TFABs)                      6.000      07/15/2020        07/15/2013 e             4,782,660
--------------------------------------------------------------------------------------------------------------------
  2,115,000 TSASC, Inc. (TFABs)                      6.000      07/15/2020        07/15/2014 e             2,066,461
--------------------------------------------------------------------------------------------------------------------
  2,030,000 TSASC, Inc. (TFABs)                      6.000      07/15/2021        07/15/2014 e             1,962,706
--------------------------------------------------------------------------------------------------------------------
 45,940,000 TSASC, Inc. (TFABs)                      6.250      07/15/2027        07/15/2019 e            43,954,933
--------------------------------------------------------------------------------------------------------------------
 17,960,000 TSASC, Inc. (TFABs)                      6.250      07/15/2034 s      07/15/2024 e            17,176,944
--------------------------------------------------------------------------------------------------------------------
 63,445,000 TSASC, Inc. (TFABs)                      6.375      07/15/2039 s      07/15/2029 e            61,648,872
--------------------------------------------------------------------------------------------------------------------
     85,000 Tupper Lake HDC                          8.125      10/01/2010        10/01/2003 b                86,052
--------------------------------------------------------------------------------------------------------------------
    690,000 Ulster County IDA
            (Benedictine Hospital)                   6.050      06/01/2005        12/05/2004 c               688,234
--------------------------------------------------------------------------------------------------------------------
    880,000 Ulster County Tobacco Asset
            Securitization Corp.                     6.000      06/01/2040        06/01/2031 c               792,669
--------------------------------------------------------------------------------------------------------------------
 10,235,000 Ulster County Tobacco Asset
            Securitization Corp.                     6.750      06/01/2030 s      06/01/2012 b            10,249,124
--------------------------------------------------------------------------------------------------------------------
    280,000 Union Hsg. Authority (Methodist Homes)   6.800      11/01/2004        11/01/2003 b               281,873
--------------------------------------------------------------------------------------------------------------------
  2,050,000 United Nations Devel. Corp., Series B    5.300      07/01/2010        01/01/2004 b             2,053,506
--------------------------------------------------------------------------------------------------------------------
     25,000 United Nations Devel. Corp., Series B    5.300      07/01/2011        01/01/2004 b                25,037
--------------------------------------------------------------------------------------------------------------------
    350,000 United Nations Devel. Corp., Series C    5.500      07/01/2017 s      01/01/2004 b               358,820
--------------------------------------------------------------------------------------------------------------------
     15,000 Upper Mohawk Valley Regional
            Water Finance Authority                  5.125      10/01/2016        10/01/2007 b                16,376
--------------------------------------------------------------------------------------------------------------------
    295,000 Utica GO                                 6.200      01/15/2014        01/15/2010 b               335,763
--------------------------------------------------------------------------------------------------------------------
    320,000 Utica GO                                 6.250      01/15/2015        01/15/2010 b               364,179
--------------------------------------------------------------------------------------------------------------------
    315,000 Utica IDA (Utica College Civic Facility) 5.300      08/01/2008        06/29/2005 c               320,954
--------------------------------------------------------------------------------------------------------------------
  2,155,000 Utica IDA (Utica College Civic Facility) 6.375      12/01/2011        09/23/2008 c             2,182,821
--------------------------------------------------------------------------------------------------------------------
     75,000 Utica SCHC (Steinhorst Apartments)       6.500      04/15/2008        08/08/2005 g                79,541
--------------------------------------------------------------------------------------------------------------------
     30,000 Valley Health Development Corp.          6.750      05/20/2022        05/20/2010 b                34,390
--------------------------------------------------------------------------------------------------------------------
     50,000 Westchester County GO                    6.850      11/15/2014        11/15/2004 b                53,765
--------------------------------------------------------------------------------------------------------------------
    300,000 Westchester County IDA
            (Beth Abraham Hospital)                  7.250      12/01/2009        03/26/2007 c               310,893
--------------------------------------------------------------------------------------------------------------------
    170,000 Westchester County IDA (JDAM)            6.250      04/01/2005        10/06/2004 c               172,587
--------------------------------------------------------------------------------------------------------------------
     70,000 Westchester County IDA (JDAM)            6.500      04/01/2009 s      04/01/2006 b                71,964
--------------------------------------------------------------------------------------------------------------------
  1,130,000 Westchester County IDA (JDAM)            6.750      04/01/2016 s      04/01/2006 b             1,200,184
--------------------------------------------------------------------------------------------------------------------
  2,330,000 Westchester County IDA
            (Rippowam-Cisqua School)                 5.750      06/01/2029        10/21/2010 g             2,402,300
--------------------------------------------------------------------------------------------------------------------
    330,000 Westchester County IDA
            (Westchester Airport)                    5.950      08/01/2024 s      08/01/2003 b               334,455
--------------------------------------------------------------------------------------------------------------------
    100,000 Westchester County IDA (WRC)             5.500      07/01/2009        07/01/2008 b               106,446
--------------------------------------------------------------------------------------------------------------------
 18,000,000 Westchester County Tobacco Asset
            Securitization Corp.                     0.000 v    07/15/2039 s      07/15/2018 b            12,366,720





         37 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
New York Continued
$13,000,000 Westchester County Tobacco Asset
            Securitization Corp.                     6.750%     07/15/2029 s      07/15/2011 b        $   13,017,810
--------------------------------------------------------------------------------------------------------------------
    260,000 Yonkers IDA
            (Community Devel. Properties)            6.250      02/01/2016        11/12/2010 g               283,980
--------------------------------------------------------------------------------------------------------------------
  3,140,000 Yonkers IDA
            (Community Devel. Properties)            6.625      02/01/2026 s      02/01/2011 b             3,385,768
--------------------------------------------------------------------------------------------------------------------
  1,135,000 Yonkers IDA (Hudson Scenic Studio)       5.875      11/01/2007        12/14/2005 c             1,097,534
--------------------------------------------------------------------------------------------------------------------
    240,000 Yonkers IDA
            (Michael Malotz Skilled Nursing
            Pavilion)                                5.450      02/01/2029        02/01/2009 b               254,122
--------------------------------------------------------------------------------------------------------------------
    145,000 Yonkers IDA (Philipsburgh Hall
            Associates)                              6.750      11/01/2008        07/23/2006 c               146,077
--------------------------------------------------------------------------------------------------------------------
  2,750,000 Yonkers IDA (St. John's Riverside
            Hospital)                                6.800      07/01/2016        02/25/2010 g             2,792,460
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Yonkers IDA (St. Joseph's Hospital),
            Series 98-B                              5.900      03/01/2008        03/01/2006 c               932,920
                                                                                                      --------------

                                                                                                       2,809,424,585
--------------------------------------------------------------------------------------------------------------------
 Other States--1.8%
  3,000,000 FL Gateway Services Community
            Devel. District Special Assessment
            (Sun City Center)                        5.500      05/01/2010        07/20/2005 c             2,997,210
--------------------------------------------------------------------------------------------------------------------
  7,875,000 Humboldt County, NV Pollution Control
            (Idaho Power Company)                    8.300      12/01/2014        12/01/2003 b             8,331,592
--------------------------------------------------------------------------------------------------------------------
 20,715,000 Lake Charles, LA Harbor & Terminal
            District Port Facilities
            (Duke Energy Corp.)                      7.750      08/15/2022        08/15/2003 b            21,547,743
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Lawrenceburg, IN Pollution Control
            (Indiana Michigan Power Company)         7.000      04/01/2015        10/01/2003 b             1,012,120
--------------------------------------------------------------------------------------------------------------------
  1,700,000 McMinn County, TN IDB Pollution Control
            (Calhoun Newsprint)                      7.625      03/01/2016        03/01/2016               1,699,796
--------------------------------------------------------------------------------------------------------------------
    150,000 NH HE&H Facilities Authority
            (Elliot Hospital of Manchester)          6.250      10/01/2021 s      10/01/2003 b               151,499
--------------------------------------------------------------------------------------------------------------------
  2,000,000 NJ EDA (Jersey Central Power & Light)    7.100      07/01/2015        01/01/2004 b             2,103,400
--------------------------------------------------------------------------------------------------------------------
 22,215,000 NJ Tobacco Settlement Financing Corp.
            (TASC)                                   5.750      06/01/2032        06/15/2011 c            19,580,745
--------------------------------------------------------------------------------------------------------------------
  1,950,000 St. Charles Parish, LA
            (Louisiana Power & Light Company)        7.500      06/01/2021        12/01/2003 b             1,959,965
                                                                                                      --------------

                                                                                                          59,384,070
--------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--14.2%
    410,000 Guam Airport Authority, Series A         6.500      10/01/2023 s      10/01/2003 b               419,614
--------------------------------------------------------------------------------------------------------------------
 11,800,000 Guam Airport Authority, Series B         6.400      10/01/2005        10/01/2003 b            12,108,452
--------------------------------------------------------------------------------------------------------------------
 15,975,000 Guam Airport Authority, Series B         6.600      10/01/2010 s      10/01/2003 b            16,369,582
--------------------------------------------------------------------------------------------------------------------
 50,180,000 Guam Airport Authority, Series B         6.700      10/01/2023 s      10/01/2003 b            51,498,730
--------------------------------------------------------------------------------------------------------------------
    785,000 Guam EDA (TASC)                          5.000      05/15/2022        09/26/2005 c               770,752
--------------------------------------------------------------------------------------------------------------------
  1,950,000 Guam EDA (TASC)                          5.400      05/15/2031        07/14/2010 c             1,725,126
--------------------------------------------------------------------------------------------------------------------
  7,225,000 Guam GO, Series A                        5.375      11/15/2013        12/23/2011 c             7,184,829
--------------------------------------------------------------------------------------------------------------------
  3,630,000 Guam GO, Series A                        5.700      09/01/2003        09/01/2003               3,629,383
--------------------------------------------------------------------------------------------------------------------
  5,250,000 Guam GO, Series A                        5.750      09/01/2004        09/01/2004               5,247,480
--------------------------------------------------------------------------------------------------------------------
  7,530,000 Guam GO, Series A                        5.900      09/01/2005        09/01/2005               7,523,976
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Guam GO, Series A                        6.000      09/01/2006        09/01/2006                 998,900
--------------------------------------------------------------------------------------------------------------------
    580,000 Guam Power Authority, Series A           5.250      10/01/2013        10/01/2005 b               592,760


         38 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$    475,000 Guam Power Authority, Series A          5.250%     10/01/2023        10/01/2003 b          $    487,721
--------------------------------------------------------------------------------------------------------------------
      85,000 Northern Mariana Islands, Series A      6.000      06/01/2014 s      06/01/2010 b                93,968
--------------------------------------------------------------------------------------------------------------------
   3,000,000 Northern Mariana Islands, Series A      6.000      06/01/2020 s      06/01/2010 b             3,217,920
--------------------------------------------------------------------------------------------------------------------
 119,340,000 Puerto Rico Children's Trust
             Fund (TASC)                             5.375      05/15/2033        01/27/2012 c           108,244,960
--------------------------------------------------------------------------------------------------------------------
      25,000 Puerto Rico Children's Trust Fund
             (TASC)                                  5.750      07/01/2020        01/30/2008 c                28,053
--------------------------------------------------------------------------------------------------------------------
     740,000 Puerto Rico Children's Trust
             Fund (TASC)                             6.000      07/01/2026 s      07/01/2010 a               898,552
--------------------------------------------------------------------------------------------------------------------
     486,915 Puerto Rico Dept. of Corrections
             Furniture Lease i,u                     7.000      04/25/2004        01/26/2004 c               486,506
--------------------------------------------------------------------------------------------------------------------
      10,000 Puerto Rico Electric Power Authority,
             Series EE                               5.250      07/01/2014        07/01/2008 b                11,357
--------------------------------------------------------------------------------------------------------------------
      50,000 Puerto Rico Electric Power Authority,
             Series T                                5.500      07/01/2020 s      07/01/2004 b                52,278
--------------------------------------------------------------------------------------------------------------------
      25,000 Puerto Rico Electric Power Authority,
             Series T                                6.000      07/01/2016 s      07/01/2004 b                26,759
--------------------------------------------------------------------------------------------------------------------
      30,000 Puerto Rico Electric Power Authority,
             Series T                                6.000      07/01/2016 s      07/01/2004 b                32,111
--------------------------------------------------------------------------------------------------------------------
   1,990,000 Puerto Rico Electric Power Authority,
             Series U                                6.000      07/01/2014 s      07/01/2004 b             2,108,883
--------------------------------------------------------------------------------------------------------------------
      75,000 Puerto Rico Electric Power Authority,
             Series X                                5.500      07/01/2025 s      07/01/2005 b                77,658
--------------------------------------------------------------------------------------------------------------------
   1,880,000 Puerto Rico Electric Power Authority,
             Series Z                                5.250      07/01/2021 s      07/01/2005 b             1,956,572
--------------------------------------------------------------------------------------------------------------------
      35,000 Puerto Rico Electric Power Authority,
             Series Z                                5.250      07/01/2021        07/01/2005 b                36,988
--------------------------------------------------------------------------------------------------------------------
   1,425,000 Puerto Rico Electric Power Authority,
             Series Z                                5.500      07/01/2010        07/01/2005 b             1,557,539
--------------------------------------------------------------------------------------------------------------------
      50,000 Puerto Rico Electric Power Authority,
             Series Z                                5.500      07/01/2014        07/01/2005 b                54,121
--------------------------------------------------------------------------------------------------------------------
      90,000 Puerto Rico Electric Power Authority,
             Series Z                                5.500      07/01/2016 s      07/01/2005 b                97,418
--------------------------------------------------------------------------------------------------------------------
     100,000 Puerto Rico GO                          5.000      07/01/2019        07/01/2006 b               102,555
--------------------------------------------------------------------------------------------------------------------
   5,000,000 Puerto Rico GO                          5.250      07/01/2027 s      07/01/2011 b             5,362,850
--------------------------------------------------------------------------------------------------------------------
      70,000 Puerto Rico GO                          5.375      07/01/2021        07/01/2007 b                80,792
--------------------------------------------------------------------------------------------------------------------
     135,000 Puerto Rico GO                          5.375      07/01/2022 s      07/01/2005 b               148,111
--------------------------------------------------------------------------------------------------------------------
      30,000 Puerto Rico GO                          5.375      07/01/2025        07/01/2007 b                34,205
--------------------------------------------------------------------------------------------------------------------
      90,000 Puerto Rico GO                          5.375      07/01/2025        07/01/2007 b               102,615
--------------------------------------------------------------------------------------------------------------------
   4,130,000 Puerto Rico GO                          5.375      07/01/2028        07/01/2011 b             4,341,704
--------------------------------------------------------------------------------------------------------------------
      55,000 Puerto Rico HBFA                        5.850      10/01/2009        04/01/2007 b                58,140
--------------------------------------------------------------------------------------------------------------------
     470,000 Puerto Rico HBFA                        6.100      10/01/2015        04/01/2007 b               492,414
--------------------------------------------------------------------------------------------------------------------
     480,000 Puerto Rico HBFA                        6.250      04/01/2029 s      04/01/2007 b               500,107
--------------------------------------------------------------------------------------------------------------------
   1,403,611 Puerto Rico Health Dept.
             Equipment Lease i,u                     7.099      07/23/2003        07/23/2003               1,403,261
--------------------------------------------------------------------------------------------------------------------
      90,000 Puerto Rico HFC                         5.100      12/01/2018        12/01/2010 b                93,813
--------------------------------------------------------------------------------------------------------------------
      65,000 Puerto Rico HFC                         7.250      10/01/2004        10/01/2003 b                65,244
--------------------------------------------------------------------------------------------------------------------
     100,000 Puerto Rico HFC                         7.300      04/01/2006        10/01/2003 b               100,337
--------------------------------------------------------------------------------------------------------------------
      85,000 Puerto Rico HFC                         7.300      10/01/2006        10/01/2003 b                85,281
--------------------------------------------------------------------------------------------------------------------
      35,000 Puerto Rico HFC                         7.400      04/01/2007        10/01/2003 b                35,108
--------------------------------------------------------------------------------------------------------------------
   2,690,000 Puerto Rico HFC                         7.500      10/01/2015 s      10/01/2003 b             2,695,030
--------------------------------------------------------------------------------------------------------------------
   5,420,000 Puerto Rico HFC                         7.500      04/01/2022 s      10/01/2003 b             5,495,880


         39 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$ 7,000,000 Puerto Rico Highway &
            Transportation Authority, Series E       5.750%     07/01/2024        07/01/2012 b          $  7,726,320
--------------------------------------------------------------------------------------------------------------------
     40,000 Puerto Rico Highway &
            Transportation Authority, Series X       5.000      07/01/2022        01/01/2004 b                40,694
--------------------------------------------------------------------------------------------------------------------
    175,000 Puerto Rico Highway &
            Transportation Authority, Series Y       5.500      07/01/2026        07/01/2006 b               198,461
--------------------------------------------------------------------------------------------------------------------
    100,000 Puerto Rico Highway &
            Transportation Authority, Series Y       5.500      07/01/2018        07/01/2006 b               107,484
--------------------------------------------------------------------------------------------------------------------
    200,000 Puerto Rico IMEPCF
            (American Home Products)                 5.100      12/01/2018        12/01/2008 b               206,388
--------------------------------------------------------------------------------------------------------------------
  6,275,000 Puerto Rico IMEPCF (PepsiCo)             6.250      11/15/2013        11/15/2003 b             6,598,476
--------------------------------------------------------------------------------------------------------------------
  7,175,000 Puerto Rico IMEPCF (PepsiCo)             6.250      11/15/2013        11/15/2003 b             7,413,712
--------------------------------------------------------------------------------------------------------------------
     10,000 Puerto Rico Infrastructure               5.000      07/01/2016        01/01/2008 b                10,951
--------------------------------------------------------------------------------------------------------------------
  1,670,000 Puerto Rico Infrastructure               7.500      07/01/2009 s      01/01/2004 b             1,706,490
--------------------------------------------------------------------------------------------------------------------
     55,000 Puerto Rico ITEMECF
            (Ana G. Mendez University)               5.375      02/01/2019        02/01/2009 b                57,296
--------------------------------------------------------------------------------------------------------------------
 16,525,000 Puerto Rico ITEMECF
            (Congeneration Facilities)               6.625      06/01/2026 s      06/01/2010 b            17,420,655
--------------------------------------------------------------------------------------------------------------------
    750,000 Puerto Rico ITEMECF
            (Hospital de la Concepcion)              6.375      11/15/2015        11/15/2010 b               864,975
--------------------------------------------------------------------------------------------------------------------
  2,000,000 Puerto Rico ITEMECF
            (Hospital de la Concepcion)              6.500      11/15/2020        11/15/2010 b             2,304,440
--------------------------------------------------------------------------------------------------------------------
  1,540,000 Puerto Rico ITEMECF
            (Mennonite General Hospital)             6.375      07/01/2006        07/15/2005 c             1,548,116
--------------------------------------------------------------------------------------------------------------------
  1,915,000 Puerto Rico ITEMECF
            (Mennonite General Hospital)             6.500      07/01/2012        12/15/2009 c             1,904,716
--------------------------------------------------------------------------------------------------------------------
    955,000 Puerto Rico ITEMECF
            (Polytechnic University of Puerto Rico)  5.700      08/01/2013        08/01/2005 b               977,930
--------------------------------------------------------------------------------------------------------------------
  1,045,000 Puerto Rico ITEMECF
            (Ryder Memorial Hospital)                6.400      05/01/2009        05/01/2004 b             1,075,357
--------------------------------------------------------------------------------------------------------------------
  1,075,000 Puerto Rico Municipal Finance
            Agency RITES i                          10.326 r    08/01/2013        02/01/2009 b             1,458,700
--------------------------------------------------------------------------------------------------------------------
     50,000 Puerto Rico Municipal Finance
            Agency, Series A                         5.500      07/01/2021        07/01/2007 b                55,444
--------------------------------------------------------------------------------------------------------------------
    279,882 Puerto Rico Natural Resources
            Dept. Equipment Lease i                  7.250      10/26/2003        10/26/2003                 279,907
--------------------------------------------------------------------------------------------------------------------
    140,000 Puerto Rico Port Authority, Series C     7.300      07/01/2007 s      01/01/2004 b               142,926
--------------------------------------------------------------------------------------------------------------------
    120,000 Puerto Rico Port Authority, Series D     6.000      07/01/2021 s      01/01/2004 b               122,916
--------------------------------------------------------------------------------------------------------------------
    465,000 Puerto Rico Port Authority, Series D     7.000      07/01/2014 s      01/01/2004 b               479,322
--------------------------------------------------------------------------------------------------------------------
     50,000 Puerto Rico Public Building Authority,
            Series M                                 5.500      07/01/2021        01/01/2004 a                51,386
--------------------------------------------------------------------------------------------------------------------
     15,000 Puerto Rico Public Buildings Authority,
            Series A                                 5.500      07/01/2021        07/01/2005 a                16,494
--------------------------------------------------------------------------------------------------------------------
     35,000 Puerto Rico Public Buildings Authority,
            Series A                                 5.500      07/01/2025        07/01/2005 a                38,486
--------------------------------------------------------------------------------------------------------------------
      5,000 Puerto Rico Public Buildings Authority,
            Series B                                 5.250      07/01/2021        07/01/2007 b                 5,183
--------------------------------------------------------------------------------------------------------------------
  5,000,000 Puerto Rico Public Finance Corp.,
            Series A                                 5.375      08/01/2024        08/01/2011 b             5,455,300
--------------------------------------------------------------------------------------------------------------------
  1,000,000 Puerto Rico Public Finance Corp.,
            Series E                                 5.500      08/01/2029        02/01/2012 b             1,062,840


         40 LIMITED TERM NEW YORK MUNICIPAL FUND


  Principal                                                                        Effective            Market Value
     Amount                                         Coupon        Maturity         Maturity*              See Note 1
--------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$35,400,000 Puerto Rico Public Finance Corp.,
            Series E                                 5.700%     08/01/2025        02/01/2010 b           $37,865,256
--------------------------------------------------------------------------------------------------------------------
 64,220,000 Puerto Rico Public Finance Corp.,
            Series E                                 5.750      08/01/2030        02/01/2007 b            69,956,773
--------------------------------------------------------------------------------------------------------------------
    705,000 Puerto Rico Urban Renewal & Hsg. Corp.   7.875      10/01/2004 s      10/01/2003 b               723,189
--------------------------------------------------------------------------------------------------------------------
     10,000 University of Puerto Rico                5.250      06/01/2025        06/01/2007 b                10,636
--------------------------------------------------------------------------------------------------------------------
    215,000 University of Puerto Rico                5.500      06/01/2012 s      11/01/2003 b               218,560
--------------------------------------------------------------------------------------------------------------------
     45,000 V.I. Hsg. Finance Authority, Series A    6.500      03/01/2025 s      03/01/2005 b                46,607
--------------------------------------------------------------------------------------------------------------------
 10,000,000 V.I. Public Finance Authority, Series A  5.500      10/01/2015        10/01/2010 b            10,635,700
--------------------------------------------------------------------------------------------------------------------
  1,000,000 V.I. Public Finance Authority, Series A  5.625      10/01/2010        05/29/2008 c             1,099,580
--------------------------------------------------------------------------------------------------------------------
     25,000 V.I. Public Finance Authority, Series A  5.625      10/01/2025        10/01/2010 b                26,135
--------------------------------------------------------------------------------------------------------------------
 19,800,000 V.I. Public Finance Authority, Series A  6.125      10/01/2029 s      10/01/2010 b            21,707,928
--------------------------------------------------------------------------------------------------------------------
  7,220,000 V.I. Public Finance Authority, Series A  6.375      10/01/2019 s      01/01/2010 b             8,366,175
--------------------------------------------------------------------------------------------------------------------
  9,500,000 V.I. Public Finance Authority, Series A  6.500      10/01/2024 s      10/01/2010 b            10,920,250
--------------------------------------------------------------------------------------------------------------------
  2,500,000 V.I. Public Finance Authority, Series C  5.000      10/01/2003        10/01/2003               2,522,550
--------------------------------------------------------------------------------------------------------------------
    900,000 V.I. Tobacco Settlement Financing
            Corp. (TASC)                             0.000 v    05/15/2008        05/15/2008                 711,396
--------------------------------------------------------------------------------------------------------------------
  1,470,000 V.I. Water & Power Authority             5.375      07/01/2010        07/01/2010               1,583,278
                                                                                                      --------------
                                                                                                         474,461,773

--------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $3,324,888,901)--100.4%                                             3,343,270,428
--------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets--(0.4)                                                            (13,543,270)
                                                                                                      --------------
 Net Assets--100.0%                                                                                   $3,329,727,158
                                                                                                      ==============




Footnotes to Statement of Investments
*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
 a. Date of prefunded call, or maturity date if escrowed to maturity.
 b. Optional call date; corresponds to the most conservative yield calculation.
 c. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
 d. Date of mandatory put.
 e. Date of planned principal payment.
 f. Effective maturity corresponding to variable coupon payment date.
 g. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
 i. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.
 r. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial
 Statements.
 s. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
 t. Non-income-accruing security.
 u. Issuer is in default. See Note 1 of Notes to Financial Statements.
 v.Represents the current interest rate for a variable or increasing rate security.
 w.When-issued security to be delivered and settled after June 30, 2003. See Note 1 of Notes to Financial Statements.
 z. Represents a zero coupon bond.

See accompanying Notes to Financial Statements.


         41 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Abbreviations  June 30, 2003
--------------------------------------------------------------------------------
To simplify the listings of securities, abbreviations are used per the table below:
ACDS     Association for Children with Down
         Syndrome
ACLD     Adults and Children with Learning and
         Developmental Disabilities
ALIA     Alliance of Long Island Agencies
ASMF     Amsterdam Sludge Management Facility
CAB      Capital Appreciation Bond
CARS     Complimentary Auction Rate Security
CCDRCA   Catholic Charities of the Diocese of
         Rockville Centre and Affiliates
CCFDP    Child Care Facilities Development Program
CDC      Community Development Corp.
CFGA     Child and Family Guidance Association
CMA      Community Mainstreaming Associates
COP      Certificates of Participation
CRR      Center for Rapid Recovery
CSD      Central School District
CON ED   Consolidated Edison Company
DA       Dormitory Authority
DIAMONDS Direct Investment of Accrued Municipals
EDA      Economic Development Authority
EFC      Environmental Facilities Corp.
EHC      Elderly Housing Corporation
ERDA     Energy Research and Development
         Authority
FHA      Federal Housing Authority
FREE     Family Residences and Essential Enterprises
GO       General Obligation
GRIA     Greater Rochester International Airport
HBFA     Housing Bank and Finance Agency
HDC      Housing Development Corp.
HE&H     Higher Educational and Health
HELP     Homeless Economic Loan Program
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HJDOI    Hospital for Joint Diseases Orthopaedic
         Institute
HKSB     Helen Keller Services for the Blind
IDA      Industrial Development Agency
IDB      Industrial Development Board
IMEPCF   Industrial, Medical and Environmental
         Pollution Control Facilities





IRS      Inverse Rate Security
ITEMECF  Industrial, Tourist, Educational, Medical and
         Environmental Community Facilities
JDAM     Julia Dyckman Andrus Memorial
JFK      John Fitzgerald Kennedy
L.I.     Long Island
LGAC     Local Government Assistance Corp.
LILCO    Long Island Lighting Corporation
MSH/NYU  Mount Sinai Hospital/New York University
MTA      Metropolitan Transportation Authority
NIMO     Niagara Mohawk Power Corporation
NY/NJ    New York/New Jersey
NYC      New York City
NYS      New York State
NYSEG    New York State Electric and Gas
NYU      New York University
PACES    Potsdam Auxiliary and College Educational
         Service
PARS     Periodic Auction Reset Securities
RG&E     Rochester Gas and Electric
RIBS     Residual Interest Bonds
RIT      Rochester Institute of Technology
RITES    Residual Interest Tax Exempt Security
RES REC  Resource Recovery Facility
SCHC     Senior Citizen Housing Corporation
SCSB     Schuyler Community Services Board
SONYMA   State of New York Mortgage Agency
SUNY     State University of New York
SWMA     Solid Waste Management Authority
TASC     Tobacco Settlement Asset-Backed Bonds
TFA      Transitional Finance Authority
TFABS    Tobacco Flexible Amortization Bonds
UDC      Urban Development Corp.
USTA     United States Tennis Association
V.I.     United States Virgin Islands
VRDB     Variable Rate Debt Bonds
WHELC    Wartburg Home of the Evangelical
         Lutheran Church
WORCA    Working Organization for Retarded
         Children and Adults
WRC      Westchester Resco Company
YMCA     Young Men's Christian Association




       42 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 Industry Concentrations  June 30, 2003
--------------------------------------------------------------------------------
 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                              Market Value    Percent
--------------------------------------------------------------------------------
 Tobacco Settlements                                 $  657,779,886       19.7%
 Hospital/Health Care                                   373,648,611       11.2
 Electric Utilities                                     366,995,613       11.0
 Multifamily Housing                                    262,164,485        7.8
 General Obligation                                     256,219,769        7.7
 Marine/Aviation Facilities                             212,654,320        6.4
 Sales Tax Revenue                                      205,692,183        6.2
 Municipal Leases                                       190,331,958        5.7
 Airlines                                               146,442,817        4.4
 Higher Education                                       134,675,434        4.0
 Single Family Housing                                  116,929,436        3.5
 Not-for-Profit Organization                             78,665,832        2.4
 Highways/Railways                                       71,681,258        2.1
 Water Utilities                                         58,804,206        1.8
 Resource Recovery                                       48,646,389        1.5
 Gas Utilities                                           41,029,241        1.2
 Education                                               23,690,200        0.7
 Manufacturing, Non-Durable Goods                        18,207,201        0.5
 Adult Living Facilities                                 17,987,760        0.5
 Manufacturing, Durable Goods                            16,596,648        0.5
 Pollution Control                                       13,969,676        0.4
 Paper, Containers & Packaging                           12,052,934        0.4
 Parking Fee Revenue                                      8,284,248        0.2
 Special Assessment                                       7,579,867        0.2
 Special Tax                                              1,540,667         --
 Hotels, Restaurants &Leisure                               999,789         --
                                                     ---------------------------
 Total                                               $3,343,270,428      100.0%
                                                     ===========================

--------------------------------------------------------------------------------
 Summary of Ratings  June 30, 2003

 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

 Rating                                                                 Percent
--------------------------------------------------------------------------------
 AAA                                                                       23.8%
 AA                                                                        13.6
 A                                                                         39.7
 BBB                                                                       15.1
 BB                                                                         4.9
 B                                                                          0.0
 CCC                                                                        0.0
 Not Rated                                                                  1.9
                                                                          ------
                                                                          100.0%
                                                                          ======
--------------------------------------------------------------------------------

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


       43 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 June 30, 2003
--------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $3,324,888,901)--see accompanying statement          $3,343,270,428
--------------------------------------------------------------------------------------------------
 Cash                                                                                  1,315,587
--------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                             56,256,271
 Investments sold                                                                     49,738,598
 Shares of beneficial interest sold                                                    9,917,989
 Other                                                                                    57,578
                                                                                  ----------------
 Total assets                                                                      3,460,556,451

--------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.000% at June 30, 2003)                       110,400,000
 Investments purchased (including $965,000 purchased on a when-issued
 or forward commitment basis)                                                          7,888,141
 Shares of beneficial interest redeemed                                                7,698,616
 Dividends                                                                             2,425,499
 Distribution and service plan fees                                                    2,034,854
 Trustees' compensation                                                                  192,558
 Transfer and shareholder servicing agent fees                                           111,011
 Other                                                                                    78,614
                                                                                  ----------------
 Total liabilities                                                                   130,829,293

--------------------------------------------------------------------------------------------------
 Net Assets                                                                       $3,329,727,158
                                                                                  ================

--------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                  $3,341,128,066
--------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                     427,849
--------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                            (30,210,284)
--------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                           18,381,527
                                                                                  ----------------
 Net Assets                                                                       $3,329,727,158
                                                                                  ================








       44 LIMITED TERM NEW YORK MUNICIPAL FUND


--------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,888,362,334 and 575,563,313 shares of beneficial interest outstanding)                 $3.28
 Maximum offering price per share (net asset value plus sales charge of 3.50% of
 offering price)                                                                           $3.40
--------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $442,965,204
 and 135,172,226 shares of beneficial interest outstanding)                                $3.28
--------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $996,628,665
 and 304,695,040 shares of beneficial interest outstanding)                                $3.27
--------------------------------------------------------------------------------------------------
 Class X Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,770,955 and 538,293 shares of beneficial interest outstanding)                         $3.29



 See accompanying Notes to Financial Statements.










       45 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------
 For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------
 Investment Income
 Interest                                                        $  86,137,840

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                     6,537,457
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                             2,342,835
 Class B                                                             2,080,732
 Class C                                                             4,771,263
 Class X                                                                15,543
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               325,696
 Class B                                                               144,852
 Class C                                                               202,128
 Class X                                                                 2,011
--------------------------------------------------------------------------------
 Accounting service fees                                               490,055
--------------------------------------------------------------------------------
 Interest expense                                                      261,117
--------------------------------------------------------------------------------
 Trustees' compensation                                                 81,842
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            81,296
--------------------------------------------------------------------------------
 Other                                                                  38,312
                                                                   -------------
 Total expenses                                                     17,375,139
 Less reduction to custodian expenses                                  (17,660)
                                                                   -------------
 Net expenses                                                       17,357,479


--------------------------------------------------------------------------------
 Net Investment Income                                              68,780,361

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain on investments                                    1,317,936
--------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments              (36,963,471)

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $33,134,826
                                                                   =============




 See accompanying Notes to Financial Statements.







       46 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Six Months                           Year
                                                                              Ended                          Ended
                                                                      June 30, 2003                   December 31,
                                                                        (Unaudited)                           2002
--------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                               $   68,780,361                 $  101,193,411
--------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                 1,317,936                     (2,778,018)
--------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                   (36,963,471)                    40,533,262
                                                                     -----------------------------------------------
 Net increase in net assets resulting from operations                    33,134,826                    138,948,655

--------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                (43,157,350)                   (71,242,725)
 Class B                                                                 (7,889,448)                   (10,501,117)
 Class C                                                                (18,260,854)                   (22,784,301)
 Class X                                                                   (160,164)                     (731,746)

--------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                 41,874,646                    722,304,877
 Class B                                                                 63,372,896                    226,278,537
 Class C                                                                112,441,813                    624,270,800
 Class X                                                                (10,965,367)                   (12,906,454)

--------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                         170,390,998                  1,593,636,526
--------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                  3,159,336,160                  1,565,699,634
                                                                     -----------------------------------------------
 End of period [including undistributed net investment
 income of $427,849 and $1,115,304, respectively]                    $3,329,727,158                 $3,159,336,160
                                                                     ===============================================



 See accompanying Notes to Financial Statements.







        47 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            Six Months                                                                       Year
                                                 Ended                                                                      Ended
                                         June 30, 2003                                                                   Dec. 31,
  Class A                                  (Unaudited)           2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $3.31          $3.27          $3.27          $3.19          $3.37          $3.34
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07            .15            .16            .16            .15            .16
 Net realized and unrealized gain (loss)          (.03)           .05             --            .07           (.18)           .03
                                                  ----------------------------------------------------------------------------------
 Total from investment operations                  .04            .20            .16            .23           (.03)           .19
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.07)          (.16)          (.16)          (.15)          (.15)          (.16)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.28          $3.31          $3.27          $3.27          $3.19          $3.37
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               1.37%          6.33%          4.85%          7.47%         (0.87)%         5.94%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,888,362     $1,868,271     $1,124,846       $927,079     $1,025,714       $979,316
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,898,340     $1,472,317     $  996,671       $945,492     $1,060,745       $884,849
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            4.55%          4.65%          4.95%          4.88%          4.64%          4.80%
 Expenses, gross                                  0.74%          0.74%          0.78%          0.85%          0.81%          0.82% 3
 Expenses, net                                    0.72% 4,5      0.74% 4,6      0.74% 4,5      0.78% 4,5      0.77% 4,5      0.80% 5
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            10%            19%            23%            37%            37%           25%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of interest expense.
6. Interest expense was less than 0.01%. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.







        48 LIMITED TERM NEW YORK MUNICIPAL FUND


                                            Six Months                                                                       Year
                                                 Ended                                                                      Ended
                                         June 30, 2003                                                                   Dec. 31,
 Class B                                   (Unaudited)           2002            2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period            $3.31          $3.27           $3.27          $3.19          $3.37         $3.34
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .06            .13             .13            .13            .13           .14
 Net realized and unrealized gain (loss)          (.03)           .05              --            .08           (.18)          .03
                                                  ----------------------------------------------------------------------------------
 Total from investment operations                  .03            .18             .13            .21           (.05)          .17
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.06)          (.14)           (.13)          (.13)          (.13)         (.14)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.28          $3.31           $3.27          $3.27          $3.19         $3.37
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               0.98%          5.53%           4.06%          6.65%         (1.64)%        5.13%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $442,965       $383,690        $153,471        $92,786        $88,758       $64,388
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $419,925       $261,858        $113,976        $86,107        $78,263       $43,620
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.75%          3.85%           4.17%          4.09%          3.84%        3.97%
 Expenses, gross                                  1.53%          1.51%           1.54%          1.63%          1.59%        1.59% 3
 Expenses, net                                    1.51% 4,5      1.51% 4,6       1.50% 4,5      1.56% 4,5      1.55% 4,5    1.57% 5
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            10%            19%             23%            37%            37%          25%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of interest expense.
6. Interest expense was less than 0.01%. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.







        49 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            Six Months                                                                       Year
                                                 Ended                                                                      Ended
                                         June 30, 2003                                                                   Dec. 31,
 Class  C                                  (Unaudited)           2002            2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period            $3.30          $3.26           $3.26          $3.18          $3.36         $3.33
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .06            .13             .13            .13            .13           .14
 Net realized and unrealized gain (loss)          (.03)           .05              --            .08           (.18)          .03
                                                  ----------------------------------------------------------------------------------
 Total from investment operations                  .03            .18             .13            .21           (.05)          .17
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.06)          (.14)           (.13)          (.13)          (.13)         (.14)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.27          $3.30           $3.26          $3.26          $3.18         $3.36
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               0.99%          5.54%           4.06%          6.67%         (1.63)%        5.15%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $996,629       $894,469        $261,857       $101,858       $119,329       $94,870
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $962,729       $574,124        $150,504       $105,452       $116,249       $61,717
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.78%          3.82%           4.13%          4.11%          3.86%         3.98%
 Expenses, gross                                  1.50%          1.51%           1.53%          1.62%          1.57%         1.57% 3
 Expenses, net                                    1.48% 4,5      1.51% 4,6       1.49% 4,5      1.55% 4,5      1.53% 4,5     1.55% 5
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            10%            19%             23%            37%            37%           25%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of interest expense.
6. Interest expense was less than 0.01%. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.







        50 LIMITED TERM NEW YORK MUNICIPAL FUND


                                            Six Months                                                                       Year
                                                 Ended                                                                      Ended
                                         June 30, 2003                                                                   Dec. 31,
 Class  X                                  (Unaudited)           2002            2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period            $3.34          $3.28           $3.28          $3.20          $3.38         $3.35
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .30            .15             .15            .14            .13           .15
 Net realized and unrealized gain (loss)          (.24)           .04            (.01)           .08           (.18)          .03
                                                  ----------------------------------------------------------------------------------
 Total from investment operations                  .06            .19             .14            .22           (.05)          .18
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.11)          (.13)           (.14)          (.14)          (.13)         (.15)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.29          $3.34           $3.28          $3.28          $3.20         $3.38
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               2.59%          5.77%           4.30%          6.88%         (1.39)%        5.38%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $1,771        $12,906         $25,526        $32,651        $39,496       $47,424
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $4,157        $18,112         $29,642        $34,684        $44,237       $49,866
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.98%          3.74%           4.46%          4.34%          4.11%         4.30%
 Expenses, gross                                  1.31%          1.30%           1.31%          1.39%          1.34%         1.35% 3
 Expenses, net                                    1.29% 4,5      1.30% 4,6       1.27% 4,5      1.32% 4,5      1.30% 4,5     1.32% 5
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            10%            19%             23%            37%            37%           25%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of interest expense.
6. Interest expense was less than 0.01%. The Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.







        51 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

        52 LIMITED TERM NEW YORK MUNICIPAL FUND

 The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments or forward commitments of $965,000.
--------------------------------------------------------------------------------
 Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $85,246,390 as of June 30, 2003. Including the effect of leverage, inverse floaters represent 2.48% of the Fund's total assets as of June 30, 2003.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $2,347,617, representing 0.07% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $30,062,092. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund used $1,317,936 of carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.


        53 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2003       $ 2,250,684
                              2004           244,677
                              2006           484,870
                              2007        15,555,960
                              2008         7,670,334
                              2009         2,543,678
                              2010         2,629,825
                                         -----------
                              Total      $31,380,028
                                         ===========
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2003, the Fund's projected benefit obligations were increased by $34,085 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $174,963 as of June 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.





         54 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:
                                     Six Months Ended           Year Ended
                                        June 30, 2003    December 31, 2002
                 ---------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $69,467,816         $105,259,889
--------------------------------------------------------------------------------
 Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     Six Months Ended June 30, 2003                 Year Ended December 31, 2002
                                     Shares                  Amount               Shares                  Amount
------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                           114,083,719           $ 374,681,396          291,519,858         $   958,293,867
 Dividends and/or
 distributions reinvested         8,656,651              28,390,854           14,161,468              46,538,461
 Redeemed                      (110,810,932)           (361,197,604)         (85,934,132)           (282,527,451)
                           ---------------------------------------------------------------------------------------
 Net increase                    11,929,438           $  41,874,646          219,747,194            $722,304,877
                           =======================================================================================

------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                            29,441,859           $  96,505,752           75,324,857          $  247,324,876
 Dividends and/or
 distributions reinvested         1,625,059               5,326,541            2,218,844               7,282,494
 Redeemed                       (11,784,590)            (38,459,397)          (8,624,172)            (28,328,833)
                           ---------------------------------------------------------------------------------------
 Net increase                    19,282,328           $  63,372,896           68,919,529            $226,278,537
                           =======================================================================================

------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                            71,312,149           $ 233,595,816          209,666,907          $  687,569,238
 Dividends and/or
 distributions reinvested         3,918,594              12,818,272            5,095,024              16,699,520
 Redeemed                       (41,184,868)           (133,972,275)         (24,386,390)            (79,997,958)
                           ---------------------------------------------------------------------------------------
 Net increase                    34,045,875           $ 112,441,813          190,375,541          $  624,270,800
                           =======================================================================================

         55 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                                     Six Months Ended June 30, 2003                Year Ended December 31, 2002
                                     Shares                  Amount               Shares                  Amount
------------------------------------------------------------------------------------------------------------------
 Class X
 Sold                                    --            $         --                   --           $          --
 Dividends and/or
 distributions reinvested            29,433                  97,150              136,933                 450,397
 Redeemed                        (3,351,746)            (11,062,517)          (4,060,493)            (13,356,851)
                                 ---------------------------------------------------------------------------------
 Net decrease                    (3,322,313)           $(10,965,367)          (3,923,560)           $(12,906,454)
                                 =================================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $634,050,413 and $322,408,336, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.
--------------------------------------------------------------------------------
 Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended, the Fund paid $490,055 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
 OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.







         56 LIMITED TERM NEW YORK MUNICIPAL FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate           Class A       Concessions         Concessions         Concessions      Concessions
                         Front-End         Front-End        on Class A          on Class B          on Class C       on Class X
                     Sales Charges     Sales Charges            Shares              Shares              Shares           Shares
 Six Months             on Class A       Retained by       Advanced by         Advanced by         Advanced by      Advanced by
 Ended                      Shares       Distributor     Distributor 1       Distributor 1       Distributor 1    Distributor 1
---------------------------------------------------------------------------------------------------------------------------------
 June 30, 2003          $3,061,069          $446,678          $333,308          $1,787,881          $1,861,736          $38,725

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class X shares from its own resources at the time of sale.

                           Class A           Class B           Class C             Class X
                        Contingent        Contingent        Contingent          Contingent
                          Deferred          Deferred          Deferred            Deferred
                     Sales Charges     Sales Charges     Sales Charges       Sales Charges
 Six Months            Retained by       Retained by       Retained by         Retained by
 Ended                 Distributor       Distributor       Distributor         Distributor
---------------------------------------------------------------------------------------------
 June 30, 2003            $110,466          $474,402          $334,094                 $--

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2003, expense under the Class A Plan totaled $2,342,835, all of which were paid by the Distributor to recipients, and included $24,007 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class X Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class X shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.50% per year on Class X shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended June 30, 2003, were as follows:

                                                                             Distributor's
                                                         Distributor's           Aggregate
                                                             Aggregate        Unreimbursed
                                                          Unreimbursed       Expenses as %
                    Total Payments   Amount Retained          Expenses       of Net Assets
                        Under Plan    by Distributor        Under Plan            of Class
--------------------------------------------------------------------------------------------
 Class B Plan           $2,080,732        $1,379,546       $ 6,872,443                1.55%
 Class C Plan            4,771,263         2,838,079        15,259,343                1.53
 Class X Plan               15,543            34,959           680,236               38.41










         57 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $63,348,363, which represents 1.90% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $110,400,000 at June 30, 2003 at an interest rate of 2.000%. For the six months ended June 30, 2003, the average monthly loan balance was $26,558,821 at an average interest rate of 1.907%. The Fund had gross borrowings and gross loan repayments of $351,400,000 and $360,500,000, respectively, during the six months ended June 30, 2003. The maximum amount of borrowings outstanding at any month-end was $110,400,000. The Fund paid $5,758 in commitment fees during the six months ended June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.







         58 LIMITED TERM NEW YORK MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)